As filed with the U.S. Securities and Exchange Commission on June 28, 2007

Securities Act File No. 333-32575

Investment Company Act File No. 811-8319

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 33	☒

And/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 33 (Check appropriate box or boxes)	☒

ING PARTNERS, INC.

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road

Scottsdale, AZ  85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (860) 273-4743

Huey P. Falgout, Jr.	With copies to:
ING Investments, LLC	Jeffrey S. Puretz, Esq.
7337 East Doubletree Ranch Rd.	Dechert, LLP
Scottsdale, AZ 85258	1775 I Street, N.W.
(Name and Address of Agent for Service)	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)	☒	on June 29, 2007, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date), pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

ING PARTNERS, INC.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*	Cover Sheet

*	Contents of Registration Statement

*	Explanatory Note

*	Supplement dated July 2, 2007

*	ING Partners, Inc. Initial Class Prospectus for ING Solution Growth Portfolio, ING Solution Growth and Income Portfolio and ING Solution Income Portfolio.

*	ING Partners, Inc. Service Class and Adviser Class Prospectus for ING Solution Growth Portfolio, ING Solution Growth and Income Portfolio and ING Solution Income Portfolio.

*

ING Partners, Inc. Statement of Additional Information for Initial Class, Service Class and Adviser Class for ING Solution Growth Portfolio, ING Solution Growth and Income Portfolio and ING Solution Income Portfolio.

*	Part C

*	Signature Page

EXPLANATORY NOTE

This Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A for ING Partners, Inc. (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of finalizing the prospectuses and statement of additional information for two new additional portfolios – ING Solution Growth Portfolio and ING Solution Growth and Income Portfolio.

Supplement dated July 2, 2007
to the current Prospectuses of
ING Partners, Inc.
(“Registrant”)

The Prospectuses for the Registrant are hereby supplemented with the following information relating to “Information Regarding Trading of ING’s U.S. Mutual Funds:”

Information Regarding Trading of ING’s U.S. Mutual Funds

Prior to December 29, 2006, ING Life Insurance and Annuity Company (“ILIAC”) served as the investment adviser for the Registrant.  On December 29, 2006, the investment advisory functions of ILIAC were transferred to another affiliated investment adviser, Directed Services, LLC (“DSL”).  DSL is the current investment adviser to the Registrant.

As discussed in earlier supplements, ILIAC, the previous adviser to the ING Funds, has reported to the Boards of Directors (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ILIAC and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products.  ILIAC has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ILIAC reported that management of U.S. affiliates of ING Groep N.V., including ILIAC (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed.  ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing.  ING further reported that each of these arrangements has been terminated and fully disclosed to regulators.  The results of the internal review were also reported to the independent members of the Boards.

ILIAC has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S.  ILIAC further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ILIAC has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading.  Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, ILIAC reported to the Boards that, at this time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•                 Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds.  One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•                 ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time.  In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading.  Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•                 In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product.  No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004.  These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s Web site at http://www.sec.gov.  Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

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ILIAC reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ILIAC advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ILIAC reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•                 ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.  ILIAC reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•                 ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•                 The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•                 ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries.  ING does not make exceptions to these policies.

•                 ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

Other Regulatory Matters

The New York Attorney General (the “NYAG”) and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among others things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.  In connection with one such investigation, ILIAC and ING Financial Advisers, LLC (“IFA”) were named in a petition for relief

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and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the “NH Bureau”) concerning their administration of the New Hampshire state employees deferred compensation plan.

On October 10, 2006, ILIAC entered into an assurance of discontinuance with the NYAG (the “NYAG Agreement”) regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust (“NYSUT”) and the sale of its products to NYSUT members.  Under the terms of the NYAG Agreement, ILIAC, without admitting or denying the NYAG’s findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006.  ILIAC also agreed with the NYAG’s office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the “One-Page Disclosure”).  Pursuant to the terms of the NYAG Agreement, ILIAC has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

In addition, on the same date, ILIAC and IFA entered into an consent agreement with the NH Bureau (the “NH Agreement”) to resolve this petition for relief and cease and desist order.  Under the terms of the NH Agreement, ILIAC and IFA, without admitting or denying the NH Bureau’s claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above.

Neither the NH Agreement nor the NYAG Agreement have a material effect on ILIAC’s or IFA’s ability to perform their contracts with the Funds.  Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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July 2, 2007  Prospectus — Initial Class ("I Class")

ING PARTNERS, INC.

This Prospectus is designed to help you make informed decisions about investments in the ING Solution Portfolios listed below (each a "Portfolio" and collectively, the "Solution Portfolios"). Each Portfolio seeks to achieve its investment objective by investing in other ING mutual funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Consult with your investment professional to determine which Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

•  ING Solution Growth and Income Portfolio

•  ING Solution Growth Portfolio

•  ING Solution Income Portfolio

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL VARIABLE PLANS.

This Prospectus contains important information about investing in the Initial Class shares of Solution Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Solution Portfolios will achieve their respective investment objectives.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Solution Portfolios in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

>  ING Partners, Inc.

Each Portfolio is a series of ING Partners, Inc. ("Company"). The Company is an open-end management investment company authorized to issue multiple series and classes of shares. This Prospectus is designed to help you make informed decisions about investments in the ING Solution Portfolios listed below (each a "Portfolio" and collectively, the "Solution Portfolios"). Each Portfolio seeks to achieve its investment objective by investing in other ING Funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds. ING Directed Services, LLC ("DSL") serves as the investment adviser of each Portfolio. Not all of the Company's portfolios are offered in this Prospectus.

INTRODUCTION

>  An Introduction to the Solution Portfolios

The Solution Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The Solution Portfolios invest primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies" on page 12 and "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 13 of this Prospectus.

Although each Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because each Portfolio may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective. You should evaluate the Solution Portfolios in the context of your personal financial situation, investment objectives and other investments.

Each Portfolio's shares may be offered to variable annuity and variable life insurance separate accounts ("Variable Contracts"), qualified pension and retirement plans ("Qualified Plans") outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Solution Portfolios and certain other management investment companies.

This Prospectus explains the investment objective, strategies and risks of each of the Solution Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

>  Classes of Shares

Pursuant to a multiple class plan ("Plan"), ING Solution Growth and Income Portfolio and ING Solution Growth Portfolio offer three classes of shares and ING Solution Income Portfolio offers four classes of shares. This Prospectus relates only to the Initial Class ("I Class") shares. For more information about share classes, please refer to the section of this Prospectus entitled "Shareholder Information — Classes of Shares."

>  An Introduction to the Asset Allocation Process

DSL is the investment adviser of each Portfolio. DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") (NYSE.ING) one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

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ING Investment Management Co. ("Consultant") is a consultant to DSL. Both DSL and the Consultant are wholly-owned, indirect subsidiaries of ING Groep. DSL and the Consultant, working together, have designed asset allocation funds called Solution Portfolios. DSL uses the following process to determine each Portfolio's investment mix:

The Underlying Funds' returns will be compared to the unmanaged market benchmarks that are used to model the specific asset classes. For each Portfolio, the combination of underlying funds that seem to provide the most favorable trade-off between closeness of fit and incremental return is estimated. Adjustments are made for correlations of more than one Underlying Fund within each sub-class as well as to avoid a large number of small or large positions or overweights to one manager. General guidelines will include minimum allocations of 2% and maximum allocations of 30%.

The Investment Committee of DSL will have sole authority over the asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future) or target allocations for each Portfolio, including determining the transition pattern of the Portfolios in a timely but reasonable manner based upon market conditions at the time. The predefined mixes will be reviewed annually and analyzed for consistency with current market conditions and industry trends in consultation with the Consultant.

A Portfolio's stated investment objective is non-fundamental and may be changed by the Company's Board of Directors ("Board") without the approval of shareholders.

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DESCRIPTION OF THE SOLUTION PORTFOLIOS

>  Solution Portfolios at a Glance

The following table summarizes the investment objective, target asset mix, target sub-asset class mix, and main risks of each Portfolio, and it is intended to help you make comparisons among the Solution Portfolios. As with all mutual funds, there can be no assurance that the Solution Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, strategies and risks, which begin on page 4.

	ING Solution Growth and Income Portfolio		ING Solution Growth Portfolio		ING Solution Income Portfolio
Investment Adviser	Directed Services, LLC		Directed Services, LLC		Directed Services, LLC

Investment Objective	Seeks to provide a combination of total return and stability of principal through a diversified asset allocation strategy.		Seeks to provide capital growth through a diversified asset allocation strategy.		Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Target Asset Mix(1)	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities and cash equivalents		A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 70% in equity securities and 30% in fixed-income securities and cash equivalents		A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 30% in equity securities and 70% in fixed-income securities and cash equivalents

Target Sub-Asset Class Mix(1)(2)	U.S. Large Cap Blend	11%	U.S. Large Cap Blend	16%	U.S. Large Cap Blend	10%

	U.S. Large Cap Growth	9%	U.S. Large Cap Growth	12%	U.S. Large Cap Growth	2%

	U.S. Large Cap Value	9%	U.S. Large Cap Value	12%	U.S. Large Cap Value	3%

	U.S. Mid Cap	2%	U.S. Mid Cap	3%	U.S. Mid Cap	0%

	U.S. Small Cap	2%	U.S. Small Cap	3%	U.S. Small Cap	0%

	Non-U.S./International	9%	Non-U.S./International	11%	Non-U.S./International	6%

	Real Estate	8%	Real Estate	7%	Real Estate	9%

	Intermediate-Term Bond	33%	Intermediate-Term Bond	22%	Intermediate-Term Bond	42%

	High Yield Bond	0%	High Yield Bond	0%	High Yield Bond	3%

	Short-Term Bond	14%	Short-Term Bond	8%	Short-Term Bond	20%

	Treasury Inflation Protected Securities (TIPS)	3%	Treasury Inflation Protected Securities (TIPS)	0%	Treasury Inflation Protected Securities (TIPS)	5%

	Emerging Markets Equity	0%	Emerging Markets Equity	2%	Emerging Markets Equity	0%

	International REITs	0%	International REITs	4%	International REITs	0%

	Natural Resources/Equity-Based Commodities	0%	Natural Resources/Equity-Based Commodities	0%	Natural Resources/Equity-Based Commodities	0%

Main Risks
The Solution Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among Underlying Funds. An investor may lose money in each Portfolio.	Asset allocation risk, credit risk, debt securities risk, equity securities risk, foreign investment risk, growth investing risk, interest rate risk, market and company risk, market capitalization risk, other investment companies risk, price volatility risk, U.S. government securities and obligations risk and value investing risk		Asset allocation risk, credit risk, equity securities risk, foreign investment risk, growth investing risk, inflation-indexed bonds risk, interest rate risk, market and company risk, market capitalization risk, other investment companies risk, price volatility risk, real estate risk, REITs risk, U.S. government securities and obligations risk and value investing risk		Asset allocation risk, credit risk, debt securities risk, equity securities risk, foreign investment risk, inflation-indexed bonds risk, interest rate risk, market and company risk, price volatility risk, real estate risk, REITs risk and U.S. government securities and obligations risk

(1)  As of May 1, 2007 for ING Solution Income Portfolio and July 2, 2007 for ING Solution Growth and Income Portfolio and ING Solution Growth Portfolio.

(2)  Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

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ING SOLUTION GROWTH AND INCOME PORTFOLIO

>  Investment Objective

Seeks to provide a combination of total return and stability of principal through a diversified asset allocation strategy.

>  Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds which are active U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors saving for retirement.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its nets assets) among the Underlying Funds are set out below. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks—Blend	11%
U.S. Large-Capitalization Stocks—Growth	9%
U.S. Large-Capitalization Stocks—Value	9%
U.S. Mid-Capitalization Stocks	2%
U.S. Small-Capitalization Stocks	2%
Non-U.S./International Stocks	9%
Real Estate Stocks	8%
Intermediate-Term Bonds	33%
High Yield Bonds	0%
Short-Term Bonds	14%
TIPS	3%
Emerging Markets Equity	0%
International REITs	0%
Natural Resources/Equity-Based Commodities	0%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies and international fixed-income. There can be no assurance that these allocations will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described under "An Introduction to the Asset Allocation Process."

>  Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies used may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Asset Allocation Risk
Credit Risk
Debt Securities Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Interest Rate Risk
Market and Company Risk
Market Capitalization Risk
Other Investment Companies Risk
Price Volatility Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please see "More Information on Investment Strategies" on page 12, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 13 and "More Information on Risks" on page 33 of this Prospectus.

>  Performance

No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year. Please visit the Portfolio's website at www.ingfunds.com to obtain performance once it is available.

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ING SOLUTION GROWTH PORTFOLIO

>  Investment Objective

Seeks to provide capital growth through a diversified asset allocation strategy.

>  Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds which are active U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors saving for retirement.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its nets assets) among the Underlying Funds are set out below. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks—Blend/Core	16%
U.S. Large-Capitalization Stocks—Growth	12%
U.S. Large-Capitalization Stocks—Value	12%
U.S. Mid-Capitalization Stocks	3%
U.S. Small-Capitalization Stocks	3%
Non-U.S./International Stocks	11%
Real Estate Stocks	7%
Intermediate-Term Bonds	22%
High Yield Bonds	0%
Short-Term Bonds	8%
TIPS	0%
Emerging Markets Equity	2%
International REITs	4%
Natural Resources/Equity-Based Commodities	0%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies and international fixed-income. There can be no assurance that these allocations will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described under "An Introduction to the Asset Allocation Process."

>  Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies used may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Asset Allocation Risk
Credit Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inflation-Indexed Bonds Risk
Interest Rate Risk
Market and Company Risk
Market Capitalization Risk
Other Investment Companies Risk
Price Volatility Risk
Real Estate Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please see "More Information on Investment Strategies" on page 12, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 13 and "More Information on Risks" on page 33 of this Prospectus.

>  Performance

No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year. Please visit the Portfolio's website at www.ingfunds.com to obtain performance once it is available.

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ING SOLUTION INCOME PORTFOLIO

>  Investment Objective

Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

>  Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire soon or are already retired.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its nets assets) among the Underlying Funds are set out below. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks—Blend	10%
U.S. Large-Capitalization Stocks—Growth	2%
U.S. Large-Capitalization Stocks—Value	3%
U.S. Mid-Capitalization Stocks	0%
U.S. Small-Capitalization Stocks	0%
Non-U.S./International Stocks	6%
Real Estate Stocks	9%
Intermediate-Term Bonds	42%
High Yield Bonds	3%
Short-Term Bonds	20%
TIPS	5%
Emerging Markets Equity	0%
International REITs	0%
Natural Resources/Equity-Based Commodities	0%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies and international fixed-income. There can be no assurance that these allocations will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described under "An Introduction to the Asset Allocation Process."

>  Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies used may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Asset Allocation Risk
Credit Risk
Debt Securities Risk
Equity Securities Risk
Foreign Investment Risk
Inflation-Indexed Bonds Risk
Interest Rate Risk
Market and Company Risk
Price Volatility Risk
Real Estate Risk
REITs Risk
U.S. Government Securities and Obligations Risk

6

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please see "More Information on Investment Strategies" on page 12, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 13 and "More Information on Risks" on page 33 of this Prospectus.

>  Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and the table on the following page show the Portfolio's investment performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's I Class shares' investment performance for the first full calendar year of operations.

Best and worst quarterly returns during this period:

Best:	3	rd quarter	2006	:	3.49%

Worst:	2	nd quarter	2006	:	(0.47)%

The table on the following page provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's I Class shares' performance to that of a broad measure of market performance — the Dow Jones Target Today Index — Global Series and a composite index — the ING Solution Income Composite Index. The ING Solution Income Composite Index is comprised of 42% Lehman Brothers® Aggregate Bond Index ("LBAB Index")/20% Lehman Brothers® 1-3 Year Government/Credit Index/10% Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index")/9% DJ Wilshire Real Estate Securities Index/6% Morgan Stanley Capital International Europe, Australasia, Far East® Index ("MSCI EAFE® Index")/5% Citigroup U.S. Inflation-Linked Securities Index/3% Lehman Brothers® High Yield Index/3% Russell 1000® Value Index/2% Russell 1000® Growth Index, which is aligned with the asset allocations of the Portfolio as of May 1, 2007. The Dow Jones Target Today Index — Global Series is comprised of a set of equity, bond and cash sub-indexes. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The Lehman Brothers® 1-3 Year Government/Credit Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. The Citigroup U.S. Inflation-Linked Securities Index measures the return of bonds with fixed–rate coupon payments that adjust for inflation as measured by the Consumer Price Index. The Lehman Brothers® High Yield Index is an unmanaged index that measures the performance of fixed-income securities. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

7

Average Annual Total Returns(1)
(For the periods ended December 31, 2006)

	1 Year	5 Years or Since Inception		10 Years
I Class Return	7.66%	6.92	%(1)	N/A
Dow Jones Target Today Index — Global Series	6.64%	5.74	%(2)	N/A
ING Solution Income Composite Index	9.97%	9.02	%(2)(3)	N/A

(1)  I Class shares commenced operations on April 29, 2005.

(2)  The Dow Jones Target Today Index — Global Series and the ING Solution Income Composite Index returns are for the period beginning May 1, 2005.

(3)  The ING Solution Income Composite Index is aligned with the asset allocations of the Portfolio as of May 1, 2007.

8

Portfolio Fees and Expenses

The table that follows shows the fees and estimated expenses you pay if you buy and hold Class I shares of a Portfolio. Shareholders of a Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by a Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Company and the Solution Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Solution Portfolios are not fixed or specified under the terms of your Variable Contract. The tables do not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) Not Applicable

I Class Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fees	Distribution (12b-1) Fees and Shareholder Services Fees	Admin. Services Fee	Other Expenses	Acquired (Underlying) Funds Fees and Expenses(2)	Total Operating Expenses	Waivers and Reimbursements(3)	Net Annual Operating Expenses
ING Solution Growth and Income	0.10%	-	0.02%	-	0.61%	0.73%	-	0.73%
ING Solution Growth	0.10%	-	0.02%	-	0.65%	0.77%	-	0.77%
ING Solution Income	0.10%	-	0.02%	-	0.62%	0.74%	-	0.74%

(1)  This table shows the estimated operating expenses for I Class shares of each Portfolio as a ratio of expenses to average daily net assets. ING Solution Growth Portfolio and ING Solution Growth and Income Portfolio had not commenced operations as of the date of this Prospectus, therefore, "Other Expenses" and "Acquired (Underlying) Funds Fees and Expenses" are estimated for the current fiscal year.

(2)  Each Portfolio's Acquired (Underlying) Funds Fees and Expenses is based on a weighted average of the fees and expenses of the Underlying Funds as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(3)  DSL, the adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the Solution Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSL within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least July 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement. For more information regarding the expense limitation agreements for these Portfolios, please see the Statement of Additional Information.

Examples

The Examples are intended to help you compare the cost of investing in I Class shares of the Portfolios, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the I Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the I Class' shares of each Portfolio's total net annual operating expenses remain the same. The Examples do not reflect expenses of a Variable Contract that may use a Portfolio as its underlying investment medium. If such expenses were reflected, the expenses indicated would be higher. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Solution Growth and Income	$75	$233	N/A	N/A
ING Solution Growth(1)	$79	$246	N/A	N/A
ING Solution Income	$76	$237	$411	$918

(1)  The Example numbers reflect any expense limitation agreements/waiver of the Underlying Funds for the one-year period and the first year of the three-, five-, and ten-year periods.

9

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the fees and expenses of the Class I Shares of the Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2006.

Underlying Funds	Net Operating Expenses
ING AllianceBernstein Mid Cap Growth Portfolio	0.77%
ING American Century Large Company Value Portfolio	1.00%
ING American Century Small-Mid Cap Value Portfolio	1.02%
ING Baron Asset Portfolio(1)	1.05%
ING Baron Small Cap Growth Portfolio	1.08%
ING BlackRock Inflation Protected Bond Portfolio(2)	0.63%
ING BlackRock Large Cap Growth Portfolio	0.66%
ING BlackRock Large Cap Value Portfolio	0.75%
ING Capital Guardian U.S. Equities Portfolio	0.75%
ING Columbia Small Cap Value II Portfolio(1)	0.96%
ING Davis Venture Value Portfolio	0.90%
ING Disciplined International SmallCap Fund(1)	0.95%
ING Disciplined Small Cap Value Portfolio(1)	0.72%
ING Evergreen Omega Portfolio	0.60%
ING FMRSM Diversified Mid Cap Portfolio	0.65%
ING FMRSM Large Cap Growth Portfolio	0.68%
ING FMRSM Mid Cap Growth Portfolio	0.63%
ING Franklin Mutual Shares Portfolio(2)	0.78%
ING Fundamental Research Portfolio	0.75%
ING Global Real Estate Portfolio(1)	0.90%
ING Global Resources Portfolio	0.65%
ING International Growth Opportunities Portfolio(1)	1.02%
ING Janus Contrarian Portfolio(1)	0.74%
ING JPMorgan Emerging Markets Equity Portfolio	1.26%
ING JPMorgan International Portfolio	1.00%
ING JPMorgan Mid Cap Value Portfolio	1.00%
ING JPMorgan Small Cap Core Equity Portfolio	0.86%
ING JPMorgan Value Opportunities Portfolio	0.53%
ING Julius Baer Foreign Portfolio	0.89%
ING Legg Mason Partners Aggressive Growth Portfolio	0.80%
ING Legg Mason Partners Large Cap Growth Portfolio	0.84%
ING Legg Mason Value Portfolio	0.78%
ING Limited Maturity Bond Portfolio	0.28%
ING Lord Abbett Affiliated Portfolio	0.75%
ING Lord Abbett U.S. Government Securities Portfolio(1)	0.68%
ING Marisco Growth Portfolio	0.77%
ING Marisco International Opportunities Portfolio	0.68%
ING Neuberger Berman Partners Portfolio(1)	0.67%
ING Neuberger Berman Regency Portfolio(1)	0.88%
ING Oppenheimer Main Street Portfolio®	0.64%

10

Underlying Funds	Net Operating Expenses
ING Oppenheimer Strategic Income Portfolio	0.54%
ING PIMCO High Yield Portfolio	0.50%
ING PIMCO Total Return Portfolio	0.73%
ING Pioneer Equity Income Portfolio (not available until May 11, 2007)(2)	0.70%
ING Pioneer Fund Portfolio	0.71%
ING Pioneer High Yield Portfolio	0.73%
ING Pioneer Mid Cap Value Portfolio	0.64%
ING Templeton Foreign Equity Portfolio(1)	0.98%
ING Thornburg Value Portfolio	0.90%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	0.66%
ING T. Rowe Price Equity Income Portfolio	0.64%
ING T. Rowe Price Growth Equity Portfolio	0.75%
ING UBS U.S. Large Cap Equity Portfolio	0.85%
ING UBS U.S. Small Cap Growth Portfolio(1)	1.00%
ING Van Kampen Capital Growth Portfolio	0.63%
ING Van Kampen Comstock Portfolio	0.83%
ING Van Kampen Growth and Income Portfolio(1)	0.65%
ING Van Kampen Real Estate Portfolio	0.65%
ING VP Growth and Income Portfolio	0.59%
ING VP Growth Portfolio	0.69%
ING VP High Yield Bond Portfolio	0.73%
ING VP Index Plus International Equity Portfolio	0.56%
ING VP Index Plus LargeCap Portfolio	0.43%
ING VP Index Plus MidCap Portfolio	0.49%
ING VP Index Plus SmallCap Portfolio	0.49%
ING VP Intermediate Bond Portfolio	0.49%
ING VP International Equity Portfolio	0.99%
ING VP International Value Portfolio	1.01%
ING VP MidCap Opportunities Portfolio	0.90%
ING VP Money Market Portfolio	0.34%
ING VP Real Estate Portfolio	0.93%
ING VP Small Company Portfolio	0.85%
ING VP SmallCap Opportunities Portfolio	0.91%
ING VP Value Opportunity Portfolio	0.69%
ING Wells Fargo Disciplined Value Portfolio(1)	0.65%
ING Wells Fargo Small Cap Disciplined Portfolio	0.87%

(1)  Because the Underlying Fund or Class I shares of the Underlying Fund did not have a full calendar year of operations as of December 31, 2006, the expenses are estimated for the current fiscal year.

(2)  As the Underlying Fund or Class I shares of the Underlying Fund had not commenced operations as of the date of this Prospectus the expense ratios are estimated for the current fiscal year.

11

MORE INFORMATION ON INVESTMENT STRATEGIES

>  More on the Asset Allocation Process

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. DSL determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, DSL uses economic and statistical methods to determine the optimal allocation targets and ranges for each Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered may include the following:

(i)    the investment objective of each Portfolio and each of the Underlying Funds;

(ii)  proprietary and third-party reports and analyses;

(iii)  the risk/return characteristics, relative performance, and volatility of Underlying Funds;

(iv)  the correlation and covariance among Underlying Funds; and

(v)  the availability of new funds.

As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. DSL will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Solution Portfolios and the Underlying Funds.

DSL intends to rebalance the Portfolios on a quarterly basis to attain the Target Allocation investment allocations. In addition, variances from the targets will be monitored, but rebalancing will generally not take place more frequently than quarterly. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, DSL may determine to purchase additional shares or redeem shares of Underlying Funds. In making those purchases or redemptions, DSL will attempt to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's investment targets. If DSL believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

>  Investment Objectives, Main Investments and Risks of the Underlying Funds

Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Solution Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Solution Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks — Risks Associated with an Investment in the Underlying Funds" beginning on page 33 of this Prospectus for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

12

DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
RISKS OF THE UNDERLYING FUNDS

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: AllianceBernstein L.P.	ING AllianceBernstein Mid Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of net assets in common stock of mid-capitalization companies (defined as companies that have a market capitalization within the range of companies in the Russell Midcap® Growth Index). The market capitalizations of companies in the Russell Midcap Growth Index ranged from $1.2 billion to $21.4 billion as of December 31, 2006. May also invest in convertibles, investment grade instruments, U.S. government securities and high quality, short-term obligations (including repurchase agreements, bankers' acceptances and domestic certificates of deposit) and without limit in foreign securities. May write exchange-traded covered call options on up to 25% of assets, may make secured loans on portfolio securities of up to 25% of assets, may enter into repurchase agreements on up to 10% of assets and may enter into futures contracts on securities indices and options on such futures contracts.	Convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: American Century Investment Management, Inc.	ING American Century Large Company Value Portfolio	Long-term capital growth Income is a secondary objective.	Invests at least 80% of assets in equity securities of large-capitalization companies (those with market capitalizations similar to companies in the Russell 1000® Index). As of December 31, 2006, the capitalization of companies represented in the Russell 1000® Index ranged between $1.2 billion and $463.6 billion. Equity securities include common and preferred stock and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. May also invest in derivatives, foreign securities, debt securities of companies, debt obligations of governments and their agencies and other similar securities.	Convertible securities risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, market and company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: American Century Investment Management, Inc.	ING American Century Small-Mid Cap Value Portfolio	Long-term capital growth, income is a secondary objective.	At least 80% of assets in U.S. equity securities of small-mid capitalization companies. Small-mid capitalization companies include those with a market capitalization at the time of purchase within the range of the Russell 2800 Index. As of December 31, 2006, the capitalization of companies represented by the custom Russell 2800 Index ranged between $68 million and $21.4 billion. May invest in derivatives, foreign securities, debt securities of companies, debt obligations of governments and other similar securities. Equity securities include common and preferred stock and equity-equivalent securities, such as debt securities and preferred stock convertible into common stock and stock or stock index futures contracts.	Convertible securities risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, initial public offerings risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: BAMCO, Inc.	ING Baron Asset Portfolio	Capital appreciation.	Invests primarily in common stocks of small- and mid-sized companies (those that have a market capitalization of less than $8 billion). May invest in equity-type securities, in addition to common stocks, such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks. May also invest in debt securities, including notes, bonds, debentures and money market instruments and in convertible instruments. Debt securities may be rated or unrated, and may include below-investment-grade securities or "junk bonds" or unrated securities of equivalent credit quality. May invest up to 10% of its net assets in illiquid securities. May invest, without limit, in American Depositary Receipts, and up to 10% of its assets in Global Depositary Receipts and European Depositary Receipts. The Portfolio may also engage in derivatives transactions.	Convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, large positions risk, liquidity risk, market and company risk, mid-capitalization company risk, securities lending risk, small-capitalization company risk and value investing risk.

13

DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
RISKS OF THE UNDERLYING FUNDS continued

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: BAMCO, Inc.	ING Baron Small Cap Growth Portfolio	Capital appreciation.	Invests at least 80% of assets in securities of smaller companies with market values under $2.5 billion.	Equity securities risk, growth investing risk, large positions risk, market and company risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Financial Management, Inc.	ING BlackRock Inflation Protected Bond Portfolio	Maximum real return, consistent with real capital and prudent investment management.	Normally invests at least 80% of the Portfolio's assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Portfolio maintains an average portfolio duration that is within ±20% of the duration of the Lehman Global Real: U.S. TIPS Index (the Portfolio's benchmark). May invest up to 20% of its assets in non-investment grade bonds (high-yield or junk bonds) or securities of emerging market issuers. May invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. May also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, investment grade corporate bonds and asset-backed securities. Non-investment grade bonds acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor's Corporation or Ba or lower by Moody's Investors Service) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have a higher credit rating. May buy or sell options or futures, or enter into credit default swaps, interest rate or foreign currency transactions, including swaps (collectively, commonly known as "derivatives"). Typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. May also use derivatives for leverage. May seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).	Asset-backed securities risk, credit derivatives risk, credit risk, currency risk, debt securities risk, derivatives risk, diversification risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inflation-index bonds risk, interest rate risk, leveraging risk, manager risk, mortgage-related securities risk, portfolio turnover risk, securities lending risk, and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of assets in equity securities of large capitalization companies (defined as those included in the Russell 1000® Growth Index). Up to 10% in foreign securities in the form of American Depositary Receipts. May invest in derivatives, short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds or U.S. government and money market securities.	Call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, interest rate risk, investment models risk, manager risk, market and company risk, market capitalization risk, maturity risk, portfolio turnover risk, securities lending risk and U.S. government securities and obligations risk.

14

DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
RISKS OF THE UNDERLYING FUNDS continued

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Value Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in equity securities of large-capitalization companies (those within the market-cap range of companies included in the Russell 1000® Value Index). May invest up to 10% of its total assets in securities issued by foreign issuers in the form of American Depositary Receipts. May also invest in investment grade convertible securities, preferred stock, illiquid securities, U.S. government debt securities of any maturity, and derivatives for hedging purposes. May purchase or sell securities on a when-issued basis.	Borrowing risk, call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, investment models risk, liquidity risk, manager risk, market and company risk, market capitalization risk, over-the-counter investment risk, portfolio turnover risk, restricted and illiquid securities risk, securities lending risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Capital Guardian Trust Company	ING Capital Guardian U.S. Equities Portfolio	Long-term growth of capital and income.	Invest at least 80% of assets in equity and equity-related securities (including common and preferred stock and convertible securities such as warrants and rights) of issuers located in the U.S. with greater consideration given to potential appreciation and future dividends than to current income. Under normal conditions, the Portfolio will invest in companies with market capitalizations of greater than $1 billion. May invest in ADRs, EDRs and GDRs, debt securities and cash equivalents.	Convertible securities risk, depositary receipt risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Columbia Management Advisors, LLC	ING Columbia Small Cap Value II Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in equity securities of U.S. companies whose market capitalizations are within the range of the companies within the Russell 2000® Value Index and that are believed to have the potential for long-term growth. May also invest in real estate investments trusts ("REITs"), foreign equity securities, depositary receipts, and other investment companies, including exchange-traded funds.	Depositary receipt risk, equity securities risk, foreign investment risk, manager risk, market and company risk, other investment companies risk, portfolio turnover risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Davis Selected Advisers, L.P.	ING Davis Venture Value Portfolio	Long-term growth of capital.	Invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The Portfolio has the flexibility to invest a limited portion of its assets in companies whose shares may be subject to controversy, foreign securities, and non-equity securities. The Portfolio is not diversified, and may invest a significant portion of its assets in a single issuer.	Debt securities risk, diversification risk, equity securities risk, foreign investment risk, headline risk, industry focus risk, manager risk, market and company risk and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Disciplined International SmallCap Fund	Long-term capital appreciation.	Invests at least 80% of its assets in securities of small-capitalization companies (defined as those companies with market capitalizations that fall within the range of companies in the S&P/Citigroup Extended Market Index World Ex. U.S. (as of December 31, 2006 between $23 million and $34.6 billion). At least 65% of the Fund's assets will normally be invested in companies located in a number of different countries, other than the U.S. May invest up to 35% of its total assets in U.S. issuers. May invest in companies located in countries with emerging securities markets. May invest in derivative instruments, including futures, options, foreign current contracts and futures contracts. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. The Fund is non-diversified, which means it may invest in a significant portion of its assets in a single issuer.	Derivatives risk, diversification risk, emerging markets risk, foreign investment risk, inability to sell securities risk, manager risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, small-capitalization company risk, and value investing risk.

15

DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
RISKS OF THE UNDERLYING FUNDS continued

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management, Co.	ING Disciplined Small Cap Value Portfolio	Seeks to outperform the total return performance of the Russell 2000® Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued.	Invests at least 80% of its assets in securities of small-capitalization companies included in the Russell 2000® Value Index. As of February 28, 2007, the smallest company in the Russell 2000® Index had a market capitalization of $85 million and the largest company had a market capitalization of $3.6 billion. May also invest in derivative instruments. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, equity securities risk, inability to sell securities risk, index strategy risk, manager risk, other investment companies risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Evergreen Investment Management Company, LLC	ING Evergreen Omega Portfolio	Long-term capital growth.	Invests primarily, and under normal conditions substantially all of its assets, in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. May also invest up to 25% of assets in foreign securities.	Convertible securities risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment style risk, manager risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Diversified Mid Cap Portfolio	Long-term growth of capital.	Invests at least 80% of assets in securities of companies with medium market capitalizations (defined as those whose market capitalizations are similar to the market capitalization of companies in the Russell Midcap® Index or the S&P MidCap 400 Index). May also invest in companies with smaller or larger capitalizations. May invest up to 25% of assets in foreign securities, including emerging markets and may buy and sell future contracts and other investment companies, including, exchange-traded funds.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Large Cap Growth Portfolio	Growth of capital over the long term.	Invests at least 80% of its assets in common stocks of companies with large market capitalization (defined as companies whose market capitalizations are similar to those of companies in the Russell 1000® Index or the S&P 500® Index). May invest up to 25% of its assets in securities of foreign issuers, including emerging market issuers, and may use various techniques such as buying and selling futures contracts and other investment companies, including exchange-traded funds.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, other investment companies risk and portfolio turnover risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Mid Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of assets in securities of companies with medium market capitalizations (defined as those companies with capitalizations whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400 Index.). May also invest in companies with smaller or larger market capitalizations. May invest up to 25% of its assets in foreign securities, including emerging markets. May buy and sell futures contracts and exchange-traded funds.	Emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, securities lending risk and small-capitalization company risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Franklin Mutual Advisers, LLC	ING Franklin Mutual Shares Portfolio	Seeks capital appreciation with a secondary goal of income.	Normally invests primarily in equity securities, including common and preferred stocks and convertible securities, of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria. The Portfolio invests predominantly in medium and large capitalization companies with market capitalization values greater than $1.5 billion, although it may invest a portion of its assets in small capitalization companies and is not limited to pre-set maximums or minimums governing size of companies in which it may invest. May invest significantly in foreign investments, including sovereign debt and foreign government debt. May also engage from time to time in an "arbitrage" strategy and may invest in distressed companies, including bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness of, or trade claims against, such companies. The Sub-Adviser may keep a portion, which may be significant at times, of the Portfolio's assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations.	Convertible securities risk, credit risk, equity securities risk, foreign investment risk, inability to sell securities risk, liquidity risk, manager risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, risk arbitrage securities and distressed companies risk, securities lending risk, small-capitalization company risk, sovereign debt risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Fundamental Research Portfolio	Maximize total return through investments in a diversified portfolio of common stocks.	Invests at least 65% of its total assets in common stocks and securities convertible into common stock. May also invest in inital public offerings and derivatives. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. Emphasizes stocks of larger companies. May also invest in mid-capitalization companies and may invest up to 25% of assets in foreign securities.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, initial public offerings risk, market and company risk, market trends risk, mid-capitalization company risk, other investment companies risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING Global Real Estate Portfolio	Total return.	Invests at least 80% of its assets in equity securities of companies that are principally engaged in the real estate industry (deriving at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate.) The Portfolio will have investments located in a number of different countries located throughout the world, including the United States. May invest in companies located in countries with emerging securities markets. As a general matter, the Portfolio expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs"). The Portfolio is non-diversified, and may invest a significant portion of its assets in a single issuer.	Diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, industry focus risk, market capitalization risk, market trends risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk, real estate investment trusts risk, securities lending risk and small-capitalization company risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Global Resources Portfolio	Long-term capital appreciation.	Prior to July 16, 2007, normally invests at least 80% of its assets in the equities of producers of commodities or "hard asset" companies. Effective July 16, 2007, normally invests at least 80% of its assets in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning that at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resources assets. May invest up to a maximum of 50% of its net assets in any single industry that is engaged in any of the types of natural resources set out above. Also may invest in: securities issued by companies that are not in natural resources industries; investment-grade corporate debt; repurchase agreements; and derivatives. May invest directly in commodities including gold bullion and coins and may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter. Normally invests in companies with a large capitalization, but may also invest in mid- and small-sized companies. May also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder. May invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index. The Portfolio is non-diversified, and when compared with other funds, may invest a greater portion of its assets in a particular issuer.	Commodities risk. debt securities risk, depositary receipt risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, industry focus risk, manager risk, market and company risk, natural resources risk, over-the-counter investment risk, other investment companies risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk, securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING International Growth Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the U.S. Invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. The Portfolio generally invests in common and preferred stocks, warrants and convertible securities. May invest in companies located in countries with emerging securities markets. May invest in government debt securities of developed foreign countries and may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities. May invest in derivative instruments, including futures. May invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. May employ currency hedging strategies to protect the Portfolio from adverse effects on the U.S. dollar.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitalization risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk and sovereign debt risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Janus Capital Management LLC	ING Janus Contrarian Portfolio	Capital appreciation.	Invests at least 80% of net assets in equity securities with the potential for long-term growth of capital. The Portfolio is non-diversified. May also invest in foreign equity and debt securities (either directly or through depositary receipts), up to 20% in high-yield debt securities ("junk bonds"); derivatives; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid securities (up to 15%); and may invest more than 25% of its assets in securities of companies in one or more market sectors.	Call risk, credit risk, debt securities risk, depositary receipt risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitalization risk, maturity risk, mid-capitalization company risk, restricted and illiquid securities risk, sector risk, securities lending risk, small-capitalization company risk, special situations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Emerging Markets Equity Portfolio	Capital appreciation.	Invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. May also invest to a lesser extent in debt securities of issuers in countries with emerging markets. May invest in derivatives. May invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. May also invest in high-quality, short-term money market instruments and repurchase agreements. While the Portfolio invests primarily in equities, it may also invest in debt securities, including high-yield securities which are below investment grade ("junk bonds") and mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. May enter into "dollar-rolls". May invest in less developed countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the Investment Company Act of 1940, as amended.	Call risk, convertible securities risk, currency risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Asset Management (U.K.) Limited	ING JPMorgan International Portfolio	Long-term growth of capital.	Invests at least 65% of assets in equity securities of foreign companies that the sub-adviser believes have higher growth potential and which are attractively valued. Will invest in a number of issuers in several countries other than the U.S. and will invest in securities of both developed and developing markets. May also invest in debt securities issued by foreign and U.S. companies, including non-investment grade debt securities. The Portfolio, during periods of unusual cash flows, may invest more than 5% of its assets in index options, futures and ETFs.	Credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, high-yield, lower-grade debt securities risk, interest rate risk, market and company risk and other investment companies risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Mid Cap Value Portfolio	Growth from capital appreciation.	Invests at least 80% of its assets in equity securities of mid-capitalization companies (those with market capitalizations between $1 billion and $20 billion) that the sub-adviser believes are undervalued. Normally invests in securities that are traded on registered exchanges or the over-the-counter market in the U.S. May invest in other equity securities, including preferred stock, convertible securities, foreign securities (including depositary receipts) and derivatives. The Portfolio is non-diversified, and may invest a significant portion of its assets in a single issuer.	Convertible securities risk, depositary receipt risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, investment style risk, manager risk, market and company risk, mid-capitalization company risk, over-the-counter investment risk, price volatility risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Small Cap Core Equity Portfolio	Capital growth over the long term.	Invests at least 80% of total assets in equity securities of small-capitalization companies (defined as those with market capitalization equal to those within a universe of Russell 2000® Index stocks). May also invest up to 20% in foreign securities, including depositary receipts, convertible securities, high-quality money market instruments and repurchase agreements. Investments in equity securities may include real estate investment trusts. May invest in derivatives.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Value Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of it assets in equity securities of mid- and large-capitalization companies (mid-capitalization companies are those with market capitalizations between $2 billion and $5 billion and large-capitalization companies are those with market capitalization over $5 billion). Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks. May invest in shares of investment companies. May invest in derivatives (including futures contracts, options, and swaps), mortgage-related securities issued by government entities and private issuers, and high-quality money market instruments and repurchase agreements.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, interest rate risk, investment style risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, price volatility risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Julius Baer Investment Management LLC	ING Julius Baer Foreign Portfolio	Long-term growth of capital.	Invests at least 80% of assets in international equity securities, including common and preferred stock, American, European and Global Depositary Receipts, convertible securities, rights, warrants, and other investment companies, including exchange-traded funds. Normally has a bias towards larger companies (e.g., with market capitalizations of $10 billion or greater), but may also invest in small- and mid-sized companies. May invest up to 35% of assets in issuers in emerging markets and may invest in debt securities (up to 10% in non-investment grade bonds). May invest in derivatives. Will invest at least 65% in no fewer than three different countries located outside the U.S. May use futures, swaps and warrants.	Call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, price volatility risk, securities lending risk, small-capitalization company risk and value investing risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ClearBridge Advisors, LLC	ING Legg Mason Partners Aggressive Growth Portfolio	Long-term growth of capital.	Invests at least 80% of assets, plus any borrowing for investment purposes, in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. The Portfolio may invest in securities of large, well-known companies but may also invest in small- to medium-sized companies. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets. May invest in foreign securities; (including emerging market securities); and may have exposure to foreign currencies. May invest directly in foreign securities or in depositary receipts.	Convertible securities risk, currency risk, depositary receipt risk, emerging growth risk, emerging markets risk, equity securities risk, foreign investment risk, issuer concentration risk, market and company risk, mid-capitalization company risk, over-the-counter investment risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ClearBridge Advisors, LLC	ING Legg Mason Partners Large Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of assets in equity securities of large-capitalization companies and related investments. Large-capitalization companies are defined as those with market capitalizations similar to companies in the Russell 1000® Index. Equity securities include U.S. exchange-traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. May invest in foreign securities (including emerging market securities) directly or through depositary receipts.	Convertible securities risk, credit risk, depositary receipt risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, interest rate risk, market and company risk, over-the-counter investment risk and portfolio turnover risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Legg Mason Capital Management, Inc.	ING Legg Mason Value Portfolio	Long-term growth of capital.	Invests primarily in equity securities (including foreign securities), that may be listed on a securities exchange or traded in the over-the-counter markets. Generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. May also invest in convertible and debt securities. May invest up to 25% of assets in long-term debt securities, and up to 10% of in high yield debt securities. The Portfolio is non-diversified and may invest a greater portion of its assets in a particular issuer..	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, diversification risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, investment models risk, manager risk, market and company risk, market trends risk, mid-capitalization company risk, over-the-counter investment risk, small-capitalization company risk and value investing risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Limited Maturity Bond Portfolio	Highest current income consistent with low risk to principal and liquidity. As a secondary objective, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Invests at least 80% of assets in bonds that are primarily limited maturity debt securities. Under normal market conditions, the Portfolio maintains significant exposure to government securities. Invests in non-government securities only if rated Baa3 or better by Moody's or BBB- or better by S&P or if not rated determined that they are of comparable quality. May also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. May engage in dollar-roll transactions and swap agreements, including credit default swaps. May use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities. May borrow up to 10% of the value of its net assets. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Borrowing risk, call risk, credit derivatives risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, manager risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk, securities lending risk, small-capitalization company risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Lord, Abbett & Co. LLC	ING Lord Abbett Affiliated Portfolio	Long-term growth of capital. Current income is a secondary objective.	Invests primarily in equity securities of large, seasoned, U.S. and multinational companies (large companies are defined as those companies in the Russell 1000® Value Index). Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. May invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts and similar depositary receipts, which are not subject to the 10% limit on investment. May invest in convertible bonds and convertible preferred stock, and in derivatives and similar investments. May buy and sell options on securities indices for hedging or cross-hedging purposes and may sell covered call options on its portfolio securities.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, market trends risk, portfolio turnover risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Lord, Abbett & Co. LLC	ING Lord Abbett U.S. Government Securities Portfolio	High current income consistent with reasonable risk.	Invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. government securities, including obligations issued by the U.S. Treasury and certain obligations issued or guaranteed by U.S. government agencies and U.S. government-sponsored enterprises, such as: Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Federal Farm Credit Bank; and Government National Mortgage Association. May invest in derivative and similar instruments, including options, futures, forward contracts, swap agreements, warrants and rights. May also invest extensively in mortgage-related securities and also may invest in other asset-backed securities.	Debt securities risk, derivatives risk, interest rate risk, leveraging risk, manager risk, market and company risk, mortgage-related securities risk, portfolio turnover risk, prepayment or call risk, price volatility risk, and U.S. government securities and obligations risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico Growth Portfolio	Capital appreciation.	Invests primarily in equity securities of companies of any size, selected for their long-term growth potential. Will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies (those with market capitalization of $4 billion or more). May also invest in foreign securities, including American Depositary Receipts on other depositary receipts (including emerging markets) and forward foreign currency contracts, futures and options. May invest more than 25% total assets in securities of companies in a single market sector. Generally will not invest more than 25% of total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities.	Depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment model risk, manager risk, market and company risk, market capitalization risk, market trends risk, price volatility risk, sector risk and securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico International Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of assets in common stocks of foreign companies selected for their long-term growth potential. May invest in companies of any size throughout the world. Invests in issuers from a number of different countries, not including the U.S. and generally maintains a core position of between 35 and 50 common stocks. May use options, futures and foreign currency contracts. May invest in emerging markets. Up to 10% in fixed-income securities and up to 5% in high-yield bonds or mortgage- and asset-backed securities. Up to 15% in illiquid securities. May invest up to 25% of its total assets in securities of companies in a single market sector, although it generally will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities.	Currency risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth stock risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, investment models risk, liquidity risk, manager risk, market and company risk, market capitalization risk, market trends risk, mid-capitalization company risk, mortgage-related securities risk, price volatility risk, restricted and illiquid securities risk, sector risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Partners Portfolio	Capital growth.	Invests mainly in common stocks of mid-to large-capitalization companies (those companies with total market capitalizations within the range of the Russell Midcap® Index). The sub-adviser considers large-capitalization companies to be those with market capitalizations over $18.4 billion. May invest a portion of its assets in derivative instruments, including options and futures. May also invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Regency Portfolio	Capital growth.	Invests mainly in common stocks of mid-capitalization companies (those companies with total market capitalizations within the range of the Russell Midcap® Index). From time to time the sub-adviser may emphasize investment in sectors that it believes will benefit from market or economic trends. May invest a portion of its assets in derivative instruments, including options and futures. May invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, sector risk, securities lending risk and value investing risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Main Street Portfolio®	Long-term growth of capital and future income.	Invests mainly in common stock of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. May also invest in debt securities such as bonds and debentures, but does not currently emphasize these investments.	Call risk, debt securities risk, equity securities risk, inability to sell securities risk, investment models risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Strategic Income Portfolio	High level of current income principally derived from interest on debt securities.	Invests in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and lower-grade, high-yield securities of U.S. and foreign issuers. Those debt securities include foreign government and U.S. government bonds and notes, collateralized mortgage obligations, other mortgage- and asset-backed securities, participation interest in loans, structured notes, lower-grade high-yield debt obligations and zero-coupon or stripped securities. May invest up to 100% in any one sector at any time. Foreign investments can include debt securities of issuers in developed markets as well as emerging markets. Can use hedging instruments and certain derivatives.	Credit risk, credit derivatives risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, manager risk, mortgage-related securities risk, portfolio turnover risk, prepayment or call risk, sector allocation risk, U.S. government securities and obligations risk and zero-coupon risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO High Yield Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of high-yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's Rating Service, or Fitch, or if unrated, determined to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities. The remainder of assets may be invested in investment grade fixed-income investments. May invest up to 20% in non-US dollar-denominated securities and without limit in U.S. dollar-denominated foreign securities (up to 10% in emerging markets). May invest in fixed-income instruments. May invest in derivatives based on fixed-income instruments, including swaps and its net exposure to derivative securities may be equal to up to 100% of its total assets. May invest all of its assets in mortgage-or asset-backed securities. May, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs" or "dollar-rolls").	Borrowing risk, call risk, convertible securities risk, credit derivatives risk, credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, maturity risk, mortgage-related securities risk, securities lending risk and U.S. government securities and obligations risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO Total Return Portfolio	Maximum total return.	Invests at least 65% of its net assets in fixed-income instruments of varying maturities. Invests primarily in investment grade securities, but may invest up to 10% in high-yield securities rated below investment grade but rated at least B or higher or if unrated, determined to be of comparable quality. May invest up to 30% of assets in foreign securities and may invest beyond that limit in U.S. dollar-denominated securities of foreign issuers. The instruments in which the Portfolio may invest include securities issued or guaranteed by the U.S. government, its agencies or government sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities and event-linked bonds; loan participations and assignments delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. May invest all of its assets in derivatives.	Convertible securities risk, credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, portfolio turnover risk, prepayment or call risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Equity Income Portfolio (not available until May 11, 2007)	Seeks current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income.	Invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of US. issuers that are expected to produce income. Income-producing equity securities include common stocks, preferred stocks, equity-based exchange-traded funds ("ETFs") and equity interests in real estate investment trusts ("REITs"). The remainder of the assets may be invested in debt securities, most of which are expected to be convertible into common stocks. May invest up to 10% of its net assets in below investment grade debt securities, including convertible debt securities.	Convertible securities risk, credit risk, debt securities risk, equity securities risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, manager risk market and company risk, market capitalization risk, market trends risk, other investment companies risk, real estate investment trusts risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Fund Portfolio	Reasonable income and capital growth.	Invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. Invests the major portion of assets in equity securities (including common stocks, convertible debt, and other equity instruments, such as exchange-traded funds ("ETFs") that invest primarily in equity securities, equity interests in real estate investment trust ("REITs"), depositary receipts, warrants, rights and preferred stocks. The Portfolio may invest up to 20% of its net assets in REITs and up to 20% of its assets in foreign issuers.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risks, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, other investment companies risk, real estate investment trusts risk and value investing risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer High Yield Portfolio	Maximize total return through income and capital appreciation.	Invests at least 80% of its net assets in below investment grade (high-yield) debt securities and preferred stocks. Invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities. May invest more than 25% of its assets in the same market segment, such as financial, technology or capital goods. The Portfolio may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. May invest up to 15% of its total assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. May invest in investment grade and below investment grade convertible bonds and preferred stocks that are convertible into equity securities, mortgage-backed and asset-backed securities, mortgage derivatives and structured securities. May also invest in equity securities of U.S. and non-U.S. issuers including common stocks, depositary receipts, warrants, rights and other equity interests. The Portfolio may also invest in other investment companies, including exchange-traded funds and real estate investment trusts. May use derivatives for hedging, but from time to time may use derivatives as a substitute for purchasing or selling securities or to increase the Portfolio's return. The Portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.	Convertible securities risk, credit risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, prepayment or call risk, real estate investment trusts risk, sector risk, securities lending risk, value investing risk and zero-coupon risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Mid Cap Value Portfolio	Capital appreciation.	Invests at least 80% of assets in equity securities of mid-size companies (defined as those companies with market capitalizations of companies included in the Russell® Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Mid Cap Value® Index as measured at the end of the preceding month and are not less than the smallest company in the index). The equity securities in which the Portfolio invests include common and preferred stocks, depositary receipts, convertible debt, other investment companies, including exchange-traded funds ("ETFs") that invest in equity securities, and equity interests in real estate investment trusts ("REITs"). May invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers.	Call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risks, inability to sell securities risk, manager risk, market capitalization risk, market and company risk, mid-capitalization company risk, other investment companies risk, real estate investment trust risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Templeton Investment Counsel, LLC	ING Templeton Foreign Equity Portfolio	Long-term capital growth.	Invests at least 80% of its net assets in foreign (non-U.S.) equity securities, including countries with emerging securities markets. Equity securities include common stocks, preferred stocks and convertible securities. May also invest a portion of its assets in smaller companies (those companies with market capitalizations of less than $4 billion). May also invest in ADRs, GDRs and EDRs. The Portfolio may also have significant investments in one or more countries or on particular sectors, such as financial institutions or industrial companies. May use derivatives and may invest up to 5% of its total assets in swap agreements, put and call options and collars.	Convertible securities risk, currency risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, manager risk, market and company risk, portfolio turnover risk, price volatility risk, sector risk, securities lending risk, small-capitalization company risk and value investing risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Thornburg Investment Management	ING Thornburg Value Portfolio (formerly ING MFS Capital Opportunities Portfolio)	Capital appreciation.	Invests at least 65% of its net assets in domestic equity securities, primarily common stocks but may also include convertible securities, selected on a value basis. May also own a variety of securities, including foreign equity and debt securities and domestic debt securities. May have exposure to emerging markets.	Convertible securities risk, debt securities risk, depositary receipt risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, market and company risk, mid-capitalization company risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of assets in equity securities of companies having marketing capitalizations within the range of companies in the Russell Midcap® Growth Index or S&P MidCap 400 Index. Focuses on mid-size companies. Most investments will be in U.S. common stock but may also invest in foreign securities and futures and options.	Derivatives risk, equity securities risk, foreign investment risk, growth investing risk, market and company risk, mid-capitalization company risk and portfolio turnover risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Equity Income Portfolio	Substantial dividend income as well as long-term growth of capital.	Invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. Invests most assets in U.S. common stocks, but also may invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options. May also invest in shares of the T. Rowe Price Reserve Investment Funds, Inc. and T. Rowe Price Government Reserve Investment Funds, Inc.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, manager risk, market and company risk, other investment companies risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Growth Equity Portfolio	Long-term capital growth, and secondarily, increasing dividend income.	Invests at least 80% of assets in common stocks, with a focus on growth companies. May also purchase foreign securities, hybrid securities, futures and options. May have exposure to foreign currencies. Investment in foreign securities limited to 30%.	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk and market and company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Large Cap Equity Portfolio	Long-term growth of capital and future income.	Invests at least 80% its net assets in equity securities of U.S. large-capitalization companies (defined as those with market capitalization range equal to those of companies included in the Russell 1000® Index). As of December 31, 2006, the capitalization of companies represented in the Russell 1000® Index ranged between $1.2 billion and $463.6 billion. Equity investments include dividend-paying securities, common stock and preferred stock. Emphasizes large capitalization stock, but may hold small- and mid-capitalization stock. May invest in options, futures and other derivatives and exchange-traded funds.	Derivatives risk, equity securities risk, market and company risk, mid-capitalization company risk, other investment companies risk, over-the-counter investment risk, portfolio turnover risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Small Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets in equity securities of U.S. small capitalization companies (those companies with market capitalizations of $2.5 billion or less at the time of purchase). Equity securities may include common stock and preferred stock. May invest up to 20% of its net assets in foreign securities and also invest in derivatives, including forward currency contracts, options and futures and exchange-traded funds. May also invest in emerging growth companies. May also invest a portion of its assets in securities outside the market capitalization range stated above. May invest in cash or cash equivalent instruments, including shares of an affiliated investment company.	Derivatives risk, equity securities risk, foreign investment risk, manager risk, market and company risk, market trends risk, other investment companies risk and small-capitalization company risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen (Morgan Stanley Investment Management Inc.)	ING Van Kampen Capital Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of assets in equity securities. May invest up to 25% of its assets in foreign securities, including emerging markets. May invest up to 10% of its total assets in real estate investment trusts.	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk real estate investment trusts risk and securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen (Morgan Stanley Investment Management Inc.)	ING Van Kampen Comstock Portfolio	Seeks capital growth and income.	Invests in equity securities including common stocks, preferred stocks, and securities convertible into common and preferred stocks. Additionally, may invest up to 15% of its assets in real estate investment trusts ("REITs"). May invest up to 10% of assets in high-quality short-term debt securities and investment grade corporate debt securities. May invest up to 25% of assets in foreign securities, not including American Depositary Receipts ("ADRs"), and may invest in derivatives.	Convertible securities risk, currency risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, market and company risk, mid-capitalization company risk, real estate investment trusts risks, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen (Morgan Stanley Investment Management Inc.)	ING Van Kampen Growth and Income Portfolio	Long-term growth of capital and income.	Invests primarily in what the sub-adviser believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's or by Moody's Investors Service, Inc. Although the Portfolio may invest in companies of any size, the sub-adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. May invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, real estate investment trusts risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen (Morgan Stanley Investment Management Inc.)	ING Van Kampen Real Estate Portfolio	Capital appreciation. Current income is a secondary objective.	Invests at least 80% of assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the NASDAQ. May also invest up to 25% of assets in financial institutions that issue or service mortgages and up to 20% of assets in high-yield debt and convertible bonds. May invest in equity, debt or convertible securities whose products are related to the real estate industry, mortgage- and asset-backed securities and covered options on securities and stock indices. The Portfolio is non-diversified.	Call risk, convertible securities risk, debt securities risk, derivatives risk, diversification risk, equity securities risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, industry focus risk, manager risk, market and company risk, mortgage-related securities risk, real estate investment trusts risk, sector risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth and Income Portfolio	Maximize total return.	Invests at least 65% of total assets in common stocks believed to have significant potential for capital appreciation or income growth or both. Emphasizes stocks of larger companies. May invest up to 25% in foreign securities. May invest in derivatives, including, but not limited to, put and call options. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Convertible securities risk, derivatives risk, foreign investment risk, market trends risk, other investment companies risk, price volatility risk and securities lending risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth Portfolio	Growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.	Invests primarily in common stocks and securities convertible into common stock of large (defined as companies that have market capitalizations of at least $3 billion) U.S. companies. Emphasizes stocks of larger companies, although it may invest in companies of any size. May invest in derivatives and foreign securities. May invest in other investment companies, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Convertible securities risk, derivatives risk, foreign investment risk, growth investing risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP High Yield Bond Portfolio	High level of current income and total return.	Invests at least 80% of assets in high-yield (high risk) bonds, commonly referred to as "junk bonds". Remaining assets may be invested in investment grade debt securities, common and preferred stock, U.S. government securities, money market instruments, and debt securities of foreign issuers, including emerging markets. May purchase structured debt obligations and engage in dollar-roll transactions and swap agreements. May invest in derivatives and companies of any size. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Credit risk, derivatives risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk and small- and mid-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors, B.V.	ING VP Index Plus International Equity Portfolio	Outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE® Index"), while maintaining a market level of risk.	Invests at least 80% of its assets in stocks included in the MSCI EAFE® Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. May also invest in convertible securities included in the MSCI EAFE® Index. At any one time, the portfolio manager generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, index strategy risk, investment models risk, manager risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus LargeCap Portfolio	Outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Invests at least 80% of assets in securities of large-capitalization companies included in the S&P 500® Index.As of December 31, 2006, the smallest company in the S&P 500® Index had a market capitalization of $1.4 billion, the largest company had a market capitalization of $446.9 billion and the average capitalization of all companies in the S&P 500® Index was $25.4 billion. May invest in derivatives. May invest in other investment companies, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, manager risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus MidCap Portfolio	Outperform the total return performance of the S&P MidCap 400 Index while maintaining a market level of risk.	Invests at least 80% of assets in securities of mid-capitalization companies included in the S&P MidCap 400 Index. As of December 31, 2006, the smallest company in the S&P MidCap 400 Index had a market capitalization of $495 million and the largest company had a market capitalization of $10.6 billion. May invest in derivatives. May invest in other investment companies, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, manager risk, mid-capitalization company risk, other investment companies risk, price volatility risk and securities lending risk.

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DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus SmallCap Portfolio	Outperform the total return performance of the S&P SmallCap 600 Index while maintaining a market level of risk.	Invests at least 80% of assets in securities of small-capitalization companies included in the S&P SmallCap 600 Index and have a market capitalization of at least $1 billion. As of December 31, 2006, the smallest company in the S&P SmallCap 600 Index had a market capitalization of $66 million and the largest company had a market capitalization of $3.6 billion. May invest in derivatives. May invest in other investment companies, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, manager risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Invests at least 80% of assets in bonds, including, but not limited to, corporate, government and mortgage bonds which are rated investment grade. May invest a portion of assets in high-yield (high risk) debt securities, commonly known as "junk bonds". May also invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage- and asset-backed securities, options and futures contracts involving securities, securities indices, and interest rates. May engage in dollar-roll transactions and swap agreements. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Credit risk, derivatives risk, extension risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, prepayment or call risk, portfolio turnover risk, price volatility risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP International Equity Portfolio	Long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside the U.S.	Invests at least 80% of assets in equity securities. At least 65% will be invested in securities of companies of any size principally traded in three or more countries outside the U.S. These securities may include common stocks as well as securities convertible into common stock. May invest in derivatives, including futures. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Convertible securities risk, debt securities risk, derivatives risk, foreign investment risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP International Value Portfolio	Long-term capital appreciation.	Invests at least 65% of assets in equity securities of issuers located in a number of different countries outside of the U.S. Invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. Generally invests in common and preferred stocks, warrants and convertible securities. May invest in emerging markets countries. May invest in government debt securities of developed foreign countries. May invest up to 35% of assets in securities of U.S. issuers, including investment-grade government and corporate debt securities. May invest in derivative instruments, including futures, options and swaps. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Convertible securities risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, inability to sell securities risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP MidCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of assets in common stocks of mid-sized U.S. companies. Mid-sized companies are those with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index. The market capitalizations of companies in the Russell Midcap Growth Index ranged from $21.4 billion to $1.2 billion as of December 31, 2006. May also invest in derivative instruments and foreign securities. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, foreign investment risk, inability to sell securities risk, market trends risk, mid-capitalization company risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Money Market Portfolio	High current return, consistent with preservation of capital and liquidity through investment in high-quality money market investments.	Invests in high-quality, U.S. dollar denominated short-term debt securities. Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7 under the Investment Company Act of 1940, the Portfolio may invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. May invest more than 25% of its total assets in instruments issued by domestic banks and may significantly invest in securities issued by financial services companies. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Concentration in financial services sector risk, credit risk, foreign investment risk, interest rate risk, mortgage-related securities risk, other investment companies risk, prepayment and call risk, repurchase agreement risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING VP Real Estate Portfolio	Total return.	Invests at least 80% of assets in common and preferred stocks of U.S. real estate investment trusts and real estate companies. May invest in companies of any market capitalization; however, it will generally not invest in companies with market capitalization of less than $100 million. May invest in initial public offerings. The Portfolio is non-diversified.	Concentration risk, diversification risk, inability to sell securities, initial public offerings risk, manager risk, market trends risk, price volatility risk, real estate investment trusts risk, real estate risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Small Company Portfolio	Growth of capital.	Invests at least 80% of assets in common stocks of small-capitalization companies. Small-capitalization companies are those with market capitalizations that fall within the range of the S&P SmallCap 600 Index or the Russell 2000® Index or if not included in either index have market capitalizations between $66 million and $3.66 billion. As of December 31, 2006, the smallest company in the S&P SmallCap 600 Index had a market capitalization of $66 million and the largest company had a market capitalization of $3.5 billion. As of December 31, 2006, the smallest company in the Russell 2000® Index had a market capitalization of $68 million and the largest company had a market capitalization of $3 billion. May invest in foreign securities. May invest in derivative instruments. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, foreign investment risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk and small-capitalization company risk.

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DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
RISKS OF THE UNDERLYING FUNDS continued

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP SmallCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of assets in commons tock of smaller, lesser-known U.S. companies. Smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index. The market capitalization of companies in the Russell 2000® Growth Index as of December 31, 2006 ranged from $68 million to $3.0 billion. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Inability to sell securities risk, market trends risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Value Opportunity Portfolio	Growth of capital primarily through investment in a diversified portfolio of common stocks.	Invests at least 65% of assets in common stocks. May invest in companies of any size, although it tends to invest in the majority of its assets in companies with market capitalizations greater than $1 billion. Focuses on investing in securities of large companies which are included in the 500 largest U.S. companies as measured by total revenues, net assets, cash flow or earnings, or the 1,000 largest companies as measured by equity market capitalization. Equity securities include common stocks and American Depositary Receipts. May invest the remaining 35% of assets in other types of securities including foreign securities and securities of smaller companies. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Foreign investment risk, other investment companies risk, price volatility risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Wells Capital Management, Inc.	ING Wells Fargo Disciplined Value Portfolio	Long-term capital growth.	Prior to July 16, 2007, invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies found within the range of companies comprising the Russell Midcap® Value Index at the time of purchase. Effective July 16, 2007, Portfolio invests in companies that the sub-adviser believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. Generally invests in securities of mid-sized companies, but may also invest a portion of its assets in securities of small- and large-sized companies. May emphasize one or more particular sectors. May invest up to 25% of its assets in foreign securities.	Call risk, debt securities risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, sector risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Manager: ING Investments, LLC Sub-Adviser: Wells Capital Management, Inc.	ING Wells Fargo Small Cap Disciplined Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in the securities of small-capitalization companies (companies whose market capitalization is similar to that of companies in the Russell 2500TM Index at the time of purchase). The range of the Russell 2500TM Index was $68 million to $8.2 billion as of December 31, 2000. May invest in any sector, and at times, the sub-adviser may emphasize one or more particular sectors. May also invest up to 25% of its total assets in foreign securities	Equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, sector risk, securities lending risk, small-capitalization company risk and value investing risk.

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MORE INFORMATION ON RISKS

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending upon what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Solution Portfolios:

>  Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Solution Portfolios. Furthermore, DSL's allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in each Portfolio.

Assets will be allocated among asset classes and markets based on judgments made by DSL and the recommendations of the Consultant. There is a risk that a Portfolio may allocate assets to an asset class or market that underperforms other asset classes. For example, a Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

>  Performance of the Underlying Funds Will Vary

The performance of the Solution Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

>  Temporary Defensive Positions

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic, political or other conditions affect a Portfolio or an Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or an Underlying Fund's defensive investment position may not be effective in protecting its value.

>  Conflict of Interest

In making decisions on the allocation of the assets of the Solution Portfolios among the Underlying Funds, DSL is subject to several conflicts of interest because it serves as the investment adviser to the Solution Portfolios, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with DSL, while others do not. DSL also subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, DSL may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to DSL or an affiliate or may believe that an Underlying Fund may benefit from additional assets. Therefore, DSL may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than a Solution Portfolio.

DSL has informed the Board that it has developed an investment process using an investment committee to make sure that the Solution Portfolios are managed in the best interests of the shareholders of the Solution Portfolios. Nonetheless, investors bear the risk that the Adviser's allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held or the strategies used by the Underlying Funds, such as:

Asset Allocation Risk Certain of the Underlying Funds may allocate their investments between equity and fixed-income securities and among various segments of markets based on judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

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Asset Backed Securities Risk The principal on asset backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by a Portfolio will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage backed securities are issued in several classes with different levels of yield and credit protection. A Portfolio's investments in commercial mortgage backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Borrowing Risk An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost an Underlying Fund interest expense and other fees. The cost of borrowing may reduce an Underlying Fund's return.

Call Risk During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities Risk Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Concentration Risk When an Underlying Fund invests primarily in securities of companies in a particular market industry, the Underlying Fund may be subject to greater risks and market fluctuations than other funds that are more diversified by industry.

Concentration in Financial Services Sector Risk The risks of concentrating in investments in the financial services sector include credit risk, interest rate risk, and regulatory risk (the impact of state or federal legislation and regulations). In addition, to the extent an Underlying Fund concentrates in the banking industry, the risks described above may be greater.

Convertible Securities Risk The value of convertible securities may fall when interest rates rise and increase as interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk An Underlying Fund could lose money if a bond issuer is unable to make principal and interest payments when due. An Underlying Fund's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities may be more likely to have difficulty making timely payments of interest or principal. An Underlying Fund's investment in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities involve credit risk because certain obligations are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources rather than the full faith and credit of the U.S. Treasury.

Credit Derivatives Risk Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency Risk Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

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Debt Securities Risk The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipt Risk Certain Underlying Funds may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

Derivatives Risk Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk Each Portfolio may invest in Underlying Funds that are considered "non-diversified." A non-diversified fund may invest in securities of a fewer number of issuers than diversified funds, which increases the risk that its value could go down because of poor performance of a single investment or a small number of investments.

Emerging Growth Risk An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Underlying Fund's net asset value and the value of your investment.

Emerging Markets Risk Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate. Even investments in high quality or "blue chip" equity securities or securities of established companies with large market capitalization (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Extension Risk Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

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Foreign Investment Risk Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American Depositary Receipts ("ADRs"), European Depositary Receipt ("EDRs"), and Global Depositary Receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

Geographic Focus Risk Certain Underlying Funds may invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. If an Underlying Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An Underlying Fund's investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

Growth Investing Risk Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

Headline Risk To take advantage of an attractive valuation, an Underlying Fund may invest in a company when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual shareholder report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. There is a risk that the company's stock may never recover.

High-Yield, Lower-Grade Debt Securities Risk Because certain Underlying Funds can invest in securities rated below investment grade, their credit risks are greater than that of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or have fallen) below investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these securities may be less liquid, making it difficult for the Underlying Fund to sell them quickly at an acceptable price. These risks can reduce an Underlying Fund's share prices and the income it earns.

Inability to Sell Securities Risk Securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund.

Income Risk An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

Index Strategy Risk Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.

Industry Focus Risk To the extent that an Underlying Fund is emphasizing investments in a particular industry, its shares may fluctuate in response to events affecting that industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

Inflation-Indexed Bonds Risk Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Initial Public Offerings ("IPOs") Risk Certain Underlying Funds may invest in IPOs. IPOs may be more volatile than other securities. IPOs may have a magnified impact on a portfolio during the start-up phase when the Portfolio's asset base is relatively small. However, there

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is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

Interest Rate Risk The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment Style Risk Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well investor sentiment. An Underlying Fund may outperform or underperform other funds that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Investment by Funds-of-Funds Risk Each of the Underlying Funds' shares may be purchased by other investment companies, including the funds-of-funds. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Solution Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. DSL will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Underlying Funds and the the funds-of-funds as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act") or under the terms of an exemptive order granted by the SEC.

Investment Models Risk The proprietary models used by an Underlying Fund's Portfolio Manager to evaluate securities or securities markets are based on the Portfolio Manager's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Issuer Concentration Risk Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

Large Positions Risk An Underlying Fund may establish significant positions in companies which the Underlying Fund's Portfolio Manager has the greatest conviction. If the stock price of one or more of the companies should decrease, it would have a big impact on the Underlying Fund's net asset value. The Underlying Fund's returns may be more volatile than those of a less concentrated fund.

Leveraging Risk Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, an Underlying Fund will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Underlying Fund's securities.

Liquidity Risk Liquidity risk exists when particular investments are difficult to purchase or sell. An Underlying Fund's investments in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's investment objective. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced. The Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.

Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe

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are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

Market Capitalization Risk Stocks fall into three broad market capitalization categories—large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-capitalization companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have broader investment style.

Maturity Risk The value of a debt security may change from the time it is issued to when it matures. The longer the period to maturity, the greater the potential for price fluctuation.

Mid-Capitalization Company Risk Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgage sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Natural Resources Risk. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Other Investment Companies Risk The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide

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"circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, certain Underlying Funds may invest their assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING Money Market Fund will result in the Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Underlying Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Underlying Fund invests resulting from the Underlying Fund's investment into the ING Money Market Fund.

Over-the-Counter ("OTC") Investment Risk Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Portfolio Turnover Risk Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Prepayment or Call Risk Mortgage-backed and other debt securities are subject to prepayment risk, which is the risk that the issuer of a security can prepay the principal prior to the security's expected maturity. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when general interest rates rise. This can reduce the returns of an Underlying Fund because it will have to reinvest that money at the lower prevailing interest rates. Securities subject to prepayment risk, including the mortgage-related securities that an Underlying Fund buys, have greater potential for losses when interest rates rise than other types of debt securities.

The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Interest-only and principal-only "stripped" securities can be particularly volatile when interest rates change. If an Underlying Fund buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause an Underlying Fund to lose a portion of its principal investment represented by the premium the Underlying Fund paid.

Price Volatility Risk The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Risk Investments in issuers that are principally engaged in real estate, including Real Estate Investment Trusts ("REITs"), may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to securities market risk). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increase the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. REITs may also be affected by tax and regulatory requirements.

Real Estate Investment Trusts ("REITs") Risk Investing in REITs may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

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Repurchase Agreement Risk Repurchase agreements involve the repurchase by an Underlying Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, an Underlying Fund might incur a loss. If the seller declares bankruptcy, an Underlying Fund might not be able to sell the collateral at the desired time.

Restricted and Illiquid Securities Risk Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933, as amended (the "Securities Act") or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid and restricted securities investments involve the risk that the securities will not be able to be sold at the time desired.

Risk Arbitrage Securities and Distressed Companies Risk Certain Underlying Portfolios, and in particular the ING Franklin Mutual Shares Portfolio, may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the underlying Portfolio's manager believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger or other restructuring, tender or exchange offer proposed at the time an underlying fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the underlying fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Sector Allocation Risk An Underlying Fund's Portfolio Manager's expectations about the relative performance of the three principal sectors in which certain Underlying Fund's invest may be inaccurate and the Underlying Fund's returns might be less than other funds using similar strategies.

Sector Risk A sector is a group of selected industries, such as technology. When an Underlying Fund invests significant assets in the securities of issuers in one or more market sectors, volatility in a sector will have a greater impact on the Underlying Fund than it would on a fund that has securities representing a broader range of investments.

Securities Lending Risk An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund.

Small-Capitalization Company Risk Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, an Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile than stocks of larger companies.

Sovereign Debt Risk Certain Underlying Funds invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations Risk Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. An Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated effect.

U.S. Government Securities and Obligations Risk Some U.S. government securities are backed by the full faith and credit of the U.S. Government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still

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others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. Government. No assurance can be given that the U.S. Government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. Government have less credit risk.

Value Investing Risk Certain Underlying Funds invest in "value" stocks. An Underlying Fund's Portfolio Manager may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the Portfolio Manager believes are their full values. From time to time "value" investing falls out of favor with investors. During those periods, the Underlying Fund's relative performance may suffer.

Zero-Coupon Risk Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.

MANAGEMENT OF THE SOLUTION PORTFOLIOS

>  Adviser

DSL, a Delaware limited liability company, serves as the investment adviser to each of the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services to each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Solution Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

DSL is registered with the SEC as an investment adviser. DSL is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of March 31, 2007, DSL managed approximately $42.7 billion in registered investment company assets. The principal address of DSL is 151 Farmington Avenue, Hartford, Connecticut 06156.

DSL, subject to the supervision of the Board of Directors of the Company (each a "Director" and collectively, "Directors"), acts as a "manager-of-managers" for the Company, and oversees the Company's day-to-day operations. DSL may also recommend the appointment of additional or replacement sub-advisers to the Company's Directors. The Company and ILIAC, predecessor to DSL, have received exemptive relief from the SEC that permits DSL and the Company to add or terminate sub-advisers without shareholder approval. The Solution Portfolios pay an advisory fee equal to 0.10% of each Portfolio's daily net assets.

DSL is responsible for all of its own costs, including the costs of DSL's personnel required to carry out its investment advisory duties.

DSL, and not the Solution Portfolios, pays the Consultant a consulting fee equal to the following percentages based on each Portfolio's average daily net assets:

0.03% of the first $500 million

0.025% of the next $500 million

0.02% of the next $1 billion

0.01% of amounts over $2 billion.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Solution Portfolios' annual shareholder report to be dated December 31, 2007.

DSL may enter into participation or service agreements with insurance companies and third-party administrators under which it makes payments for administrative and other services provided to contract holders who have selected a Portfolio as an investment option under their Variable Contract or Qualified Plan. DSL has entered into service agreements with affiliated insurance companies, including: Reliastar Life Insurance Company; Reliastar Life of New York; Security Life of Denver Insurance Company; and ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company), under which the companies generally receive a fee up to an annual rate of 0.35%, computed based on assets attributable to contract holders and plan participants with interests in the Solution Portfolios through these insurers or third-party administrators, for administrative services provided to the Solution Portfolios. During the year ended December 31, 2006, ILIAC, predecessor to DSL, paid approximately $3,641 pursuant to such arrangements with these insurance companies.

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>  Investment Committee

An Investment Committee of DSL reviews the allocation of Portfolio assets. The Investment Committee considers the quarterly and annual recommendations of the Consultant, reviews their basis for arriving at these recommendations, and approves the asset allocations for the Portfolios.The Investment Committee is responsible for the day-to-day management of the Portfolios. No member of the Investment Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations. These members have been on the Investment Committee since the ING Growth and Income Portfolio's and ING Growth Portfolio's inception. William A. Evans and Stanley D. Vyner have been on the Investment Committee since ING Solution Income Portfolio's inception. Michael J. Roland has been on the Investment Committee since April 2007.

The members of the Investment Committee are: William A. Evans, Michael J. Roland and Stan Vyner.

William A. Evans, CFA, Vice President, USFS Mutual Funds and Investment Products, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors from 1997 to 2002.

Michael J. Roland has been Executive Vice President, ING Funds since 2002 and Executive Vice President, ING Investments, LLC, since 2001. Mr. Roland has been with ING since June of 1998 and has held various positions within ING relating to ING's mutual funds administration.

Stanley D. Vyner is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management.

The Statement of Additional Information ("SAI") provides additional information about each Investment Committee member's compensation, other accounts overseen by each Investment Committee member and each Investment Committee member's ownership of securities in the Solution Portfolios.

>  Information about the Consultant

The Consultant is an indirect, wholly-owned subsidiary of ING Groep and an affiliate of DSL. Founded in 1972, the Consultant has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The Consultant offers clients a fully integrated strategic and tactical asset allocation service. The Consultant provides a customizable approach which can meet the unique needs of their clients; investment policy planning, development and implementation support; active asset allocation, which seeks to add a correlated source of incremental return, as well as to tactically manage risk within a Portfolio; a systematic process which utilizes quantitative disciplines in support of the investment judgment of seasoned professionals; and a compelling value proposition with no hidden costs.

>  Portfolio Distribution

Each Portfolio is distributed by ING Funds Distributor ("IFD") a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investment brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

SHAREHOLDER INFORMATION

>  Classes of Shares

The Company offers three classes of shares of ING Growth and Income Portfolio and ING Growth Portfolio and four classes of shares of ING Solution Income Portfolio, which are identical except for different expense variables, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only I Class shares are offered through this prospectus.

>  How ING Compensates Entities Offering Its Portfolios as Investment Options in Their Insurance Products or Retirement Plans

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Solution Portfolios' Adviser or Distributor (collectively, "ING"), out of its own resources and without additional cost to the Solution Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Solution Portfolios by those companies. The Solution Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Solution Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

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The distributing broker-dealer for the Solution Portfolios is IFD. IFD has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Solution Portfolios by Variable Contract holders or plan sponsors. As of the date of this Prospectus, DSL has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Solution Portfolios. Additionally, if a Solution Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Solution Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Solution Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. None of the Solution Portfolios, the Adviser or the Distributor is a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

>  Net Asset Value

The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Solutions Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAVs of the Solution Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Solution Portfolios will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares.

When market quotations are not available or are deemed unreliable, the Portfolio Manager to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely could have changed by the time of close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are not current market value quotation; and

•  Securities that are restricted as to transfer or resale.

Each Portfolio Manager to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Portfolio Manager makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security

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at approximately the time at which the Underlying Funds determine their NAV per share. Please refer to the prospectuses for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan buys shares of the Solution Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When the Solution Portfolios buys shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.

>  Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by Market Close. The Solution Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Solution Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

>  Purchase and Redemption of Shares

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Solution Portfolios also may be made available to custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Solution Portfolios and certain other management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plan, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the Solution Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Company's behalf.

The Solution Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans or other investors as permitted under the federal tax regulations revenue ruling or private letter ruling issued by the Internal Revenue Service. However, it is possible that the interests of owners of Variable Contracts, or other permitted investors, for which the Solution Portfolios serve as an investment option might at some time be in conflict because of differences in tax treatment or other considerations. The Solution Portfolios' Board directed DSL to monitor events to identify any material conflicts between Variable Contract owners and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Solution Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolio or Qualified Plan, an investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices.

The Solution Portfolios may discontinue sales to a Qualified Plan and require Plan participants with existing investments in the Solution Portfolios to redeem those investments if the plan loses (or in the opinion of DSL, is at risk of losing) its Qualified Plan status.

Each Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. DSL will monitor transactions by the fund-of-funds and will attempt to minimize any adverse effects on the Solution Portfolios as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

>  Frequent Trading – Market Timing

The Solution Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Solution Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its

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sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Solution Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Solution Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediary will be able to curtail frequent, short-term trading activity.

The Solution Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interests of the Solution Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of DSL or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Solution Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Solution Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Solution Portfolios' performance.

Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Fund based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund does not accurately value securities, short-term trading may dilute the value of portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Solution Portfolios that are followed by the financial intermediaries that use the Solution Portfolios and the monitoring by the Solution Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Solution Portfolios will occur. Moreover, decisions about allowing traders in the Solution Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interests of a Portfolio's shareholders.

>  Portfolio Holdings Disclosure Policy

A description of the Solution Portfolios' policies and procedures with respect to the disclosure of the Solutions Portfolios' securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a month-end basis and it is available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month. Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the next calendar month or until the Solution Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Solution Portfolios' website is located at www.ingfunds.com.

>  Dividends

Dividends from net investment income are declared and paid by each Portfolio at least annually. Over the course of the year, accrued and paid dividends will equal all or substantially all of each Portfolio's net investment income. Each Portfolio will also pay dividends from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of a Portfolio at the NAV of such shares on the payment date, unless a participating insurance company's separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio's dividends may constitute a return of capital.

>  Tax Matters

Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its ordinary income and net realized capital gains. Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable

45

Contracts so that the owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts. Contract owners should review the prospectus for their Variable Contracts for information regarding the tax consequences of purchasing a contract.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Solutions Portfolios. You should consult the prospectus for the Variable Contracts and your tax adviser for information regarding taxes applicable to the Variable Contracts.

>  Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders each year.

46

ING Partners, Inc.
Financial Highlights

The financial highlights table is intended to help you understand the ING Solution Income Portfolio's financial performance for the period of its operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. This information has been derived from the Portfolio's Financial Statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with each Portfolio's financial statements, are included in the annual shareholder report. The annual shareholder report is available upon request without charge by calling 1-800-262-3862.

Because Solution Growth and Income Portfolio and Solution Growth Portfolio had not commenced operations as of December 31, 2006 (the Portfolio's fiscal year end), audited financial highlights are not available.

Selected data for a share outstanding for each period:

	I Class
ING Solution Income Portfolio	Year Ended December 31, 2006	April 29, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.41	$10.02
Income from investment operations:
Net investment income	0.42 *	0.29
Net realized and unrealized gain on investments	0.37	0.10
Total from investment operations	0.79	0.39
Less Distributions from:
Net investment income	0.02	—
Net realized gains on investments	0.00 **	—
Total distributions	0.02	—
Net asset value, end of period	$11.18	$10.41
Total Return(2)	7.66%	3.89%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$3,053	$1
Ratios to average net assets:
Expenses(3)(4)	0.12%	0.12%
Net investment income(3)	3.89%	4.27%
Portfolio turnover rate	32%	21%

  (1)  Commencement of operations.

  (2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

  (3)  Annualized for periods less than one year.

  (4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

  *  Per share numbers have been calculated using average number of shares outstanding throughout the period.

  **  Amount represents less than $0.005 per share.

47

ING PARTNERS, INC.
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

For investors who want more information about the Company, the following documents are available free upon request:

•  Statement of Additional Information ("SAI"): The SAI, dated July 2, 2007, contains more detailed information about the Company and is incorporated by reference into (made legally a part of) this prospectus.

•  Annual/Semi-Annual Shareholder Reports: Additional information about the Solution Portfolios will be available in the Company's semi-annual report dated July 2, 2007. In the Company's annual shareholder report you will find a discussion of the market conditions and investment strategies that significantly affected the Company's performance during its last fiscal year.

For a free copy of the SAI or the Company's annual and semi-annual shareholder reports call 1-800-262-3862, write to ING Partners, Inc., at the address listed above or visit our website at www.ingfunds.com.

The SEC maintains an Internet website (http://www.sec.gov) that contains the Prospectus, SAI, material incorporated by reference, and other information about the Portfolios. You can also copy and review this information at the SEC's Public Reference Room in Washington, D.C., or you can obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, 100 F Street, N.E., Washington, D.C., 20549 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090.

Investment Company Act File No. 811-8319

July 2, 2007  Prospectus — Service Class ("S Class")
  Adviser Class ("ADV" Class)

ING PARTNERS, INC.

This Prospectus is designed to help you make informed decisions about investments in the ING Solution Portfolios listed below (each a "Portfolio" and collectively, the "Solution Portfolios"). Each Portfolio seeks to achieve its investment objective by investing in other ING mutual funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Consult with your investment professional to determine which Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

•  ING Solution Growth and Income Portfolio

•  ING Solution Growth Portfolio

•  ING Solution Income Portfolio

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL VARIABLE PLANS.

This Prospectus contains important information about investing in the Service Class and Adviser Class shares of Solution Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Solution Portfolios will achieve their respective investment objectives.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Solution Portfolios in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

>  ING Partners, Inc.

Each Portfolio is a series of ING Partners, Inc. ("Company"). The Company is an open-end management investment company authorized to issue multiple series and classes of shares. This Prospectus is designed to help you make informed decisions about investments in the ING Solution Portfolios listed below (each a "Portfolio" and collectively, the "Solution Portfolios"). Each Portfolio seeks to achieve its investment objective by investing in other ING Funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds. ING Directed Services, LLC ("DSL") serves as the investment adviser of each Portfolio. Not all of the Company's portfolios are offered in this Prospectus.

INTRODUCTION

>  An Introduction to the Solution Portfolios

The Solution Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The Solution Portfolios invest primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies" on page 12 and "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 13 of this Prospectus.

Although each Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because each Portfolio may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective. You should evaluate the Solution Portfolios in the context of your personal financial situation, investment objectives and other investments.

Each Portfolio's shares may be offered to variable annuity and variable life insurance separate accounts ("Variable Contracts"), qualified pension and retirement plans ("Qualified Plans") outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Solution Portfolios and certain other management investment companies.

This Prospectus explains the investment objective, strategies and risks of each of the Solution Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

>  Classes of Shares

Pursuant to a multiple class plan ("Plan"), ING Solution Growth and Income Portfolio and ING Solution Growth Portfolio offer three classes of shares and ING Solution Income Portfolio offers four classes of shares. This Prospectus relates only to the S Class and ADV Class shares. For more information about share classes, please refer to the section of this Prospectus entitled "Shareholder Information — Classes of Shares."

>  An Introduction to the Asset Allocation Process

DSL is the investment adviser of each Portfolio. DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") (NYSE.ING) one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

ING Investment Management Co. ("Consultant") is a consultant to DSL. Both DSL and the Consultant are wholly-owned, indirect subsidiaries of ING Groep. DSL and the Consultant, working together, have designed asset allocation funds called Solution Portfolios. DSL uses the following process to determine each Portfolio's investment mix:

The Underlying Funds' returns will be compared to the unmanaged market benchmarks that are used to model the specific asset classes. For each Portfolio, the combination of underlying funds that seem to provide the most favorable trade-off between closeness of fit and incremental return is estimated. Adjustments are made for correlations of more than one Underlying Fund within each sub-class as well as to avoid a large number of small or large positions or overweights to one manager. General guidelines will include minimum allocations of 2% and maximum allocations of 30%.

The Investment Committee of DSL will have sole authority over the asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future) or target allocations for each Portfolio, including determining the transition pattern of the Portfolios in a timely but reasonable manner based upon market conditions at the time. The predefined mixes will be reviewed annually and analyzed for consistency with current market conditions and industry trends in consultation with the Consultant.

A Portfolio's stated investment objective is non-fundamental and may be changed by the Company's Board of Directors ("Board") without the approval of shareholders.

2

DESCRIPTION OF THE SOLUTION PORTFOLIOS

>  Solution Portfolios at a Glance

The following table summarizes the investment objective, target asset mix, target sub-asset class mix, and main risks of each Portfolio, and it is intended to help you make comparisons among the Solution Portfolios. As with all mutual funds, there can be no assurance that the Solution Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, strategies and risks, which begin on page 4.

	ING Solution Growth and Income Portfolio		ING Solution Growth Portfolio		ING Solution Income Portfolio
Investment Adviser	Directed Services, LLC		Directed Services, LLC		Directed Services, LLC

Investment Objective	Seeks to provide a combination of total return and stability of principal through a diversified asset allocation strategy.		Seeks to provide capital growth through a diversified asset allocation strategy.		Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Target Asset Mix(1) (as of May 1, 2007)	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities and cash equivalents		A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 70% in equity securities and 30% in fixed-income securities and cash equivalents		A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 30% in equity securities and 70% in fixed-income securities and cash equivalents

Target Sub-Asset Class Mix (as of May 1, 2007)(1)(2)	U.S. Large Cap Blend	11%	U.S. Large Cap Blend	16%	U.S. Large Cap Blend	10%

	U.S. Large Cap Growth	9%	U.S. Large Cap Growth	12%	U.S. Large Cap Growth	2%

	U.S. Large Cap Value	9%	U.S. Large Cap Value	12%	U.S. Large Cap Value	3%

	U.S. Mid Cap	2%	U.S. Mid Cap	3%	U.S. Mid Cap	0%

	U.S. Small Cap	2%	U.S. Small Cap	3%	U.S. Small Cap	0%

	Non-U.S./International	9%	Non-U.S./International	11%	Non-U.S./International	6%

	Real Estate	8%	Real Estate	7%	Real Estate	9%

	Intermediate-Term Bond	33%	Intermediate-Term Bond	22%	Intermediate-Term Bond	42%

	High Yield Bond	0%	High Yield Bond	0%	High Yield Bond	3%

	Short-Term Bond	14%	Short-Term Bond	8%	Short-Term Bond	20%

	Treasury Inflation Protected Securities (TIPS)	3%	Treasury Inflation Protected Securities (TIPS)	0%	Treasury Inflation Protected Securities (TIPS)	5%

	Emerging Markets Equity	0%	Emerging Markets Equity	2%	Emerging Markets Equity	0%

	International REITs	0%	International REITs	4%	International REITs	0%

	Natural Resources/Equity-Based Commodities	0%	Natural Resources/Equity-Based Commodities	0%	Natural Resources/Equity-Based Commodities	0%

Main Risks
The Solution Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among Underlying Funds. An investor may lose money in each Portfolio.	Asset allocation risk, credit risk, debt securities risk, equity securities risk, foreign investment risk, growth investing risk, interest rate risk, market and company risk, market capitalization risk, other investment companies risk, price volatility risk, U.S. government securities and obligations risk and value investing risk.		Asset allocation risk, credit risk, equity securities risk, foreign investment risk, growth investing risk, inflation-indexed bonds risk, interest rate risk, market and company risk, market capitalization risk, other investment companies risk, price volatility risk, real estate risk, REITs risk, U.S. government securities and obligations risk and value investing risk		Asset allocation risk, credit risk, debt securities risk, equity securities risk, foreign investment risk, inflation-indexed bonds risk, interest rate risk, market and company risk, price volatility risk, real estate risk, REITs risk and U.S. government securities and obligations risk

(1)  As of May 1, 2007 for ING Solution Income Portfolio and July 2, 2007 for ING Solution Growth and Income Portfolio and ING Solution Growth Portfolio.

(2)  Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

3

ING SOLUTION GROWTH AND INCOME PORTFOLIO

>  Investment Objective

Seeks to provide a combination of total return and stability of principal through a diversified asset allocation strategy.

>  Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds which are active U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors saving for retirement.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its nets assets) among the Underlying Funds are set out below. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks—Blend	11%
U.S. Large-Capitalization Stocks—Growth	9%
U.S. Large-Capitalization Stocks—Value	9%
U.S. Mid-Capitalization Stocks	2%
U.S. Small-Capitalization Stocks	2%
Non-U.S./International Stocks	9%
Real Estate Stocks	8%
Intermediate-Term Bonds	33%
High Yield Bonds	0%
Short-Term Bonds	14%
TIPS	3%
Emerging Markets Equity	0%
International REITs	0%
Natural Resources/Equity-Based Commodities	0%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies and international fixed-income. There can be no assurance that these allocations will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described under "An Introduction to the Asset Allocation Process."

>  Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies used may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Asset Allocation Risk
Credit Risk
Debt Securities Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Interest Rate Risk
Market and Company Risk
Market Capitalization Risk
Other Investment Companies Risk
Price Volatility Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please see "More Information on Investment Strategies" on page 12, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 13 and "More Information on Risks" on page 33 of this Prospectus.

>  Performance

No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year. Please visit the Portfolio's website at www.ingfunds.com to obtain performance once it is available.

4

ING SOLUTION GROWTH PORTFOLIO

>  Investment Objective

Seeks to provide capital growth through a diversified asset allocation strategy.

>  Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds which are active U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors saving for retirement.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its nets assets) among the Underlying Funds are set out below. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks—Blend/Core	16%
U.S. Large-Capitalization Stocks—Growth	12%
U.S. Large-Capitalization Stocks—Value	12%
U.S. Mid-Capitalization Stocks	3%
U.S. Small-Capitalization Stocks	3%
Non-U.S./International Stocks	11%
Real Estate Stocks	7%
Intermediate-Term Bonds	22%
High Yield Bonds	0%
Short-Term Bonds	8%
TIPS	0%
Emerging Markets Equity	2%
International REITs	4%
Natural Resources/Equity-Based Commodities	0%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies and international fixed-income. There can be no assurance that these allocations will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described under "An Introduction to the Asset Allocation Process."

>  Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies used may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Asset Allocation Risk
Credit Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inflation-Indexed Bonds Risk
Interest Rate Risk
Market and Company Risk
Market Capitalization Risk
Other Investment Companies Risk
Price Volatility Risk
Real Estate Risk
REITs Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please see "More Information on Investment Strategies" on page 12, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 13 and "More Information on Risks" on page 33 of this Prospectus.

>  Performance

No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year. Please visit the Portfolio's website at www.ingfunds.com to obtain performance once it is available.

5

ING SOLUTION INCOME PORTFOLIO

>  Investment Objective

Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

>  Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire soon or are already retired.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its nets assets) among the Underlying Funds are set out below. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks—Blend	10%
U.S. Large-Capitalization Stocks—Growth	2%
U.S. Large-Capitalization Stocks—Value	3%
U.S. Mid-Capitalization Stocks	0%
U.S. Small-Capitalization Stocks	0%
Non-U.S./International Stocks	6%
Real Estate Stocks	9%
Intermediate-Term Bonds	42%
High Yield Bonds	3%
Short-Term Bonds	20%
TIPS	5%
Emerging Markets Equity	0%
International REITs	0%
Natural Resources/Equity-Based Commodities	0%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies and international fixed-income. There can be no assurance that these allocations will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed as described under "An Introduction to the Asset Allocation Process."

>  Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies used may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Asset Allocation Risk
Credit Risk
Debt Securities Risk
Equity Securities Risk
Foreign Investment Risk
Inflation-Indexed Bonds Risk
Interest Rate Risk
Market and Company Risk
Price Volatility Risk
Real Estate Risk
REITs Risk
U.S. Government Securities and Obligations Risk

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please see "More Information on Investment Strategies" on page 12, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 13 and "More Information on Risks" on page 33 of this Prospectus.

>  Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's investment performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance and a composite index for the same period. The Portfolio's past performance is no guarantee of future results.

6

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's ADV Class shares' investment performance for the first full calendar year of operations.

Best and worst quarterly returns during this period:

Best:	3	rd quarter	2006	:	3.42%

Worst:	2	nd quarter	2006	:	(0.57)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and S Class shares' performance to that of a broad measure of market performance — the Dow Jones Target Today Index — Global Series and a composite index — the ING Solution Income Composite Index. The ING Solution Income Composite Index is comprised of 42% Lehman Brothers® Aggregate Bond Index ("LBAB Index")/20% Lehman Brothers® 1-3 Year Government/Credit Index/10% Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index")/9% DJ Wilshire Real Estate Securities Index/6% Morgan Stanley Capital International Europe, Australasia, Far East® Index ("MSCI EAFE® Index")/5% Citigroup U.S. Inflation-Linked Securities Index/3% Lehman Brothers® High Yield Index/3% Russell 1000® Value Index/2% Russell 1000® Growth Index, which is aligned with the asset allocation of the Portfolio as of May 1, 2007. The Dow Jones Target Today Index — Global Series is comprised of a set of equity, bond and cash sub-indexes. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The Lehman Brothers® 1-3 Year Government/Credit Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. The Citigroup U.S. Inflation-Linked Securities Index measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index. The Lehman Brothers® High Yield Index is an unmanaged index that measures the performance of fixed-income securities. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)
(For the periods ended December 31, 2006)

	1 Year	5 Years or Since Inception		10 Years
S Class Return	7.37%	6.62	%(1)	N/A
ADV Class Return	7.21%	6.35	%(1)	N/A
Dow Jones Target Today Index — Global Series	6.64%	5.74	%(2)	N/A
ING Solution Income Composite Index	9.97%	9.02	%(2)(3)	N/A

(1)  ADV Class and S Class shares commenced operations on April 29, 2005.

(2)  The Dow Jones Target Today Index — Global Series and the ING Solution Income Composite Index returns are for the period beginning May 1, 2005.

(3)  The ING Solution Income Composite Index is aligned with the asset allocations of the Portfolio as of May 1, 2007.

7

Portfolio Fees and Expenses

The table that follows shows the fees and estimated expenses you pay if you buy and hold Class S and ADV Class shares of a Portfolio. Shareholders of a Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by a Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Company and the Solution Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Solution Portfolios are not fixed or specified under the terms of your Variable Contract. The tables do not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) Not Applicable

S Class Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fees	Distribution (12b-1) Fees and Shareholder Services Fees	Admin. Services Fee	Other Expenses	Acquired (Underlying) Funds Fees and Expenses(2)	Total Operating Expenses	Waivers and Reimbursements(3)	Net Annual Operating Expenses
ING Solution Growth and Income	0.10%	0.25%	0.02%	-	0.61%	0.98%	-	0.98%
ING Solution Growth	0.10%	0.25%	0.02%	-	0.65%	1.02%	-	1.02%
ING Solution Income	0.10%	0.25%	0.02%	-	0.62%	0.99%	-	0.99%

(1)    This table shows the estimated operating expenses for S Class shares of each Portfolio as a ratio of expenses to average daily net assets. ING Solution Growth and Income Portfolio and ING Solution Growth Portfolio had not commenced operations as of the date of this Prospectus, therefore, "Other Expenses" and "Acquired (Underlying) Funds Fees and Expenses" are estimated for the current fiscal year.

(2)  Each Portfolio's Acquired (Underlying) Funds Fees and Expenses is based on a weighted average of the fees and expenses of the Underlying Funds as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(3)  DSL, the adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the Solution Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSL within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement. For more information regarding the expense limitation agreements for these Portfolios, please see the Statement of Additional Information.

ADV Class Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fees	Distribution (12b-1) Fee and Shareholder Services Fee	Admin. Services Fee	Other Expenses	Acquired (Underlying) Funds Fees and Expenses(2)	Total Operating Expenses	Waivers and Reimbursements(3)	Net Annual Operating Expenses
ING Solution Growth and Income	0.10%	0.50%	0.02%	-	0.61%	1.23%	-	1.23%
ING Solution Growth	0.10%	0.50%	0.02%	-	0.65%	1.27%	-	1.27%
ING Solution Income	0.10%	0.50%	0.02%	-	0.62%	1.24%	-	1.24%

(1)    This table shows the estimated operating expenses for ADV Class shares of each Portfolio as a ratio of expenses to average daily net assets. ING Solution Growth and Income Portfolio and ING Solution Growth Portfolio had not commenced operations as of the date of this Prospectus, therefore, "Other Expenses" and "Acquired (Underlying) Funds Fees and Expenses" are estimated for the current fiscal year.

(2)  Each Portfolio's Acquired (Underlying) Funds Fees and Expenses is based on a weighted average of the fees and expenses of the Underlying Funds as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(3)  DSL, the adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the Solution Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSL within three years. The amount of each Portfolio's expenses proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers and Reimbursements." The expense limitation agreement will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement. For more information regarding the expense limitation agreements for these Portfolios, please see the Statement of Additional Information.

8

Examples

The Examples are intended to help you compare the cost of investing in S Class shares of the Portfolios, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the S Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the S Class' shares of each Portfolio's total net annual operating expenses remain the same. The Examples do not reflect expenses of a Variable Contract that may use a Portfolio as its underlying investment medium. If such expenses were reflected, the expenses indicated would be higher. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Solution Growth and Income	$100	$312	N/A	N/A
ING Solution Growth(1)	$104	$325	N/A	N/A
ING Solution Income	$101	$315	$547	$1,213

(1)  The Example numbers reflect any expense limitation agreements/waiver of the Underlying Funds for the one-year period and the first year of the three-, five-, and ten-year periods.

Examples

The Examples are intended to help you compare the cost of investing in ADV Class shares of the Portfolios, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the ADV Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the ADV Class shares' net operating expenses remain the same. The Examples do not reflect expenses which are, or may be, imposed by a Variable Contract that may use a Portfolio as its underlying investment medium. If such expenses were reflected, the expenses indicated would be higher. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Solution Growth and Income	$125	$390	N/A	N/A
ING Solution Growth	$129	$403	N/A	N/A
ING Solution Income	$126	$393	$681	$1,500

(1)  The Example numbers reflect any expense limitation agreements/waiver of the Underlying Funds for the one-year period and the first year of the three-, five-, and ten-year periods.

9

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the fees and expenses of the Class I Shares of the Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2006.

Underlying Funds	Net Operating Expenses
ING AllianceBernstein Mid Cap Growth Portfolio	0.77%
ING American Century Large Company Value Portfolio	1.00%
ING American Century Small-Mid Cap Value Portfolio	1.02%
ING Baron Asset Portfolio(1)	1.05%
ING Baron Small Cap Growth Portfolio	1.08%
ING BlackRock Inflation Protected Bond Portfolio(2)	0.63%
ING BlackRock Large Cap Growth Portfolio	0.66%
ING BlackRock Large Cap Value Portfolio	0.75%
ING Capital Guardian U.S. Equities Portfolio	0.75%
ING Columbia Small Cap Value II Portfolio(1)	0.96%
ING Davis Venture Value Portfolio	0.90%
ING Disciplined International SmallCap Fund(1)	0.95%
ING Disciplined Small Cap Value Portfolio	0.72%
ING Evergreen Omega Portfolio	0.60%
ING FMRSM Diversified Mid Cap Portfolio	0.65%
ING FMRSM Large Cap Growth Portfolio	0.68%
ING FMRSM Mid Cap Growth Portfolio	0.63%
ING Franklin Mutual Shares Portfolio(2)	0.78%
ING Fundamental Research Portfolio	0.75%
ING Global Real Estate Portfolio(1)	0.90%
ING Global Resources Portfolio	0.65%
ING International Growth Opportunities Portfolio(1)	1.02%
ING Janus Contrarian Portfolio(1)	0.74%
ING JPMorgan Emerging Markets Equity Portfolio	1.26%
ING JPMorgan International Portfolio	1.00%
ING JPMorgan Mid Cap Value Portfolio	1.00%
ING JPMorgan Small Cap Core Equity Portfolio	0.86%
ING JPMorgan Value Opportunities Portfolio	0.53%
ING Julius Baer Foreign Portfolio	0.89%
ING Legg Mason Partners Aggressive Growth Portfolio	0.80%
ING Legg Mason Partners Large Cap Growth Portfolio	0.84%
ING Legg Mason Value Portfolio	0.78%
ING Limited Maturity Bond Portfolio	0.28%
ING Lord Abbett Affiliated Portfolio	0.75%
ING Lord Abbett U.S. Government Securities Portfolio(1)	0.68%
ING Marisco Growth Portfolio	0.77%
ING Marisco International Opportunities Portfolio	0.68%
ING Neuberger Berman Partners Portfolio(1)	0.67%

10

Underlying Funds	Net Operating Expenses
ING Neuberger Berman Regency Portfolio(1)	0.88%
ING Oppenheimer Main Street Portfolio®	0.64%
ING Oppenheimer Strategic Income Portfolio	0.54%
ING PIMCO High Yield Portfolio	0.50%
ING PIMCO Total Return Portfolio	0.73%
ING Pioneer Equity Income Portfolio (not available until May 11, 2007)(2)	0.70%
ING Pioneer Fund Portfolio	0.71%
ING Pioneer High Yield Portfolio	0.73%
ING Pioneer Mid Cap Value Portfolio	0.64%
ING Templeton Foreign Equity Portfolio(1)	0.98%
ING Thornburg Value Portfolio	0.90%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	0.66%
ING T. Rowe Price Equity Income Portfolio	0.64%
ING T. Rowe Price Growth Equity Portfolio	0.75%
ING UBS U.S. Large Cap Equity Portfolio	0.85%
ING UBS U.S. Small Cap Growth Portfolio(1)	1.00%
ING Van Kampen Capital Growth Portfolio	0.63%
ING Van Kampen Comstock Portfolio	0.83%
ING Van Kampen Growth and Income Portfolio(1)	0.65%
ING Van Kampen Real Estate Portfolio	0.65%
ING VP Growth and Income Portfolio	0.59%
ING VP Growth Portfolio	0.69%
ING VP High Yield Bond Portfolio	0.73%
ING VP Index Plus International Equity Portfolio	0.56%
ING VP Index Plus LargeCap Portfolio	0.43%
ING VP Index Plus MidCap Portfolio	0.49%
ING VP Index Plus SmallCap Portfolio	0.49%
ING VP Intermediate Bond Portfolio	0.49%
ING VP International Equity Portfolio	0.99%
ING VP International Value Portfolio	1.01%
ING VP MidCap Opportunities Portfolio	0.90%
ING VP Money Market Portfolio	0.34%
ING VP Real Estate Portfolio	0.93%
ING VP Small Company Portfolio	0.85%
ING VP SmallCap Opportunities Portfolio	0.91%
ING VP Value Opportunity Portfolio	0.69%
ING Wells Fargo Disciplined Value Portfolio(1)	0.65%
ING Wells Fargo Small Cap Disciplined Portfolio	0.87%

(1)  Because the Underlying Fund or Class I shares of the Underlying Fund did not have a full calendar year of operations as of December 31, 2006, the expenses are estimated for the current fiscal year.

(2)  As the Underlying Fund or Class I shares of the Underlying Fund had not commenced operations as of the date of this Prospectus the expense ratios are estimated for the current fiscal year.

11

MORE INFORMATION ON INVESTMENT STRATEGIES

>  More on the Asset Allocation Process

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. DSL determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, DSL uses economic and statistical methods to determine the optimal allocation targets and ranges for each Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered may include the following:

(i)    the investment objective of each Portfolio and each of the Underlying Funds;

(ii)  proprietary and third-party reports and analyses;

(iii)  the risk/return characteristics, relative performance, and volatility of Underlying Funds;

(iv)  the correlation and covariance among Underlying Funds; and

(v)  the availability of new funds.

As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. DSL will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Solution Portfolios and the Underlying Funds.

DSL intends to rebalance the Portfolios on a quarterly basis to attain the Target Allocation investment allocations. In addition, variances from the targets will be monitored, but rebalancing will generally not take place more frequently than quarterly. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, DSL may determine to purchase additional shares or redeem shares of Underlying Funds. In making those purchases or redemptions, DSL will attempt to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's investment targets. If DSL believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

>  Investment Objectives, Main Investments and Risks of the Underlying Funds

Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Solution Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Solution Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks — Risks Associated with an Investment in the Underlying Funds" beginning on page 33 of this Prospectus for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

12

DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
RISKS OF THE UNDERLYING FUNDS

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: AllianceBernstein L.P.	ING AllianceBernstein Mid Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of net assets in common stock of mid-capitalization companies (defined as companies that have a market capitalization within the range of companies in the Russell Midcap® Growth Index). The market capitalizations of companies in the Russell Midcap Growth Index ranged from $1.2 billion to $21.4 billion as of December 31, 2006. May also invest in convertibles, investment grade instruments, U.S. government securities and high quality, short-term obligations (including repurchase agreements, bankers' acceptances and domestic certificates of deposit) and without limit in foreign securities. May write exchange-traded covered call options on up to 25% of assets, may make secured loans on portfolio securities of up to 25% of assets, may enter into repurchase agreements on up to 10% of assets and may enter into futures contracts on securities indices and options on such futures contracts.	Convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: American Century Investment Management, Inc.	ING American Century Large Company Value Portfolio	Long-term capital growth Income is a secondary objective.	Invests at least 80% of assets in equity securities of large-capitalization companies (those with market capitalizations similar to companies in the Russell 1000® Index). As of December 31, 2006, the capitalization of companies represented in the Russell 1000® Index ranged between $1.2 billion and $463.6 billion. Equity securities include common and preferred stock and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. May also invest in derivatives, foreign securities, debt securities of companies, debt obligations of governments and their agencies and other similar securities.	Convertible securities risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, market and company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: American Century Investment Management, Inc.	ING American Century Small-Mid Cap Value Portfolio	Long-term capital growth, income is a secondary objective.	At least 80% of assets in U.S. equity securities of small-mid capitalization companies. Small-mid capitalization companies include those with a market capitalization at the time of purchase within the range of the Russell 2800 Index. As of December 31, 2006, the capitalization of companies represented by the custom Russell 2800 Index ranged between $68 million and $21.4 billion. May invest in derivatives, foreign securities, debt securities of companies, debt obligations of governments and other similar securities. Equity securities include common and preferred stock and equity-equivalent securities, such as debt securities and preferred stock convertible into common stock and stock or stock index futures contracts.	Convertible securities risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, initial public offerings risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: BAMCO, Inc.	ING Baron Asset Portfolio	Capital appreciation.	Invests primarily in common stocks of small- and mid-sized companies (those that have a market capitalization of less than $8 billion). May invest in equity-type securities, in addition to common stocks, such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks. May also invest in debt securities, including notes, bonds, debentures and money market instruments and in convertible instruments. Debt securities may be rated or unrated, and may include below-investment-grade securities or "junk bonds" or unrated securities of equivalent credit quality. May invest up to 10% of its net assets in illiquid securities. May invest, without limit, in American Depositary Receipts, and up to 10% of its assets in Global Depositary Receipts and European Depositary Receipts. The Portfolio may also engage in derivatives transactions.	Convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, large positions risk, liquidity risk, market and company risk, mid-capitalization company risk, securities lending risk, small-capitalization company risk and value investing risk.

13

DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
RISKS OF THE UNDERLYING FUNDS continued

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: BAMCO, Inc.	ING Baron Small Cap Growth Portfolio	Capital appreciation.	Invests at least 80% of assets in securities of smaller companies with market values under $2.5 billion.	Equity securities risk, growth investing risk, large positions risk, market and company risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Financial Management, Inc.	ING BlackRock Inflation Protected Bond Portfolio	Maximum real return, consistent with real capital and prudent investment management.	Normally invests at least 80% of the Portfolio's assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Portfolio maintains an average portfolio duration that is within ±20% of the duration of the Lehman Global Real: U.S. TIPS Index (the Portfolio's benchmark). May invest up to 20% of its assets in non-investment grade bonds (high-yield or junk bonds) or securities of emerging market issuers. May invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. May also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, investment grade corporate bonds and asset-backed securities. Non-investment grade bonds acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor's Corporation or Ba or lower by Moody's Investors Service) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have a higher credit rating. May buy or sell options or futures, or enter into credit default swaps, interest rate or foreign currency transactions, including swaps (collectively, commonly known as "derivatives"). Typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. May also use derivatives for leverage. May seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).	Asset-backed securities risk, credit derivatives risk, credit risk, currency risk, debt securities risk, derivatives risk, diversification risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inflation-index bonds risk, interest rate risk, leveraging risk, manager risk, mortgage-related securities risk, portfolio turnover risk, securities lending risk, and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of assets in equity securities of large capitalization companies (defined as those included in the Russell 1000® Growth Index). Up to 10% in foreign securities in the form of American Depositary Receipts. May invest in derivatives, short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds or U.S. government and money market securities.	Call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, interest rate risk, investment models risk, manager risk, market and company risk, market capitalization risk, maturity risk, portfolio turnover risk, securities lending risk and U.S. government securities and obligations risk.

14

DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
RISKS OF THE UNDERLYING FUNDS continued

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Value Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in equity securities of large-capitalization companies (those within the market-cap range of companies included in the Russell 1000® Value Index). May invest up to 10% of its total assets in securities issued by foreign issuers in the form of American Depositary Receipts. May also invest in investment grade convertible securities, preferred stock, illiquid securities, U.S. government debt securities of any maturity, and derivatives for hedging purposes. May purchase or sell securities on a when-issued basis.	Borrowing risk, call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, investment models risk, liquidity risk, manager risk, market and company risk, market capitalization risk, over-the-counter investment risk, portfolio turnover risk, restricted and illiquid securities risk, securities lending risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Capital Guardian Trust Company	ING Capital Guardian U.S. Equities Portfolio	Long-term growth of capital and income.	Invest at least 80% of assets in equity and equity-related securities (including common and preferred stock and convertible securities such as warrants and rights) of issuers located in the U.S. with greater consideration given to potential appreciation and future dividends than to current income. Under normal conditions, the Portfolio will invest in companies with market capitalizations of greater than $1 billion. May invest in ADRs, EDRs and GDRs, debt securities and cash equivalents.	Convertible securities risk, depositary receipt risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Columbia Management Advisors, LLC	ING Columbia Small Cap Value II Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in equity securities of U.S. companies whose market capitalizations are within the range of the companies within the Russell 2000® Value Index and that are believed to have the potential for long-term growth. May also invest in real estate investments trusts ("REITs"), foreign equity securities, depositary receipts, and other investment companies, including exchange-traded funds.	Depositary receipt risk, equity securities risk, foreign investment risk, manager risk, market and company risk, other investment companies risk, portfolio turnover risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Davis Selected Advisers, L.P.	ING Davis Venture Value Portfolio	Long-term growth of capital.	Invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The Portfolio has the flexibility to invest a limited portion of its assets in companies whose shares may be subject to controversy, foreign securities, and non-equity securities. The Portfolio is not diversified, and may invest a significant portion of its assets in a single issuer.	Debt securities risk, diversification risk, equity securities risk, foreign investment risk, headline risk, industry focus risk, manager risk, market and company risk and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Disciplined International SmallCap Fund	Long-term capital appreciation.	Invests at least 80% of its assets in securities of small-capitalization companies (defined as those companies with market capitalizations that fall within the range of companies in the S&P/Citigroup Extended Market Index World Ex. U.S. (as of December 31, 2006 between $23 million and $34.6 billion). At least 65% of the Fund's assets will normally be invested in companies located in a number of different countries, other than the U.S. May invest up to 35% of its total assets in U.S. issuers. May invest in companies located in countries with emerging securities markets. May invest in derivative instruments, including futures, options, foreign current contracts and futures contracts. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. The Fund is non-diversified, which means it may invest in a significant portion of its assets in a single issuer.	Derivatives risk, diversification risk, emerging markets risk, foreign investment risk, inability to sell securities risk, manager risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, small-capitalization company risk, and value investing risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Disciplined Small Cap Value Portfolio	Seeks to outperform the total return performance of the Russell 2000® Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued.	Invests at least 80% of its assets in securities of small-capitalization companies included in the Russell 2000® Value Index. As of February 28, 2007, the smallest company in the Russell 2000® Index had a market capitalization of $85 million and the largest company had a market capitalization of $3.6 billion. May also invest in derivative instruments. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, equity securities risk, inability to sell securities risk, index strategy risk, manager risk, other investment companies risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Evergreen Investment Management Company, LLC	ING Evergreen Omega Portfolio	Long-term capital growth.	Invests primarily, and under normal conditions substantially all of its assets, in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. May also invest up to 25% of assets in foreign securities.	Convertible securities risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment style risk, manager risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Diversified Mid Cap Portfolio	Long-term growth of capital.	Invests at least 80% of assets in securities of companies with medium market capitalizations (defined as those whose market capitalizations are similar to the market capitalization of companies in the Russell Midcap® Index or the S&P MidCap 400 Index). May also invest in companies with smaller or larger capitalizations. May invest up to 25% of assets in foreign securities, including emerging markets and may buy and sell future contracts and other investment companies, including, exchange-traded funds.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Large Cap Growth Portfolio	Growth of capital over the long term.	Invests at least 80% of its assets in common stocks of companies with large market capitalization (defined as companies whose market capitalizations are similar to those of companies in the Russell 1000® Index or the S&P 500® Index). May invest up to 25% of its assets in securities of foreign issuers, including emerging market issuers, and may use various techniques such as buying and selling futures contracts and other investment companies, including exchange-traded funds.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, other investment companies risk and portfolio turnover risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Mid Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of assets in securities of companies with medium market capitalizations (defined as those companies with capitalizations whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400 Index.). May also invest in companies with smaller or larger market capitalizations. May invest up to 25% of its assets in foreign securities, including emerging markets. May buy and sell futures contracts and exchange-traded funds.	Emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, securities lending risk and small-capitalization company risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Franklin Mutual Advisers, LLC	ING Franklin Mutual Shares Portfolio	Seeks capital appreciation with a secondary goal of income.	Normally invests primarily in equity securities, including common and preferred stocks and convertible securities, of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria. The Portfolio invests predominantly in medium and large capitalization companies with market capitalization values greater than $1.5 billion, although it may invest a portion of its assets in small capitalization companies and is not limited to pre-set maximums or minimums governing size of companies in which it may invest. May invest significantly in foreign investments, including sovereign debt and foreign government debt. May also engage from time to time in an "arbitrage" strategy and may invest in distressed companies, including bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness of, or trade claims against, such companies. The Sub-Adviser may keep a portion, which may be significant at times, of the Portfolio's assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations.	Convertible securities risk, credit risk, equity securities risk, foreign investment risk, inability to sell securities risk, liquidity risk, manager risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, risk arbitrage securities and distressed companies risk, securities lending risk, small-capitalization company risk, sovereign debt risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Fundamental Research Portfolio	Maximize total return through investments in a diversified portfolio of common stocks.	Invests at least 65% of its total assets in common stocks and securities convertible into common stock. May also invest in inital public offerings and derivatives. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. Emphasizes stocks of larger companies. May also invest in mid-capitalization companies and may invest up to 25% of assets in foreign securities.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, initial public offerings risk, market and company risk, market trends risk, mid-capitalization company risk, other investment companies risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING Global Real Estate Portfolio	Total return.	Invests at least 80% of its assets in equity securities of companies that are principally engaged in the real estate industry (deriving at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate.) The Portfolio will have investments located in a number of different countries located throughout the world, including the United States. May invest in companies located in countries with emerging securities markets. As a general matter, the Portfolio expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs"). The Portfolio is non-diversified, and may invest a significant portion of its assets in a single issuer.	Diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, industry focus risk, market capitalization risk, market trends risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk, real estate investment trusts risk, securities lending risk and small-capitalization company risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Global Resources Portfolio	Long-term capital appreciation.	Prior to July 16, 2007, normally invests at least 80% of its assets in the equities of producers of commodities or "hard asset" companies. Effective July 16, 2007, normally invests at least 80% of its assets in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning that at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resources assets. May invest up to a maximum of 50% of its net assets in any single industry that is engaged in any of the types of natural resources set out above. Also may invest in: securities issued by companies that are not in natural resources industries; investment-grade corporate debt; repurchase agreements; and derivatives. May invest directly in commodities including gold bullion and coins and may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter. Normally invests in companies with a large capitalization, but may also invest in mid- and small-sized companies. May also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder. May invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index. The Portfolio is non-diversified, and when compared with other funds, may invest a greater portion of its assets in a particular issuer.	Commodities risk. debt securities risk, depositary receipt risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, industry focus risk, manager risk, market and company risk, natural resources risk, over-the-counter investment risk, other investment companies risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk, securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING International Growth Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the U.S. Invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. The Portfolio generally invests in common and preferred stocks, warrants and convertible securities. May invest in companies located in countries with emerging securities markets. May invest in government debt securities of developed foreign countries and may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities. May invest in derivative instruments, including futures. May invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. May employ currency hedging strategies to protect the Portfolio from adverse effects on the U.S. dollar.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitalization risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk and sovereign debt risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Janus Capital Management LLC	ING Janus Contrarian Portfolio	Capital appreciation.	Invests at least 80% of net assets in equity securities with the potential for long-term growth of capital. The Portfolio is non-diversified. May also invest in foreign equity and debt securities (either directly or through depositary receipts), up to 20% in high-yield debt securities ("junk bonds"); derivatives; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid securities (up to 15%); and may invest more than 25% of its assets in securities of companies in one or more market sectors.	Call risk, credit risk, debt securities risk, depositary receipt risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitalization risk, maturity risk, mid-capitalization company risk, restricted and illiquid securities risk, sector risk, securities lending risk, small-capitalization company risk, special situations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Emerging Markets Equity Portfolio	Capital appreciation.	Invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. May also invest to a lesser extent in debt securities of issuers in countries with emerging markets. May invest in derivatives. May invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. May also invest in high-quality, short-term money market instruments and repurchase agreements. While the Portfolio invests primarily in equities, it may also invest in debt securities, including high-yield securities which are below investment grade ("junk bonds") and mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. May enter into "dollar-rolls". May invest in less developed countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the Investment Company Act of 1940, as amended.	Call risk, convertible securities risk, currency risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, securities lending risk, and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Asset Management (U.K.) Limited	ING JPMorgan International Portfolio	Long-term growth of capital.	Invests at least 65% of assets in equity securities of foreign companies that the sub-adviser believes have higher growth potential and which are attractively valued. Will invest in a number of issuers in several countries other than the U.S. and will invest in securities of both developed and developing markets. May also invest in debt securities issued by foreign and U.S. companies, including non-investment grade debt securities. The Portfolio, during periods of unusual cash flows, may invest more than 5% of its assets in index options, futures and ETFs.	Credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, high-yield, lower-grade debt securities risk, interest rate risk, market and company risk and other investment companies risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Mid Cap Value Portfolio	Growth from capital appreciation.	Invests at least 80% of its assets in equity securities of mid-capitalization companies (those with market capitalizations between $1 billion and $20 billion) that the sub-adviser believes are undervalued. Normally invests in securities that are traded on registered exchanges or the over-the-counter market in the U.S. May invest in other equity securities, including preferred stock, convertible securities, foreign securities (including depositary receipts) and derivatives. The Portfolio is non-diversified, and may invest a significant portion of its assets in a single issuer.	Convertible securities risk, depositary receipt risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, investment style risk, manager risk, market and company risk, mid-capitalization company risk, over-the-counter investment risk, price volatility risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Small Cap Core Equity Portfolio	Capital growth over the long term.	Invests at least 80% of total assets in equity securities of small-capitalization companies (defined as those with market capitalization equal to those within a universe of Russell 2000® Index stocks). May also invest up to 20% in foreign securities, including depositary receipts, convertible securities, high-quality money market instruments and repurchase agreements. Investments in equity securities may include real estate investment trusts. May invest in derivatives.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Value Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of it assets in equity securities of mid- and large-capitalization companies (mid-capitalization companies are those with market capitalizations between $2 billion and $5 billion and large-capitalization companies are those with market capitalization over $5 billion). Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks. May invest in shares of investment companies. May invest in derivatives (including futures contracts, options, and swaps), mortgage-related securities issued by government entities and private issuers, and high-quality money market instruments and repurchase agreements.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, interest rate risk, investment style risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, price volatility risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Julius Baer Investment Management LLC	ING Julius Baer Foreign Portfolio	Long-term growth of capital.	Invests at least 80% of assets in international equity securities, including common and preferred stock, American, European and Global Depositary Receipts, convertible securities, rights, warrants, and other investment companies, including exchange-traded funds. Normally has a bias towards larger companies (e.g., with market capitalizations of $10 billion or greater), but may also invest in small- and mid-sized companies. May invest up to 35% of assets in issuers in emerging markets and may invest in debt securities (up to 10% in non-investment grade bonds). May invest in derivatives. Will invest at least 65% in no fewer than three different countries located outside the U.S. May use futures, swaps and warrants.	Call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, price volatility risk, securities lending risk, small-capitalization company risk and value investing risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ClearBridge Advisors, LLC	ING Legg Mason Partners Aggressive Growth Portfolio	Long-term growth of capital.	Invests at least 80% of assets, plus any borrowing for investment purposes, in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. The Portfolio may invest in securities of large, well-known companies but may also invest in small- to medium-sized companies. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets. May invest in foreign securities; (including emerging market securities); and may have exposure to foreign currencies. May invest directly in foreign securities or in depositary receipts.	Convertible securities risk, currency risk, depositary receipt risk, emerging growth risk, emerging markets risk, equity securities risk, foreign investment risk, issuer concentration risk, market and company risk, mid-capitalization company risk, over-the-counter investment risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ClearBridge Advisors, LLC	ING Legg Mason Partners Large Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of assets in equity securities of large-capitalization companies and related investments. Large-capitalization companies are defined as those with market capitalizations similar to companies in the Russell 1000® Index. Equity securities include U.S. exchange-traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. May invest in foreign securities (including emerging market securities) directly or through depositary receipts.	Convertible securities risk, credit risk, depositary receipt risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, interest rate risk, market and company risk, over-the-counter investment risk and portfolio turnover risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Legg Mason Capital Management, Inc.	ING Legg Mason Value Portfolio	Long-term growth of capital.	Invests primarily in equity securities (including foreign securities), that may be listed on a securities exchange or traded in the over-the-counter markets. Generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. May also invest in convertible and debt securities. May invest up to 25% of assets in long-term debt securities, and up to 10% of in high yield debt securities. The Portfolio is non-diversified and may invest a greater portion of its assets in a particular issuer..	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, diversification risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, investment models risk, manager risk, market and company risk, market trends risk, mid-capitalization company risk, over-the-counter investment risk, small-capitalization company risk and value investing risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Limited Maturity Bond Portfolio	Highest current income consistent with low risk to principal and liquidity. As a secondary objective, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Invests at least 80% of assets in bonds that are primarily limited maturity debt securities. Under normal market conditions, the Portfolio maintains significant exposure to government securities. Invests in non-government securities only if rated Baa3 or better by Moody's or BBB- or better by S&P or if not rated determined that they are of comparable quality. May also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. May engage in dollar-roll transactions and swap agreements, including credit default swaps. May use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities. May borrow up to 10% of the value of its net assets. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Borrowing risk, call risk, credit derivatives risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, manager risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk, securities lending risk, small-capitalization company risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Lord, Abbett & Co. LLC	ING Lord Abbett Affiliated Portfolio	Long-term growth of capital. Current income is a secondary objective.	Invests primarily in equity securities of large, seasoned, U.S. and multinational companies (large companies are defined as those companies in the Russell 1000® Value Index). Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. May invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts and similar depositary receipts, which are not subject to the 10% limit on investment. May invest in convertible bonds and convertible preferred stock, and in derivatives and similar investments. May buy and sell options on securities indices for hedging or cross-hedging purposes and may sell covered call options on its portfolio securities.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, market trends risk, portfolio turnover risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Lord, Abbett & Co. LLC	ING Lord Abbett U.S. Government Securities Portfolio	High current income consistent with reasonable risk.	Invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. government securities, including obligations issued by the U.S. Treasury and certain obligations issued or guaranteed by U.S. government agencies and U.S. government-sponsored enterprises, such as: Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Federal Farm Credit Bank; and Government National Mortgage Association. May invest in derivative and similar instruments, including options, futures, forward contracts, swap agreements, warrants and rights. May also invest extensively in mortgage-related securities and also may invest in other asset-backed securities.	Debt securities risk, derivatives risk, interest rate risk, leveraging risk, manager risk, market and company risk, mortgage-related securities risk, portfolio turnover risk, prepayment or call risk, price volatility risk, and U.S. government securities and obligations risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico Growth Portfolio	Capital appreciation.	Invests primarily in equity securities of companies of any size, selected for their long-term growth potential. Will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies (those with market capitalization of $4 billion or more). May also invest in foreign securities, including American Depositary Receipts on other depositary receipts (including emerging markets) and forward foreign currency contracts, futures and options. May invest more than 25% total assets in securities of companies in a single market sector. Generally will not invest more than 25% of total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities.	Depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment model risk, manager risk, market and company risk, market capitalization risk, market trends risk, price volatility risk, sector risk and securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico International Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of assets in common stocks of foreign companies selected for their long-term growth potential. May invest in companies of any size throughout the world. Invests in issuers from a number of different countries, not including the U.S. and generally maintains a core position of between 35 and 50 common stocks. May use options, futures and foreign currency contracts. May invest in emerging markets. Up to 10% in fixed-income securities and up to 5% in high-yield bonds or mortgage- and asset-backed securities. Up to 15% in illiquid securities. May invest up to 25% of its total assets in securities of companies in a single market sector, although it generally will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities.	Currency risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth stock risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, investment models risk, liquidity risk, manager risk, market and company risk, market capitalization risk, market trends risk, mid-capitalization company risk, mortgage-related securities risk, price volatility risk, restricted and illiquid securities risk, sector risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Partners Portfolio	Capital growth.	Invests mainly in common stocks of mid-to large-capitalization companies (those companies with total market capitalizations within the range of the Russell Midcap® Index). The sub-adviser considers large-capitalization companies to be those with market capitalizations over $18.4 billion. May invest a portion of its assets in derivative instruments, including options and futures. May also invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Regency Portfolio	Capital growth.	Invests mainly in common stocks of mid-capitalization companies (those companies with total market capitalizations within the range of the Russell Midcap® Index). From time to time the sub-adviser may emphasize investment in sectors that it believes will benefit from market or economic trends. May invest a portion of its assets in derivative instruments, including options and futures. May invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, sector risk, securities lending risk and value investing risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Main Street Portfolio®	Long-term growth of capital and future income.	Invests mainly in common stock of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. May also invest in debt securities such as bonds and debentures, but does not currently emphasize these investments.	Call risk, debt securities risk, equity securities risk, inability to sell securities risk, investment models risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Strategic Income Portfolio	High level of current income principally derived from interest on debt securities.	Invests in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and lower-grade, high-yield securities of U.S. and foreign issuers. Those debt securities include foreign government and U.S. government bonds and notes, collateralized mortgage obligations, other mortgage- and asset-backed securities, participation interest in loans, structured notes, lower-grade high-yield debt obligations and zero-coupon or stripped securities. May invest up to 100% in any one sector at any time. Foreign investments can include debt securities of issuers in developed markets as well as emerging markets. Can use hedging instruments and certain derivatives.	Credit risk, credit derivatives risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, manager risk, mortgage-related securities risk, portfolio turnover risk, prepayment or call risk, sector allocation risk, U.S. government securities and obligations risk and zero-coupon risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO High Yield Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of high-yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's Rating Service, or Fitch, or if unrated, determined to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities. The remainder of assets may be invested in investment grade fixed-income investments. May invest up to 20% in non-US dollar-denominated securities and without limit in U.S. dollar-denominated foreign securities (up to 10% in emerging markets). May invest in fixed-income instruments. May invest in derivatives based on fixed-income instruments, including swaps and its net exposure to derivative securities may be equal to up to 100% of its total assets. May invest all of its assets in mortgage-or asset-backed securities. May, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs" or "dollar-rolls").	Borrowing risk, call risk, convertible securities risk, credit derivatives risk, credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, maturity risk, mortgage-related securities risk, securities lending risk and U.S. government securities and obligations risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO Total Return Portfolio	Maximum total return.	Invests at least 65% of its net assets in fixed-income instruments of varying maturities. Invests primarily in investment grade securities, but may invest up to 10% in high-yield securities rated below investment grade but rated at least B or higher or if unrated, determined to be of comparable quality. May invest up to 30% of assets in foreign securities and may invest beyond that limit in U.S. dollar-denominated securities of foreign issuers. The instruments in which the Portfolio may invest include securities issued or guaranteed by the U.S. government, its agencies or government sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities and event-linked bonds; loan participations and assignments delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. May invest all of its assets in derivatives.	Convertible securities risk, credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, portfolio turnover risk, prepayment or call risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Equity Income Portfolio (not available until May 11, 2007)	Seeks current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income.	Invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of US. issuers that are expected to produce income. Income-producing equity securities include common stocks, preferred stocks, equity-based exchange-traded funds ("ETFs") and equity interests in real estate investment trusts ("REITs"). The remainder of the assets may be invested in debt securities, most of which are expected to be convertible into common stocks. May invest up to 10% of its net assets in below investment grade debt securities, including convertible debt securities.	Convertible securities risk, credit risk, debt securities risk, equity securities risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, manager risk market and company risk, market capitalization risk, market trends risk, other investment companies risk, real estate investment trusts risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Fund Portfolio	Reasonable income and capital growth.	Invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. Invests the major portion of assets in equity securities (including common stocks, convertible debt, and other equity instruments, such as exchange-traded funds ("ETFs") that invest primarily in equity securities, equity interests in real estate investment trust ("REITs"), depositary receipts, warrants, rights and preferred stocks. The Portfolio may invest up to 20% of its net assets in REITs and up to 20% of its assets in foreign issuers.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risks, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, other investment companies risk, real estate investment trusts risk and value investing risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer High Yield Portfolio	Maximize total return through income and capital appreciation.	Invests at least 80% of its net assets in below investment grade (high-yield) debt securities and preferred stocks. Invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities. May invest more than 25% of its assets in the same market segment, such as financial, technology or capital goods. The Portfolio may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. May invest up to 15% of its total assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. May invest in investment grade and below investment grade convertible bonds and preferred stocks that are convertible into equity securities, mortgage-backed and asset-backed securities, mortgage derivatives and structured securities. May also invest in equity securities of U.S. and non-U.S. issuers including common stocks, depositary receipts, warrants, rights and other equity interests. The Portfolio may also invest in other investment companies, including exchange-traded funds and real estate investment trusts. May use derivatives for hedging, but from time to time may use derivatives as a substitute for purchasing or selling securities or to increase the Portfolio's return. The Portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.	Convertible securities risk, credit risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, prepayment or call risk, real estate investment trusts risk, sector risk, securities lending risk, value investing risk and zero-coupon risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Mid Cap Value Portfolio	Capital appreciation.	Invests at least 80% of assets in equity securities of mid-size companies (defined as those companies with market capitalizations of companies included in the Russell® Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Mid Cap Value® Index as measured at the end of the preceding month and are not less than the smallest company in the index). The equity securities in which the Portfolio invests include common and preferred stocks, depositary receipts, convertible debt, other investment companies, including exchange-traded funds ("ETFs") that invest in equity securities, and equity interests in real estate investment trusts ("REITs"). May invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers.	Call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risks, inability to sell securities risk, manager risk, market capitalization risk, market and company risk, mid-capitalization company risk, other investment companies risk, real estate investment trust risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Templeton Investment Counsel, LLC	ING Templeton Foreign Equity Portfolio	Long-term capital growth.	Invests at least 80% of its net assets in foreign (non-U.S.) equity securities, including countries with emerging securities markets. Equity securities include common stocks, preferred stocks and convertible securities. May also invest a portion of its assets in smaller companies (those companies with market capitalizations of less than $4 billion). May also invest in ADRs, GDRs and EDRs. The Portfolio may also have significant investments in one or more countries or on particular sectors, such as financial institutions or industrial companies. May use derivatives and may invest up to 5% of its total assets in swap agreements, put and call options and collars.	Convertible securities risk, currency risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, manager risk, market and company risk, portfolio turnover risk, price volatility risk, sector risk, securities lending risk, small-capitalization company risk and value investing risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Thornburg Investment Management	ING Thornburg Value Portfolio (formerly ING MFS Capital Opportunities Portfolio)	Capital appreciation.	Invests at least 65% of its net assets in domestic equity securities, primarily common stocks but may also include convertible securities, selected on a value basis. May also own a variety of securities, including foreign equity and debt securities and domestic debt securities. May have exposure to emerging markets.	Convertible securities risk, debt securities risk, depositary receipt risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, market and company risk, mid-capitalization company risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of assets in equity securities of companies having marketing capitalizations within the range of companies in the Russell Midcap® Growth Index or S&P MidCap 400 Index. Focuses on mid-size companies. Most investments will be in U.S. common stock but may also invest in foreign securities and futures and options.	Derivatives risk, equity securities risk, foreign investment risk, growth investing risk, market and company risk, mid-capitalization company risk and portfolio turnover risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Equity Income Portfolio	Substantial dividend income as well as long-term growth of capital.	Invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. Invests most assets in U.S. common stocks, but also may invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options. May also invest in shares of the T. Rowe Price Reserve Investment Funds, Inc. and T. Rowe Price Government Reserve Investment Funds, Inc.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, manager risk, market and company risk, other investment companies risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Growth Equity Portfolio	Long-term capital growth, and secondarily, increasing dividend income.	Invests at least 80% of assets in common stocks, with a focus on growth companies. May also purchase foreign securities, hybrid securities, futures and options. May have exposure to foreign currencies. Investment in foreign securities limited to 30%.	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk and market and company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Large Cap Equity Portfolio	Long-term growth of capital and future income.	Invests at least 80% its net assets in equity securities of U.S. large-capitalization companies (defined as those with market capitalization range equal to those of companies included in the Russell 1000® Index). As of December 31, 2006, the capitalization of companies represented in the Russell 1000® Index ranged between $1.2 billion and $463.6 billion. Equity investments include dividend-paying securities, common stock and preferred stock. Emphasizes large capitalization stock, but may hold small- and mid-capitalization stock. May invest in options, futures and other derivatives and exchange-traded funds.	Derivatives risk, equity securities risk, market and company risk, mid-capitalization company risk, other investment companies risk, over-the-counter investment risk, portfolio turnover risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Small Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets in equity securities of U.S. small capitalization companies (those companies with market capitalizations of $2.5 billion or less at the time of purchase). Equity securities may include common stock and preferred stock. May invest up to 20% of its net assets in foreign securities and also invest in derivatives, including forward currency contracts, options and futures and exchange-traded funds. May also invest in emerging growth companies. May also invest a portion of its assets in securities outside the market capitalization range stated above. May invest in cash or cash equivalent instruments, including shares of an affiliated investment company.	Derivatives risk, equity securities risk, foreign investment risk, manager risk, market and company risk, market trends risk, other investment companies risk and small-capitalization company risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen (Morgan Stanley Investment Management Inc.)	ING Van Kampen Capital Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of assets in equity securities. May invest up to 25% of its assets in foreign securities, including emerging markets. May invest up to 10% of its total assets in real estate investment trusts.	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk real estate investment trusts risk and securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen (Morgan Stanley Investment Management Inc.)	ING Van Kampen Comstock Portfolio	Seeks capital growth and income.	Invests in equity securities including common stocks, preferred stocks, and securities convertible into common and preferred stocks. Additionally, may invest up to 15% of its assets in real estate investment trusts ("REITs"). May invest up to 10% of assets in high-quality short-term debt securities and investment grade corporate debt securities. May invest up to 25% of assets in foreign securities, not including American Depositary Receipts ("ADRs"), and may invest in derivatives.	Convertible securities risk, currency risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, market and company risk, mid-capitalization company risk, real estate investment trusts risks, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen (Morgan Stanley Investment Management Inc.)	ING Van Kampen Growth and Income Portfolio	Long-term growth of capital and income.	Invests primarily in what the sub-adviser believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's or by Moody's Investors Service, Inc. Although the Portfolio may invest in companies of any size, the sub-adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. May invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, real estate investment trusts risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen (Morgan Stanley Investment Management Inc.)	ING Van Kampen Real Estate Portfolio	Capital appreciation. Current income is a secondary objective.	Invests at least 80% of assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the NASDAQ. May also invest up to 25% of assets in financial institutions that issue or service mortgages and up to 20% of assets in high-yield debt and convertible bonds. May invest in equity, debt or convertible securities whose products are related to the real estate industry, mortgage- and asset-backed securities and covered options on securities and stock indices. The Portfolio is non-diversified.	Call risk, convertible securities risk, debt securities risk, derivatives risk, diversification risk, equity securities risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, industry focus risk, manager risk, market and company risk, mortgage-related securities risk, real estate investment trusts risk, sector risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth and Income Portfolio	Maximize total return.	Invests at least 65% of total assets in common stocks believed to have significant potential for capital appreciation or income growth or both. Emphasizes stocks of larger companies. May invest up to 25% in foreign securities. May invest in derivatives, including, but not limited to, put and call options. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Convertible securities risk, derivatives risk, foreign investment risk, market trends risk, other investment companies risk, price volatility risk and securities lending risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth Portfolio	Growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.	Invests primarily in common stocks and securities convertible into common stock of large (defined as companies that have market capitalizations of at least $3 billion) U.S. companies. Emphasizes stocks of larger companies, although it may invest in companies of any size. May invest in derivatives and foreign securities. May invest in other investment companies, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Convertible securities risk, derivatives risk, foreign investment risk, growth investing risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP High Yield Bond Portfolio	High level of current income and total return.	Invests at least 80% of assets in high-yield (high risk) bonds, commonly referred to as "junk bonds". Remaining assets may be invested in investment grade debt securities, common and preferred stock, U.S. government securities, money market instruments, and debt securities of foreign issuers, including emerging markets. May purchase structured debt obligations and engage in dollar-roll transactions and swap agreements. May invest in derivatives and companies of any size. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Credit risk, derivatives risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk and small- and mid-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors, B.V.	ING VP Index Plus International Equity Portfolio	Outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE® Index"), while maintaining a market level of risk.	Invests at least 80% of its assets in stocks included in the MSCI EAFE® Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. May also invest in convertible securities included in the MSCI EAFE® Index. At any one time, the portfolio manager generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, index strategy risk, investment models risk, manager risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus LargeCap Portfolio	Outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Invests at least 80% of assets in securities of large-capitalization companies included in the S&P 500® Index. As of December 31, 2006, the smallest company in the S&P 500® Index had a market capitalization of $1.4 billion, the largest company had a market capitalization of $446.9 billion and the average capitalization of all companies in the S&P 500® Index was $25.4 billion. May invest in derivatives. May invest in other investment companies, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, manager risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus MidCap Portfolio	Outperform the total return performance of the S&P MidCap 400 Index while maintaining a market level of risk.	Invests at least 80% of assets in securities of mid-capitalization companies included in the S&P MidCap 400 Index. As of December 31, 2006, the smallest company in the S&P MidCap 400 Index had a market capitalization of $495 million and the largest company had a market capitalization of $10.6 billion. May invest in derivatives. May invest in other investment companies, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, manager risk, mid-capitalization company risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus SmallCap Portfolio	Outperform the total return performance of the S&P SmallCap 600 Index while maintaining a market level of risk.	Invests at least 80% of assets in securities of small-capitalization companies included in the S&P SmallCap 600 Index and have a market capitalization of at least $1 billion. As of December 31, 2006, the smallest company in the S&P SmallCap 600 Index had a market capitalization of $66 million and the largest company had a market capitalization of $3.6 billion. May invest in derivatives. May invest in other investment companies, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, manager risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

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Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Invests at least 80% of assets in bonds, including, but not limited to, corporate, government and mortgage bonds which are rated investment grade. May invest a portion of assets in high-yield (high risk) debt securities, commonly known as "junk bonds". May also invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage- and asset-backed securities, options and futures contracts involving securities, securities indices, and interest rates. May engage in dollar-roll transactions and swap agreements. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Credit risk, derivatives risk, extension risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, prepayment or call risk, portfolio turnover risk, price volatility risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP International Equity Portfolio	Long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside the U.S.	Invests at least 80% of assets in equity securities. At least 65% will be invested in securities of companies of any size principally traded in three or more countries outside the U.S. These securities may include common stocks as well as securities convertible into common stock. May invest in derivatives, including futures. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Convertible securities risk, debt securities risk, derivatives risk, foreign investment risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP International Value Portfolio	Long-term capital appreciation.	Invests at least 65% of assets in equity securities of issuers located in a number of different countries outside of the U.S. Invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. Generally invests in common and preferred stocks, warrants and convertible securities. May invest in emerging markets countries. May invest in government debt securities of developed foreign countries. May invest up to 35% of assets in securities of U.S. issuers, including investment-grade government and corporate debt securities. May invest in derivative instruments, including futures, options and swaps. May invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Convertible securities risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, inability to sell securities risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP MidCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of assets in common stocks of mid-sized U.S. companies. Mid-sized companies are those with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index. The market capitalizations of companies in the Russell Midcap Growth Index ranged from $21.4 billion to $1.2 billion as of December 31, 2006. May also invest in derivative instruments and foreign securities. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, foreign investment risk, inability to sell securities risk, market trends risk, mid-capitalization company risk, other investment companies risk, price volatility risk and securities lending risk.

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DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
RISKS OF THE UNDERLYING FUNDS continued

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Money Market Portfolio	High current return, consistent with preservation of capital and liquidity through investment in high-quality money market investments.	Invests in high-quality, U.S. dollar denominated short-term debt securities. Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7 under the Investment Company Act of 1940, the Portfolio may invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. May invest more than 25% of its total assets in instruments issued by domestic banks and may significantly invest in securities issued by financial services companies. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Concentration in financial services sector risk, credit risk, foreign investment risk, interest rate risk, mortgage-related securities risk, other investment companies risk, prepayment and call risk, repurchase agreement risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING VP Real Estate Portfolio	Total return.	Invests at least 80% of assets in common and preferred stocks of U.S. real estate investment trusts and real estate companies. May invest in companies of any market capitalization; however, it will generally not invest in companies with market capitalization of less than $100 million. May invest in initial public offerings. The Portfolio is non-diversified.	Concentration risk, diversification risk, inability to sell securities, initial public offerings risk, manager risk, market trends risk, price volatility risk, real estate investment trusts risk, real estate risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Small Company Portfolio	Growth of capital.	Invests at least 80% of assets in common stocks of small-capitalization companies. Small-capitalization companies are those with market capitalizations that fall within the range of the S&P SmallCap 600 Index or the Russell 2000® Index or if not included in either index have market capitalizations between $66 million and $3.66 billion. As of December 31, 2006, the smallest company in the S&P SmallCap 600 Index had a market capitalization of $66 million and the largest company had a market capitalization of $3.5 billion. As of December 31, 2006, the smallest company in the Russell 2000® Index had a market capitalization of $68 million and the largest company had a market capitalization of $3 billion. May invest in foreign securities. May invest in derivative instruments. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, foreign investment risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP SmallCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of assets in commons tock of smaller, lesser-known U.S. companies. Smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index. The market capitalization of companies in the Russell 2000® Growth Index as of December 31, 2006 ranged from $68 million to $3.0 billion. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Inability to sell securities risk, market trends risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

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DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
RISKS OF THE UNDERLYING FUNDS continued

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Value Opportunity Portfolio	Growth of capital primarily through investment in a diversified portfolio of common stocks.	Invests at least 65% of assets in common stocks. May invest in companies of any size, although it tends to invest in the majority of its assets in companies with market capitalizations greater than $1 billion. Focuses on investing in securities of large companies which are included in the 500 largest U.S. companies as measured by total revenues, net assets, cash flow or earnings, or the 1,000 largest companies as measured by equity market capitalization. Equity securities include common stocks and American Depositary Receipts. May invest the remaining 35% of assets in other types of securities including foreign securities and securities of smaller companies. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Foreign investment risk, other investment companies risk, price volatility risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Wells Capital Management, Inc.	ING Wells Fargo Disciplined Value Portfolio	Long-term capital growth.	Prior to July 16, 2007, invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies found within the range of companies comprising the Russell Midcap® Value Index at the time of purchase. Effective July 16, 2007, Portfolio invests in companies that the sub-adviser believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. Generally invests in securities of mid-sized companies, but may also invest a portion of its assets in securities of small- and large-sized companies. May emphasize one or more particular sectors. May invest up to 25% of its assets in foreign securities.	Call risk, debt securities risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, sector risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Manager: ING Investments, LLC Sub-Adviser: Wells Capital Management, Inc.	ING Wells Fargo Small Cap Disciplined Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in the securities of small-capitalization companies (companies whose market capitalization is similar to that of companies in the Russell 2500(TM) Index at the time of purchase). The range of the Russell 2500(TM) Index was $68 million to $8.2 billion as of December 31, 2000. May invest in any sector, and at times, the sub-adviser may emphasize one or more particular sectors. May also invest up to 25% of its total assets in foreign securities	Equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, sector risk, securities lending risk, small-capitalization company risk and value investing risk.

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MORE INFORMATION ON RISKS

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending upon what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Solution Portfolios:

>  Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Solution Portfolios. Furthermore, DSL's allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in each Portfolio.

Assets will be allocated among asset classes and markets based on judgments made by DSL and the recommendations of the Consultant. There is a risk that a Portfolio may allocate assets to an asset class or market that underperforms other asset classes. For example, a Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

>  Performance of the Underlying Funds Will Vary

The performance of the Solution Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

>  Temporary Defensive Positions

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic, political or other conditions affect a Portfolio or an Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or an Underlying Fund's defensive investment position may not be effective in protecting its value.

>  Conflict of Interest

In making decisions on the allocation of the assets of the Solution Portfolios among the Underlying Funds, DSL is subject to several conflicts of interest because it serves as the investment adviser to the Solution Portfolios, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with DSL, while others do not. DSL also subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, DSL may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to DSL or an affiliate or may believe that an Underlying Fund may benefit from additional assets. Therefore, DSL may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than a Solution Portfolio.

DSL has informed the Board that it has developed an investment process using an investment committee to make sure that the Solution Portfolios are managed in the best interests of the shareholders of the Solution Portfolios. Nonetheless, investors bear the risk that the Adviser's allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held or the strategies used by the Underlying Funds, such as:

Asset Allocation Risk Certain of the Underlying Funds may allocate their investments between equity and fixed-income securities and among various segments of markets based on judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

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Asset Backed Securities Risk The principal on asset backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by a Portfolio will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage backed securities are issued in several classes with different levels of yield and credit protection. A Portfolio's investments in commercial mortgage backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Borrowing Risk An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost an Underlying Fund interest expense and other fees. The cost of borrowing may reduce an Underlying Fund's return.

Call Risk During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities Risk Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Concentration Risk When an Underlying Fund invests primarily in securities of companies in a particular market industry, the Underlying Fund may be subject to greater risks and market fluctuations than other funds that are more diversified by industry.

Concentration in Financial Services Sector Risk The risks of concentrating in investments in the financial services sector include credit risk, interest rate risk, and regulatory risk (the impact of state or federal legislation and regulations). In addition, to the extent an Underlying Fund concentrates in the banking industry, the risks described above may be greater.

Convertible securities risk The value of convertible securities may fall when interest rates rise and increase as interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk An Underlying Fund could lose money if a bond issuer is unable to make principal and interest payments when due. An Underlying Fund's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities may be more likely to have difficulty making timely payments of interest or principal. An Underlying Fund's investment in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities involve credit risk because certain obligations are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources rather than the full faith and credit of the U.S. Treasury.

Credit Derivatives Risk Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency Risk Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

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Debt Securities Risk The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipt Risk Certain Underlying Funds may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

Derivatives Risk Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk Each Portfolio may invest in Underlying Funds that are considered "non-diversified." A non-diversified fund may invest in securities of a fewer number of issuers than diversified funds, which increases the risk that its value could go down because of poor performance of a single investment or a small number of investments.

Emerging Growth Risk An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Underlying Fund's net asset value and the value of your investment.

Emerging Markets Risk Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate. Even investments in high quality or "blue chip" equity securities or securities of established companies with large market capitalization (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Extension Risk Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

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Foreign Investment Risk Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American Depositary Receipts ("ADRs"), European Depositary Receipt ("EDRs"), and Global Depositary Receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

Geographic Focus Risk Certain Underlying Funds may invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. If an Underlying Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An Underlying Fund's investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

Growth Investing Risk Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

Headline Risk To take advantage of an attractive valuation, an Underlying Fund may invest in a company when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual shareholder report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. There is a risk that the company's stock may never recover.

High-Yield, Lower-Grade Debt Securities Risk Because certain Underlying Funds can invest in securities rated below investment grade, their credit risks are greater than that of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or have fallen) below investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these securities may be less liquid, making it difficult for the Underlying Fund to sell them quickly at an acceptable price. These risks can reduce an Underlying Fund's share prices and the income it earns.

Inability to Sell Securities Risk Securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund.

Income Risk An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

Index Strategy Risk Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.

Industry Focus Risk To the extent that an Underlying Fund is emphasizing investments in a particular industry, its shares may fluctuate in response to events affecting that industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

Inflation-Indexed Bonds Risk Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Initial Public Offerings ("IPOs") Risk Certain Underlying Funds may invest in IPOs. IPOs may be more volatile than other securities. IPOs may have a magnified impact on a portfolio during the start-up phase when the Portfolio's asset base is relatively small. However, there

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is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

Interest Rate Risk The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment Style Risk Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well investor sentiment. An Underlying Fund may outperform or underperform other funds that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Investment by Funds-of-Funds Risk Each of the Underlying Funds' shares may be purchased by other investment companies, including the funds-of-funds. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Solution Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. DSL will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Underlying Funds and the the funds-of-funds as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act") or under the terms of an exemptive order granted by the SEC.

Investment Models Risk The proprietary models used by an Underlying Fund's Portfolio Manager to evaluate securities or securities markets are based on the Portfolio Manager's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Issuer Concentration Risk Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

Large Positions Risk An Underlying Fund may establish significant positions in companies which the Underlying Fund's Portfolio Manager has the greatest conviction. If the stock price of one or more of the companies should decrease, it would have a big impact on the Underlying Fund's net asset value. The Underlying Fund's returns may be more volatile than those of a less concentrated fund.

Leveraging Risk Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, an Underlying Fund will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Underlying Fund's securities.

Liquidity Risk Liquidity risk exists when particular investments are difficult to purchase or sell. An Underlying Fund's investments in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's investment objective. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced. The Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.

Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach

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may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

Market Capitalization Risk Stocks fall into three broad market capitalization categories—large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-capitalization companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have broader investment style.

Maturity Risk The value of a debt security may change from the time it is issued to when it matures. The longer the period to maturity, the greater the potential for price fluctuation.

Mid-Capitalization Company Risk Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgage sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Natural Resources Risk. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Other Investment Companies Risk The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide

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"circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, certain Underlying Funds may invest their assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING Money Market Fund will result in the Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Underlying Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Underlying Fund invests resulting from the Underlying Fund's investment into the ING Money Market Fund.

Over-the-Counter ("OTC") Investment Risk Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Portfolio Turnover Risk Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Prepayment or Call Risk Mortgage-backed and other debt securities are subject to prepayment risk, which is the risk that the issuer of a security can prepay the principal prior to the security's expected maturity. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when general interest rates rise. This can reduce the returns of an Underlying Fund because it will have to reinvest that money at the lower prevailing interest rates. Securities subject to prepayment risk, including the mortgage-related securities that an Underlying Fund buys, have greater potential for losses when interest rates rise than other types of debt securities.

The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Interest-only and principal-only "stripped" securities can be particularly volatile when interest rates change. If an Underlying Fund buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause an Underlying Fund to lose a portion of its principal investment represented by the premium the Underlying Fund paid.

Price Volatility Risk The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Risk Investments in issuers that are principally engaged in real estate, including Real Estate Investment Trusts ("REITs"), may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to securities market risk). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increase the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. REITs may also be affected by tax and regulatory requirements.

Real Estate Investment Trusts ("REITs") Risk Investing in REITs may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

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Repurchase Agreement Risk Repurchase agreements involve the repurchase by an Underlying Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, an Underlying Fund might incur a loss. If the seller declares bankruptcy, an Underlying Fund might not be able to sell the collateral at the desired time.

Restricted and Illiquid Securities Risk Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933, as amended (the "Securities Act") or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid and restricted securities investments involve the risk that the securities will not be able to be sold at the time desired.

Risk Arbitrage Securities and Distressed Companies Risk Certain Underlying Portfolios, and in particular the ING Franklin Mutual Shares Portfolio, may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the underlying Portfolio's manager believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger or other restructuring, tender or exchange offer proposed at the time an underlying fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the underlying fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Sector Allocation Risk An Underlying Fund's Portfolio Manager's expectations about the relative performance of the three principal sectors in which certain Underlying Fund's invest may be inaccurate and the Underlying Fund's returns might be less than other funds using similar strategies.

Sector Risk A sector is a group of selected industries, such as technology. When an Underlying Fund invests significant assets in the securities of issuers in one or more market sectors, volatility in a sector will have a greater impact on the Underlying Fund than it would on a fund that has securities representing a broader range of investments.

Securities Lending Risk An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund.

Small-Capitalization Company Risk Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, an Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile than stocks of larger companies.

Sovereign Debt Risk Certain Underlying Funds invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations Risk Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. An Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated effect.

U.S. Government Securities and Obligations Risk Some U.S. government securities are backed by the full faith and credit of the U.S. Government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes,

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bills and bonds, as well as indirect obligations such as the Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. Government. No assurance can be given that the U.S. Government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. Government have less credit risk.

Value Investing Risk Certain Underlying Funds invest in "value" stocks. An Underlying Fund's Portfolio Manager may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the Portfolio Manager believes are their full values. From time to time "value" investing falls out of favor with investors. During those periods, the Underlying Fund's relative performance may suffer.

Zero-Coupon Risk Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.

MANAGEMENT OF THE SOLUTION PORTFOLIOS

>  Adviser

DSL, a Delaware limited liability company, serves as the investment adviser to each of the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services to each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Solution Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

DSL is registered with the SEC as an investment adviser. DSL is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of March 31, 2007, DSL managed approximately $42.7 billion in registered investment company assets. The principal address of DSL is 151 Farmington Avenue, Hartford, Connecticut 06156.

DSL, subject to the supervision of the Board of Directors of the Company (each a "Director" and collectively, "Directors"), acts as a "manager-of-managers" for the Company, and oversees the Company's day-to-day operations. DSL may also recommend the appointment of additional or replacement sub-advisers to the Company's Directors. The Company and ILIAC, predecessor to DSL, have received exemptive relief from the SEC that permits DSL and the Company to add or terminate sub-advisers without shareholder approval. The Solution Portfolios pay an advisory fee equal to 0.10% of each Portfolio's daily net assets.

DSL is responsible for all of its own costs, including the costs of DSL's personnel required to carry out its investment advisory duties.

DSL, and not the Solution Portfolios, pays the Consultant a consulting fee equal to the following percentages based on each Portfolio's average daily net assets:

0.03% of the first $500 million

0.025% of the next $500 million

0.02% of the next $1 billion

0.01% of amounts over $2 billion.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Solution Portfolios' annual shareholder report to be dated December 31, 2007.

DSL may enter into participation or service agreements with insurance companies and third-party administrators under which it makes payments for administrative and other services provided to contract holders who have selected a Portfolio as an investment option under their Variable Contract or Qualified Plan. DSL has entered into service agreements with affiliated insurance companies, including: Reliastar Life Insurance Company; Reliastar Life of New York; Security Life of Denver Insurance Company; and ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company), under which the companies generally receive a fee up to an annual rate of 0.35%, computed based on assets attributable to contract holders and plan participants with interests in the Solution Portfolios through these insurers or third-party administrators, for administrative services provided to the Solution Portfolios. During the year ended December 31, 2006, ILIAC, predecessor to DSL, paid approximately $3,641 pursuant to such arrangements with these insurance companies.

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>  Investment Committee

An Investment Committee of DSL reviews the allocation of Portfolio assets. The Investment Committee considers the quarterly and annual recommendations of the Consultant, reviews their basis for arriving at these recommendations, and approves the asset allocations for the Portfolios.The Investment Committee is responsible for the day-to-day management of the Portfolios. No member of the Investment Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations. These members have been on the Investment Committee since the ING Solution Growth and Income Portfolio's and ING Solution Growth Portfolio's inception. William A. Evans and Stanley D. Vyner have been on the Investment Committee since ING Solution Income Portfolio's inception. Michael J. Roland has been on the Investment Committee since April 2007.

The members of the Investment Committee are: William A. Evans, Michael J. Roland and Stan Vyner.

William A. Evans, CFA, Vice President, USFS Mutual Funds and Investment Products, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors from 1997 to 2002.

Michael J. Roland has been Executive Vice President, ING Funds since 2002 and Executive Vice President, ING Investments, LLC, since 2001. Mr. Roland has been with ING since June of 1998 and has held various positions within ING relating to ING's mutual funds administration.

Stanley D. Vyner is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management.

The Statement of Additional Information ("SAI") provides additional information about each Investment Committee member's compensation, other accounts overseen by each Investment Committee member and each Investment Committee member's ownership of securities in the Solution Portfolios.

>  Information about the Consultant

The Consultant is an indirect, wholly-owned subsidiary of ING Groep and an affiliate of DSL. Founded in 1972, the Consultant has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The Consultant offers clients a fully integrated strategic and tactical asset allocation service. The Consultant provides a customizable approach which can meet the unique needs of their clients; investment policy planning, development and implementation support; active asset allocation, which seeks to add a correlated source of incremental return, as well as to tactically manage risk within a Portfolio; a systematic process which utilizes quantitative disciplines in support of the investment judgment of seasoned professionals; and a compelling value proposition with no hidden costs.

>  Portfolio Distribution

Each Portfolio is distributed by ING Funds Distributor ("IFD") a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investment brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

SHAREHOLDER INFORMATION

>  Classes of Shares

The Company offers three classes of shares of each ING Solution Growth and Income Portfolio and ING Solution Growth Portfolio and four classes of shares of ING Solution Income Portfolio, which are identical except for different expense variables, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only S Class and ADV Class shares are offered through this prospectus.

>  How ING Compensates Entities Offering Its Portfolios as Investment Options in Their Insurance Products or Retirement Plans

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Solution Portfolios' Adviser or Distributor (collectively, "ING"), out of its own resources and without additional cost to the Solution Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Solution Portfolios by those companies. The Solution Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These

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payments may also provide incentive for insurance companies to make the Solution Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Solution Portfolios is IFD. IFD has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Solution Portfolios by Variable Contract holders or plan sponsors. As of the date of this Prospectus, DSL has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Solution Portfolios. Additionally, if a Solution Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Solution Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Solution Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. None of the Solution Portfolios, the Adviser or the Distributor is a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

>  Net Asset Value

The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Solutions Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAVs of the Solution Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Solution Portfolios will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares.

When market quotations are not available or are deemed unreliable, the Portfolio Manager to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely could have changed by the time of close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are not current market value quotation; and

•  Securities that are restricted as to transfer or resale.

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Each Portfolio Manager to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Portfolio Manager makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Underlying Funds determine their NAV per share. Please refer to the prospectuses for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan buys shares of the Solution Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When the Solution Portfolios buys shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.

>  Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by Market Close. The Solution Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Solution Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

>  Purchase and Redemption of Shares

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Solution Portfolios also may be made available to custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Solution Portfolios and certain other management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plan, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the Solution Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Company's behalf.

The Solution Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans or other investors as permitted under the federal tax regulations revenue ruling or private letter ruling issued by the Internal Revenue Service. However, it is possible that the interests of owners of Variable Contracts, or other permitted investors, for which the Solution Portfolios serve as an investment option might at some time be in conflict because of differences in tax treatment or other considerations. The Solution Portfolios' Board directed DSL to monitor events to identify any material conflicts between Variable Contract owners and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Solution Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolio or Qualified Plan, an investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices.

The Solution Portfolios may discontinue sales to a Qualified Plan and require Plan participants with existing investments in the Solution Portfolios to redeem those investments if the plan loses (or in the opinion of DSL, is at risk of losing) its Qualified Plan status.

Each Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. DSL will monitor transactions by the fund-of-funds and will attempt to minimize any adverse effects on the Solution Portfolios as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

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>  Frequent Trading – Market Timing

The Solution Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Solution Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Solution Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Solution Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediary will be able to curtail frequent, short-term trading activity.

The Solution Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interests of the Solution Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of DSL or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Solution Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Solution Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Solution Portfolios' performance.

Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Fund based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund does not accurately value securities, short-term trading may dilute the value of portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Solution Portfolios that are followed by the financial intermediaries that use the Solution Portfolios and the monitoring by the Solution Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Solution Portfolios will occur. Moreover, decisions about allowing traders in the Solution Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interests of a Portfolio's shareholders.

>  Portfolio Holdings Disclosure Policy

A description of the Solution Portfolios' policies and procedures with respect to the disclosure of the Solutions Portfolios' securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a month-end basis and it is available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month. Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the next calendar month or until the Solution Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Solution Portfolios' website is located at www.ingfunds.com.

>  Dividends

Dividends from net investment income are declared and paid by each Portfolio at least annually. Over the course of the year, accrued and paid dividends will equal all or substantially all of each Portfolio's net investment income. Each Portfolio will also pay dividends from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of a Portfolio at the NAV of such shares on the payment date, unless a participating insurance company's

45

separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio's dividends may constitute a return of capital.

>  Tax Matters

Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its ordinary income and net realized capital gains. Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that the owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts. Contract owners should review the prospectus for their Variable Contracts for information regarding the tax consequences of purchasing a contract.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Solutions Portfolios. You should consult the prospectus for the Variable Contracts and your tax adviser for information regarding taxes applicable to the Variable Contracts.

>  Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders each year.

46

ING Partners, Inc.
Financial Highlights

The financial highlights tables are intended to help you understand the ING Solution Income Portfolio's financial performance for the period of its operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. This information has been derived from each Portfolio's Financial Statements that were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with each Portfolio's financial statements, are included in the annual shareholder report. The annual shareholder report is available upon request without charge by calling 1-800-262-3862.

Because ING Solution Growth and Income Portfolio and ING Solution Growth Portfolio had not commenced operations as of December 31, 2006 (the Portfolios' fiscal year end), audited financial highlights are not available.

Selected data for a share outstanding for each period:

	S Class
ING Solution Income Portfolio	Year Ended December 31, 2006	April 29, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.39	$10.02
Income from investment operations:
Net investment income	0.36 *	0.36 *
Net realized and unrealized gain on investments	0.40	0.01
Total from investment operations	0.76	0.37
Less distributions from:
Net investment income	0.02	—
Net realized gains on investments	0.00 **	—
Total distributions	0.02	—
Net asset value, end of period	$11.13	$10.39

Total return(2)	7.37%	3.69%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$54,634	$507
Ratio to average net assets:
Expenses(3)(4)	0.37%	0.37%
Net investment income(3)	3.28%	5.22%
Portfolio turnover rate	32%	21%

  (1)  Commencement of operations.

  (2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

  (3)  Annualized for periods less than one year.

  (4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

  *  Per share numbers have been calculated using average number of shares outstanding throughout the period.

  **  Amount represents less than $0.005 per share.

47

ING Partners, Inc.
Financial Highlights

Selected data for a share outstanding for each period:

	ADV Class
ING Solution Income Portfolio	Year Ended December 31, 2006	April 29, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.36	$10.02
Income (loss) from investment operations:
Net investment income	0.57 *	0.54 *
Net realized and unrealized gain (loss) on investments	0.17	(0.20)
Total from investment operations	0.74	0.34
Less distributions from:
Net investment income	0.02	—
Net realized gains on investments	0.00 **	—
Total distributions	0.02	—
Net asset value, end of period	$11.08	$10.36

Total Return(2)	7.21%	3.39%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$20,477	$188
Ratio to average net assets:
Expenses(3)(4)	0.62%	0.62%
Net investment income(3)	5.29%	7.93%
Portfolio turnover rate	32%	21%

  (1)  Commencement of operations.

  (2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

  (3)  Annualized for periods less than one year.

  (4)  Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

  *  Per share numbers have been calculated using average number of shares outstanding throughout the period.

  **  Amount represents less than $0.005 per share.

48

ING PARTNERS, INC.
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

For investors who want more information about the Company, the following documents are available free upon request:

•  Statement of Additional Information ("SAI"): The SAI, dated July 2, 2007, contains more detailed information about the Company and is incorporated by reference into (made legally a part of) this prospectus.

•  Annual/Semi-Annual Shareholder Reports: Additional information about the Solution Portfolios will be available in the Company's semi-annual shareholder report dated July 2, 2007. In the Company's annual shareholder report you will find a discussion of the market conditions and investment strategies that significantly affected the Company's performance during its last fiscal year.

For a free copy of the SAI or the Company's annual and semi-annual shareholder reports call 1-800-262-3862, write to ING Partners, Inc., at the address listed above or visit our website at www.ingfunds.com.

The SEC maintains an Internet website (http://www.sec.gov) that contains the Prospectus, SAI, material incorporated by reference, and other information about the Portfolios. You can also copy and review this information at the SEC's Public Reference Room in Washington, D.C., or you can obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, 100 F Street, N.E., Washington, D.C., 20549 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090.

Investment Company Act File No. 811-8319

ING PARTNERS, INC.

7337 East Doubletree Ranch Road

Scottsdale, Arizona  85258

(800) 992-0180

Statement of Additional Information

July 2, 2007

ING Solution Growth and Income Portfolio

ING Solution Growth Portfolio

ING Solution Income Portfolio

Adviser Class, Initial Class and Service Class

This Statement of Additional Information (“SAI”) related to the series listed above (each, a “Portfolio” and collectively, the “Solution Portfolios”) of ING Partners, Inc. (“Company”). A prospectus or prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) for the Solution Portfolios dated July 2, 2007, that provide the basic information you should know before investing in the Solution Portfolios, may be obtained without charge from the Solution Portfolios or the Solution Portfolios’ principal underwriter, ING Funds Distributor, LLC (“Funds Distributor” or “Distributor”), at the address written above. This SAI is not a prospectus, but is incorporated herein by reference and should be read in conjunction with the Prospectuses each dated July 2, 2007, which have been filed with the U.S. Securities and Exchange Commission (“SEC”). Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.

The information in the SAI expands on the information contained in the Prospectuses and any supplements thereto. ING Solution Income Portfolio’s financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder report dated December 31, 2006, are incorporated herein by reference. Copies of the Prospectuses and annual or semi-annual shareholder reports, when available, may be obtained upon request and without charge by contacting the Company at the address or phone number above.

Shares of the Solution Portfolios are sold to insurance company separate accounts, so that the Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”).  The Solution Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans (“Qualified Plans”), and any investment adviser to the Solution Portfolios in connection with the creation or management of the Solution Portfolios.  Shares of the Solution Portfolios are currently offered to Variable Contracts that are subsidiaries of ING Groep N.V.  For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectuses for the Adviser (“ADV”) Class, Initial (“I”) Class and Service (“S”) Class shares of the Solution Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in the SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Solution Portfolios’ securities and some investment techniques.  Some of the Solution Portfolios’ investment techniques are described only in the Prospectuses and are not repeated herein.  Unless otherwise noted, a Portfolio or Underlying Fund may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectuses or this SAI that the investment adviser or a sub-adviser reasonably believes is compatible with the investment objectives and policies of that Portfolio or Underlying Fund.  Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses. Terms not defined herein have the meanings given to them in the Prospectuses.

HISTORY OF THE COMPANY

The Company is a Maryland corporation and commenced operations on November 28, 1997.  The Company changed its name from Portfolio Partners, Inc. to ING Partners, Inc. effective May 1, 2002.

The Company is an open-end, diversified management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions.  The Company currently has authorized 38 Portfolios; however, not all of the portfolios are offered in this SAI.  The following Portfolios are described in this SAI:  ING Solution Growth and Income Portfolio, ING Solution Growth Portfolio and ING Solution Income Portfolio.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Portfolio’s  outstanding voting securities as defined by the 1940 Act as  the lesser of: (i) 67% or more of that Portfolio’s voting securities present at a shareholders’ meeting if the holders of more than 50% of the shares of that Portfolio’s outstanding voting securities are present in person or by proxy; or (ii) more than 50% of that Portfolio’s  outstanding voting securities.

As a matter of fundamental policy, no Portfolio will:

1.  With respect to 75% of the Portfolio’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if as a result: (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer; or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

2.  “Concentrate” its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to a Portfolio’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collaterized by securities issued by the U.S. government, its agencies or instrumentalities).

3.  Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder.

4.  Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans.

5.  Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by a Portfolio for its portfolio, a Portfolio may be deemed to be an underwriter under applicable law.

6.  Purchase or sell real estate, except that a Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

7.   Issue any senior security (as defined in the 1940 Act), except that: (i) a Portfolio may enter into commitments to purchase securities in accordance with a Portfolio’s investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) a Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase of sale of futures contracts and related options shall not be considered to involve the issuance of senior securities.

8.  Purchase physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

DESCRIPTION OF VARIOUS SECURITIES AND INVESTMENT POLICIES AND PRACTICES

The Solution Portfolios normally invest all of their assets in shares of other ING Funds (“Underlying Funds”), as described in the Prospectuses. The investment techniques described below may be pursued directly by the Underlying Funds. As a general matter, the Solution Portfolios do not invest directly in securities. However, the Solution Portfolios are subject to the risks described below indirectly through their investment in the Underlying Funds.

Investment Policies and Practices

U.S. Government Securities - The Underlying Funds may purchase securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as “instrumentalities”.  The obligations of U.S. government agencies or instrumentalities in which an Underlying Fund may invest may or may not be guaranteed or supported by the “full faith and credit” of the United States.  Full faith and credit means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security.  If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment.  The owner might be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.  The Underlying Funds will invest in securities of U.S. government agencies or instrumentalities only if the Underlying Fund’s sub-adviser is satisfied that the credit risk with respect to such instrumentality is minimal.

The Underlying Funds also may invest in U.S. Treasury obligations, obligations issued or guaranteed by U.S. government agencies.  U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds, and are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal.  Obligations issued or guaranteed by U.S. government agencies include direct obligations and mortgage-related securities that have different levels of credit support from the government.  Some are supported by full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called “Ginnie Maes”), some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds (“Fannie Maes”), others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations (“Freddie Macs”).

Municipal Securities – Certain Underlying Funds may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities.  Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issue at the time of issuance, is exempt from federal income tax (“Municipal Bonds”).  Municipal Bonds share the attributes of debt/fixed-income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  Municipal Bonds are subject to credit and market risk.  Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.
Municipal Lease Obligations – Certain Underlying Funds may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities.  Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation.  International may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority.  However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year.  Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.  In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

An Underlying Fund may attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria:  (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the Underlying Fund’s investment adviser or sub-adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the Underlying Fund’s sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Custodial Receipts and Trust Certificates - Certain Underlying Funds may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATs”). In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

Custodial receipts may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities, municipal securities or other types of securities in which the Underlying Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuers of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain Underlying Funds also may invest in separately issued interests in custodial receipts and trust certificates. Although under the terms of a custodial receipt the Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments by the Underlying Funds are based on the opinion of counsel to the sponsors of the instruments.

Banking Industry And Savings Industry Obligations - Certain Underlying Funds may invest in: (1) certificates of deposit, time deposits, bankers’ acceptances and other short-term debt obligations issued by commercial banks; and (2) certificates of deposit, time deposits and other short-term debt obligations issued by savings and loan associations (“S&Ls”). Certain Underlying Funds also may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and others may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See “Foreign Securities” discussion in this SAI for further information regarding risks attendant with investment in foreign securities.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. An Underlying Fund will not invest in fixed-time deposits: (1) which are not subject to prepayment; or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Underlying Fund, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven (7) days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

Loan Participations— Certain Underlying Funds may invest in loan participations, subject to the Underlying Fund’s limitation on investments in illiquid investments.  A loan participation is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyers participation interest bears to the total principal amount of the loan.  No more than 5% of an Underlying Fund’s net assets may be invested in loan participations with the same borrower.  The issuing financial institution may have no obligation to an Underlying Fund other than to pay such Underlying Fund the proportionate amount of the principal and interest payments it receives.

Loan participations are primarily dependent on the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan.  There is a risk that a borrower may have difficulty making payments.  If a borrower fails to pay scheduled interest or principal payments, an Underlying Fund could experience a reduction in its income.  The value of that loan participation might also decline.  If the issuing financial institution fails to perform its obligation under the participation agreement, the Underlying Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

Certain Underlying Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured.  Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  The Underlying Funds may participate in such syndications, or can buy part of a loan, becoming a part lender.  When purchasing loan participations, an Underlying Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.  The participation interests in which an Underlying Fund intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders.  The agent bank administers the terms of the loan, as specified in the loan agreement.  In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement.  Unless, under the terms of the loan or other indebtedness, an Underlying Fund has direct recourse against the corporate borrower, the Underlying Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent.  A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness.  However, if assets held by the agent bank for the benefit of an Underlying Fund were determined to be subject to the claims of the agent bank’s general creditors, the Underlying Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.  In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest.  If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, the Underlying Fund’s share price and yield could be adversely affected.  Loans that are fully secured offer an Underlying Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal.  However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

Certain Underlying Funds may invest in loan participations with credit quality comparable to that of issuers of its securities investments.  Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative.  Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed.  Consequently, when investing in indebtedness of companies with poor credit, an Underlying Fund bears a substantial risk of losing the entire amount invested.

Each Underlying Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see “Investment Restrictions”).  For purposes of these limits, an Underlying Fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the Underlying Fund.  In the case of loan participations where a bank or other lending institution serves as a financial intermediary between an Underlying Fund and the corporate borrower, if the participation does not shift to the Underlying Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Underlying Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purposes of determining whether the Underlying Fund has invested more than 5% of its total assets in a single issuer.  Treating a financial intermediary as an issuer of indebtedness may restrict an Underlying Funds’ ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale.  In some cases, negotiations involved in disposing of indebtedness may require weeks to complete.  Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Underlying Fund’s sub-adviser believes to be a fair price.  In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining an Underlying Fund’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Underlying Fund’s daily share price.  At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid.  As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve.  In addition, the Underlying Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Underlying Funds’ limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Company’s investment restriction relating to the lending of portfolios or assets by an Underlying Fund.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Underlying Funds.  For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.  In addition, it is conceivable that under emerging legal theories of lender liability, an Underlying Fund could be held liable as co-lender.  It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.  In the absence of definitive regulatory guidance, the Underlying Funds rely on research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Underlying Funds.

Delayed Funding Loans and Revolving Credit Facilities - Certain Underlying Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Underlying Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Underlying Fund is committed to advancing additional funds, it will at all times segregate assets, determined to be liquid by the Underlying Fund’s sub-adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments. Certain Underlying Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Underlying Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Underlying Fund will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Underlying Fund’s limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Underlying Fund’s investment restriction relating to the lending of funds or assets.

To Be Announced (“TBA”) Sale Commitments - TBAs involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. An Underlying Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Underlying Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

“When-Issued” Securities - The Underlying Funds may purchase securities on a “when-issued” or on a “forward delivery” basis. When an Underlying Fund commits to purchase a security on a “when-issued” or on a “forward delivery” basis, it will set up procedures consistent with the applicable interpretations of the SEC concerning such purchases.  Since that policy currently recommends that an amount of an Underlying Fund’s assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, an Underlying Fund will always have cash, short-term money market instruments or other liquid securities sufficient to fulfill any commitments or to limit any potential risk. However, although such purchases will not be made for speculative purposes and SEC policies will be adhered to, purchases of securities on such bases may involve more risk than other types of purchases.  For example, an Underlying Fund may have to sell assets which have been set aside in order to meet redemptions. Also, if an Underlying Fund determines it is necessary to sell the “when-issued” or “forward delivery” securities before delivery, it may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made. When the time comes to pay for “when-issued” or “forward delivery” securities, an Underlying Fund will meet its obligations from the then-available cash flow on the sale of securities, or, although it would not normally expect to do so, from the sale of the “when-issued” or “forward delivery” securities themselves (which may have a value greater or less than an Underlying Fund’s payment obligation).

Securities Lending - Each Underlying Fund may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described below.  Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially.  Any portfolio securities purchased with cash collateral would also be subject to possible depreciation.  An Underlying Fund that loans portfolio securities would continue to accrue interest on the securities loaned and would also earn income on the loans.  An Underlying Fund will not have the right to vote any securities having voting rights during the existence of the loan, but an Underlying Fund may call the loan in anticipation of an important vote to be taken by the holders of the securities or the giving or withholding of their consent on a material matter affecting the investment.  Any cash collateral received by an Underlying Fund would be invested in high quality, short-term money market instruments.  The Underlying Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by an Underlying Fund represent not more than one-third of the value of its total assets.

Common Stock and Other Equity Securities - Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives an Underlying Fund the right to vote on measures affecting the company’s organization and operations.

The Underlying Funds may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for an Underlying Fund, the Underlying Fund’s sub-adviser will generally invest the Underlying Fund’s assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

Preferred Securities - The Underlying Funds may invest in preferred securities.  Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of preferred stock or the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock.  Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer’s board of directors or increase their existing board representation.  In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

Convertible Securities - Convertible securities include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common or preferred stock of the issuer.  As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline.  Before conversion, convertible securities have characteristics similar to non-convertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.  As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock.  Convertible securities rank senior to common stocks in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock.  In evaluating a convertible security, each Underlying Fund’s sub-adviser will give primary emphasis to the attractiveness of the underlying common stock.

The Underlying Funds may invest in “synthetic” convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Corporate Debt Securities - Certain Underling Funds may invest in corporate debt securities. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Underlying Fund will not accrue any income on these securities prior to delivery. The Underlying Fund will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

Moody’s Investors Service (“Moody’s”) or Standard & Poor’s (“S&P”) do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Underlying Fund’s sub-adviser of the Underlying Fund.

Corporate Asset-Backed Securities - Certain Underlying Funds may invest in corporate asset-backed securities.  These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities’ weighted average life and may lower their return.

Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of credit support could adversely affect the return on an investment in such a security.  Privately-issued asset-backed securities will not be treated as constituting a single, separate industry.

High-Yield Bonds – Certain Underlying Funds may invest in high yield bonds. “High-Yield Bonds” (commonly referred to as “junk bonds”), are bonds rated lower than Baa3 by Moody’s or BBB- by Standard & Poor’s, or, if not rated by Moody’s or Standard & Poor’s, of equivalent quality.  In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high-yield bonds before investing in a Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

Investment in high-yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities.  High-yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  Many of the outstanding high- yield bonds have not endured a lengthy business recession.  A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high-yield market.  Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high-yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Underlying Fund were investing in higher quality bonds.

High-yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds.  The prices of high-yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of high-yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Underlying Fund may incur additional expenses to seek recovery.  In the case of high-yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.  There are also special tax considerations associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high-yield bonds are traded may be less liquid than the market for higher-grade bonds.  Less liquidity in the secondary trading market could adversely affect the price, at which an

Underlying Fund could sell a high-yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Underlying Fund’s shares.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thinly traded market.  When secondary markets for high-yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high-yield bonds.  For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high- yield bonds.  Also, credit rating agencies may fail to reflect subsequent events.

Inflation-Indexed Bonds – Certain Underlying Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.  If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds.  Short-term increases in inflation may lead to a decline in value.  Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the portfolio’s gross income.  Due to original issue discount, the portfolio may be required to make annual distributions to shareholders that exceed the cash received, which may cause the portfolio to liquidate certain investments when it is not advantageous to do so.  Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

Corporate Reorganizations - Certain Underlying Funds may purchase indebtedness and participations, secured and unsecured, of debtor companies in reorganization or financial restructuring.  Such indebtedness may be in the form of loans, notes, bonds or debentures.  In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal.  The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated.  These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superceded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of an Underlying Fund’s sub-adviser that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress.

Repurchase Agreements— The Underlying Funds may enter into repurchase agreements with sellers that are member firms (or subsidiaries thereof) of the New York Stock Exchange, members of the Federal Reserve System, recognized primary U.S. government securities dealers or institutions which the Underlying Fund’s sub-adviser has determined to be of comparable creditworthiness. The securities that an Underlying Fund purchases and holds through its agent are U.S. government securities, the values, including accrued interest, of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to an Underlying Fund, or the purchase and repurchase prices may be same, with interest at a standard rate due to the Underlying Fund together with the repurchase price on repurchase. In either case, the income to an Underlying Fund is unrelated to the interest rate on the U.S. government securities.

The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, an Underlying Fund will have the right to liquidate the securities. If, at the time an Underlying Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order. The Underlying Fund’s exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Underlying Fund. The Company has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, an Underlying Fund only enters into repurchase agreements after its sub-adviser has determined that the seller is creditworthy, and the sub-adviser monitors the seller’s creditworthiness on an ongoing basis. Moreover, under such agreements, the value, including accrued interest, of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Underlying Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

Reverse Repurchase Agreements - Certain Underlying Funds may borrow money by entering into transactions called reverse repurchase agreements.  Under these arrangements, the Underlying Fund will sell portfolio securities to dealers in U.S. government securities or members of the Federal Reserve System, with an agreement to repurchase the security on an agreed date, price, and interest payment.  Reverse repurchase agreements involve the possible risk that the value of portfolio securities the Underlying Fund relinquishes may decline below the price the Underlying Fund must pay when the transaction closes.  Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of the Underlying Fund’s outstanding shares.  Reverse repurchase agreements are considered to be borrowings under the 1940 Act. To the extent an Underlying Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined to be liquid, equal in value to the amount of the Underlying Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Underlying Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Underlying Fund.

Mortgage Dollar-Roll Transactions - Certain Underlying Funds may engage in mortgage dollar-roll transactions.  A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects.  In a “dollar roll” transaction an Underlying Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price.  A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which an Underlying Fund pledges a mortgage-related security to a dealer to obtain cash.  Unlike in the case of reverse repurchase agreements, the dealer with which an Underlying Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Underlying Fund, but only securities which are “substantially identical.”  To be considered “substantially identical,” the securities returned to an Underlying Fund generally must:  (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

An Underlying Fund’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Underlying Fund.  As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Underlying Fund’s restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to an Underlying Fund’s overall limitations on investments in illiquid securities.

Segregated Accounts - When an Underlying Fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or earmark on its records) cash or liquid securities, marked to market daily, in an amount at least equal to the Underlying Fund’s obligation or commitment under such transactions.  Segregated accounts also may be required in connection with certain transactions involving derivative instruments such as options or futures.

Floating and Variable Rate Instruments - Certain Underlying Funds may invest in floating rate and variable rate obligations.  Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices and at specified intervals.  Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.  Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.  An Underlying Fund’s sub-adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.  Some of the demand instruments are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or a third party providing credit support. If a demand instrument is not traded in the secondary market, each Underlying Fund will nonetheless treat the instrument as “readily marketable” for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days, in which case the instrument will be characterized as “not readily marketable” and therefore illiquid.  In the event that and issuer of such instruments were to default on its payment obligations, an Underlying Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Illiquid Securities – Certain Underlying Funds may invest in illiquid securities. Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when an Underlying Fund’s sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of an Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Underlying Fund could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between an Underlying Fund’s decision to dispose of these securities and the time when an Underlying Fund is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Underlying Fund’s Board of Directors/Trustees.

Restricted Securities - Certain Underlying Funds also may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) (“restricted securities”), including those that can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act (“Rule 144A securities”). An Underlying Fund’s Board of Directors/Trustees, based upon information and recommendations provided by the sub-adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. This investment practice could have the effect of decreasing the level of liquidity in an Underlying Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held by the Underlying Fund. Subject to an Underlying Fund’s limitations on investments in illiquid investments and subject to the diversification requirements of the Code, an Underlying Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Underlying Funds’ inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of Qualified Institutional Buyers (“QIBs”). Some Rule 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other Rule 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to “QIBs.” Nonetheless, a small market exists for trading Rule 144A securities. An Underlying Fund may not be able to sell these securities when its sub-adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Borrowing - Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on an Underlying Fund’s net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Underlying Fund’s shares. In the event that an Underlying Fund borrows, the Underlying Fund may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to the Underlying Fund’s borrowing limitations to the extent that the Underlying Fund establishes and maintains liquid assets in a segregated account with the Trust’s custodian (or earmark liquid assets on its records) equal to the Underlying Fund’s obligations under the when-issued or delayed delivery arrangement.

Lending of Portfolio Securities - In order to generate additional income, certain Underlying Funds may lend portfolio securities to broker-dealers, major banks or other recognized domestic institutional borrowers of securities.  No lending may be made with any companies affiliated with the Investment Adviser.  These loans earn income for the Underlying Funds and are collateralized by cash, securities or letters of credit.  The Underlying Funds might experience a loss if its financial institution defaults on the loan.

The borrower at all times during the loan must maintain with the Underlying Funds cash or cash equivalent collateral or provide to the Underlying Funds an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned.  During the time portfolio securities are on loan, the borrower pays the Underlying Funds any interest paid on such securities, and the Underlying Funds may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit.  Loans are subject to termination at the option of the Underlying Funds or the borrower at any time.  The Underlying Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Portfolio Hedging - Hedging against changes in financial markets, currency rates and interest rates may be utilized.  One form of hedging is with “derivatives.”  Derivatives (as described above) are instruments whose value is linked to, or derived from, another instrument, like an index or commodity.  Hedging transactions involve certain risks.  There can be no assurances that an Underlying Fund will be employing a hedging transaction at any given time, or that any hedging transaction actually used will be successful.  Although an Underlying Fund may benefit from hedging, unanticipated changes in interest rates or securities prices may result in greater losses for the Underlying Fund than if it did not hedge.  If the Underlying Fund does not correctly predict a hedge, it may lose money.  In addition, each Underlying Fund pays commissions and other costs in connection with hedging transactions.

Risks Associated With Hedging Transactions.

Hedging transactions have special risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, to the extent the Underlying Fund’s sub-adviser’s view as to certain market movements is incorrect, the risk that the use of hedging transaction could result in losses greater than if it had not been used.  Use of call options could result in losses to the Underlying Fund, force the sale or purchase of portfolio securities at inopportune times or for prices lower than current market values, or cause the Underlying Fund to hold a security it might otherwise sell.  Currency hedging involves some of the same risks and considerations as other transactions with similar instruments.  Currency transactions can result in losses to the Underlying Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated.  Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Underlying Fund is engaging in portfolio hedging.  Currency transactions are also subject to risks different from those of other portfolio transactions.  Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency and manipulations or exchange restrictions imposed by governments.  These forms of governmental action can result in losses to the Underlying Funds if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, the Underlying Funds pays commissions and other costs in connection with such investments.  Losses resulting from the use of hedging transactions will reduce the Underlying Fund’s net asset value, and possibly income, and the losses can be greater than if hedging transactions had not been used.

Risks of Hedging Transactions Outside the United States

When conducted outside the U.S., hedging transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and will be subject to the risk of government actions affecting trading in, or the price of, foreign securities, currencies and other instruments.  The value of positions taken as part of non-U.S. hedging transactions also could be adversely affected by: (1) other complex foreign political, legal and economic factors; (2) lesser availability of data on which to make trading decisions than in the U.S.; (3) delays in the Underlying Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the U.S.; (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S.; and (5) lower trading volume and liquidity.

One form of hedging that may be utilized by certain of the Underlying Funds is to make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) because new issues of securities typically offered to investors, such as the Underlying Funds, on that basis.  Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.   This risk is in addition to the risk of decline in the value of the Underlying Fund’s other assets.  Although the Underlying Funds will enter into such contracts with the intention of acquiring securities, the Underlying Funds may dispose of a commitment prior to the settlement if the Investment Adviser deems it appropriate to do so.  The Underlying Funds may realize short-term profits or losses upon the sale of forward commitments.

Real Estate Investment Trusts (“REITs”) - Certain Underlying Funds may invest in shares of REITs.  REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Like regulated investment companies such as the Portfolios, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code of 1986 (“Code”).  An Underlying Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by an Underlying Fund.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects.  REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act.  REITs (especially mortgage REITs) are also subject to interest rate risks.

Initial Public Offerings (“IPOs”) – Certain Underlying Funds may invest in IPOs. IPOs occur when a company first offers its securities to the public.  Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter, due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information.  As a result of this or other factors, the Underlying Fund’s sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios.  Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Underlying Funds’ shareholders.  In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Underlying Funds’ performance when the Underlying Funds’ asset bases are small.  Consequently, IPOs may constitute a significant portion of the Underlying Funds’ returns particularly when the Underlying Funds are small.  Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Underlying Funds’ assets as it increases in size and therefore have a more limited effect on the Underlying Funds’ performance in the future.

There can be no assurance that IPOs will continue to be available for the Underlying Funds to purchase.  The number or quality of IPOs available for purchase by the Underlying Funds may vary, or entirely disappear.  In some cases, the Underlying Funds may not be able to purchase IPOs at the offering price, but may purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.

Small Companies - Certain Underlying Funds may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and an Underlying Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of an Underlying Fund to dispose of such securities may be greatly limited, and an Underlying Fund may have to continue to hold such securities during periods when its manager would otherwise have sold the security. It is possible that an Underlying Fund’s manager or an affiliate or client of an Underlying Fund’s manager may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms or at more favorable prices, than the Underlying Fund which it manages.

Unseasoned Companies - Certain Underlying Funds may invest in companies (including predecessors) which have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Private Funds - Certain Underlying Funds may invest in U.S. or foreign private limited partnerships or other investment funds (“Private Funds”). Investments in Private Funds may be highly speculative and volatile. Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, the Underlying Fund’s ability to invest in them will be limited. In addition, shareholders of the Underlying Fund will remain subject to the Underlying Fund’s expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Underlying Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the entire investment in the Private Fund.

Strategic Transactions - Certain Underlying Funds may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or to seek potentially higher returns. Utilizing these investment strategies, the Underlying Fund may purchase and sell, to the extent not otherwise limited or restricted for such Underlying Funds, exchange-listed and over-the-counter put and call on securities, equity and fixed-income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called “Strategic Transactions”).

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Funds resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the Commodity Futures Trading Commission (“CFTC’). Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Underlying Fund to utilize these Strategic Transactions successfully will depend on the Underlying Fund’s sub-adviser’s ability to predict, which cannot be assured, pertinent market movements. The Underlying Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

Special Situations - A special situation arises when, in the opinion of an Underlying Fund’s sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Foreign Equity Securities - Certain Underlying Funds may invest in equity securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”), which are described below. Some Underlying Funds may invest in foreign branches of commercial banks and foreign banks. See the “Banking Industry and Savings Industry Obligations” discussion in this SAI for further description of these securities.

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Changes in foreign currency exchange rates may affect the value of securities in an Underlying Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the United States. An Underlying Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by the Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an Underlying Fund’s investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Fund’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Equity Debt Securities Issued or Guaranteed by Supranational Organizations - Certain Underlying Funds may invest assets in equity and/or debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Foreign Currency Transactions - Certain Underlying Funds that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Underlying Funds may enter into foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

Forward Currency Contracts - Certain Underlying Funds may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an

Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency. An Underlying Fund may engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. An Underlying Fund might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to “lock in” the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

The Underlying Funds may enter into forward foreign currency contracts in two circumstances. When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Underlying Fund may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Underlying Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when an Underlying Fund’s sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Underlying Fund’s securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

None of the Underlying Funds will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund’s securities or other assets denominated in that currency, unless the Underlying Fund covers the excess with sufficient segregated assets. At the maturity of a forward contract, an Underlying Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Underlying Fund is obligated to deliver. If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Underlying Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Underlying Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out a forward currency position, and in such an event, the Underlying Fund might not be able to effect a closing purchase transaction at any particular time. In addition, an Underlying Fund entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

Foreign Debt Securities, Brady Bonds— Certain Underlying Funds may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see “Bank Obligations”) and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.  Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that the Underlying Fund’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt-restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”).  Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market.  Brady Bonds are not considered to be U.S. government securities.  U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds.  Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.  Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized.  Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders.  A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.  There can be no assurance that Brady Bonds in which the Underlying Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Underlying Fund to suffer a loss of interest or principal on any of its holdings.

Investment in sovereign debt can involve a high degree of risk.  The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt.  A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject.  Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt.  The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner.  Consequently, governmental entities may default on their sovereign debt.  Holders of sovereign debt (including the Underlying Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities.  There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The Underlying Fund’s investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income.  This difference may cause a portion of the Fund’s income distributions to constitute returns of capital for tax purposes or require the Underlying Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

Principal Exchange Rate Linked Securities (“PERLsSM”) - Certain Underlying Funds may invest in PERLsSM. PERLsSM  are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time.  The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.  Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).  Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper - Certain Underlying Funds may invest in performance indexed paper.  Performance indexed paper (“PIPsSM”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements.  The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity).  The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Depositary Receipts - Certain Underlying Funds may invest in American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) and other securities representing interests in securities of foreign companies (collectively, “Depository Receipts”).  ADRs, which are certificates issued by a U.S. depository (usually a bank) that represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security.  An unsponsored ADR may be issued by any number of U.S. depositories.  Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.  The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities.  An Underlying Fund may invest in either type of ADR.  Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties.  An Underlying Fund may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country.  Simultaneously, the ADR agents create a certificate that settles at the Underlying Fund’s custodian in five days.  An Underlying Fund may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer.  Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security.  ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency.  ADRs will be considered to be denominated in U.S. dollars and not treated as “foreign securities” for purposes of the limitations on such investments.

EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

Passive Foreign Investment Companies (“PFICs”) - Certain Underlying Funds may invest in PFICs.  Some foreign countries limit or prohibit all direct foreign investment in the securities of their companies.  However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities.  The Underlying Funds are subject to certain percentage limits under the 1940 Act and certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Underlying Fund’s assets may be invested in such securities.

Other Investment Companies – Certain Underlying Funds may invest in other investment companies. An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When an Underlying Fund invests in other investment companies, shareholders of the Underlying Fund bear their proportionate share of the underlying investment companies fees and expenses.

Exchange-Traded Funds (“ETFs”) – An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF’s underlying securities. Additionally, if the Underlying Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Underlying Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, when an Underlying Fund invests in ETFs, shareholders of the Underlying Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Holding Company Depositary Receipts (“HOLDRs”) – HOLDRs are trust-issued receipts that represent an Underlying Fund’s beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, an Underlying Fund’s investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

Index-Related Securities (“Equity Equivalents”) – Certain Underlying Funds are permitted to invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index.  Such Equity Equivalents include, among others, DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or Standard & Poor’s Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the S&P 500 Index), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country’s stocks), and the Nasdaq-100 Trust (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on The Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.

Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for Underlying Fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying the Underlying Fund’s assets across a broad range of equity securities.

To the extent the Underlying Fund invests in securities of other investment companies, Underlying Fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation.  These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, shareholders of the Underlying Fund may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, the Underlying Fund’s investments in such investment companies are subject to limitations under the 1940 Act and market availability.

The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of the Underlying Fund.

Senior Loans - Certain Underlying Funds may invest in investment companies that invest primarily in interests in variable or floating rate loans or notes. Senior Loans in most circumstances are fully collateralized by assets of a corporation, partnership, limited liability company or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower.  Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors and preferred or common stockholders.

Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements.  The value of an Underlying Fund’s assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

Senior Loans usually include restrictive covenants which must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower.  Senior Loans, unlike certain bonds, usually do not have call protection.  This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower.  Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

Credit Risk.  Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any nationally recognized rating service.  Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments.  Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment grade.  However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of its dividends.  In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

Collateral.  Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets.  In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates.  The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loan.  In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be under collateralized.

Limited Secondary Market.  Although it is growing, the secondary market for Senior Loans is currently limited.  There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market.  Accordingly, Senior Loans may be illiquid.  In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment.  These consent requirements may delay or impede a Portfolio’s ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans.  Market quotations may not be available and valuation may require more research than for liquid securities.  In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

Hybrid Loans.  The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized (“Hybrid Loans”). With Hybrid Loans, an Underlying Fund may not possess a senior claim to all of the collateral securing the Hybrid Loan.  Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios.  As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield.  Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished.  As a result, the lenders’ interests may not be represented as significantly as in the case of a conventional Senior Loan.  In addition, because an investment company’s security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

Subordinated and Unsecured Loans.  Certain investment companies may invest in subordinated and unsecured loans.  The primary risk arising from a holder’s subordination is the potential loss in the event of default by the issuer of the loans.  Subordinated loans in insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower’s assets are insufficient to meet its obligations to its creditors.  Unsecured loans are not secured by any specific collateral of the borrower.  They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

Warrants - Certain Underlying Funds may acquire warrants.  Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

Foreign Currency Warrants - Foreign currency warrants such as Currency Exchange Warrants(SM) (“CEWs(SM)”) are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant.  Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the European euro.  The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.  The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.  Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. Generally, the initial public offering price of foreign currency warrants is considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Zero Coupon, Deferred Interest and PIK Bonds - Fixed-income securities that the Underlying Funds may invest in include zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind (“PIK bonds”).  Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value.  The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance.  While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins.  PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.  Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.  Such investments may experience greater volatility in market value than debt obligations that make regular payments of interest.  An Underlying Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Underlying Fund’s distribution obligations.

Short-term Corporate Debt Securities and Commercial Paper - Certain Underlying Funds may invest in short-term corporate debt securities and commercial paper.  Short-term corporate debt securities are outstanding, nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity.  Corporate notes may have fixed, variable or floating rates.  Commercial Paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.

Collateralized Debt Obligations - Certain Underlying Funds may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.  CBOs and CLOs are types of asset-backed securities.  A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities.  A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield.  The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances.  Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade.  Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests.  Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws.  As a result, investments in CDOs may be characterized by the Underlying Fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions.  In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Company’s prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but are not limited to:  (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Structured Securities - Certain Underlying Funds may invest in structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

Lower Rated Fixed-Income Securities - Certain Underlying Funds may invest in lower rated fixed-income securities rated Baa by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by Standard & Poor’s Ratings Group (“S&P”) or by Fitch IBCA, Investors Service (“Fitch”) and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed-income securities.

Certain Underlying Funds may also invest in high-yield, below investment grade fixed-income securities, which are rated Ba or lower by Moody’s or BB or lower by S&P or by Fitch, or, if unrated, of comparable quality.  No minimum rating standard is required by the Underlying Funds.  These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories and because yields vary over time, no specific level of income can ever be assured.  High-yield, below investment grade, fixed-income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market’s perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed-income securities are also affected by changes in interest rates).  In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.  The prices for these securities may be affected by legislative and regulatory developments.  The market for these lower rated fixed-income securities may be less liquid than the market for investment grade fixed-income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market’s perception of their credit quality.  Therefore, the Underlying Fund’s sub-adviser’s judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed-income securities, and it also may be more difficult during times of certain adverse market conditions to sell these lower rated securities to meet redemption requests or to respond to changes in the market.  For a description of the rating categories described above, see the attached Appendix A.

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders.  Such securities may present risks based on payment expectations.  Although an Underlying Fund would typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a “call option” and redeems the security during a time of declining interest rates, an Underlying Fund may receive a capital loss on its investment if the security was purchased at a premium and an Underlying Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Underlying Fund.

While an Underlying Fund’s sub-adviser may refer to ratings issued by established credit rating agencies, it is not the Underlying Funds’ policy to rely exclusively on ratings issued by these rating agencies, but rather to supplement such ratings with the Underlying Fund’s sub-adviser’s own independent and ongoing review of credit quality. To the extent an Underlying Fund invests in these lower rated securities, the achievement of its investment objective may be more dependent on the Underlying Fund’s sub-adviser’s own credit analysis than in the case of a fund investing in higher quality fixed-income securities. These lower rated securities may also include zero coupon bonds, deferred interest bonds and PIK bonds which are described above.

Short Sales - A short sale is a transaction in which an Underlying Fund sells a security it does not own in anticipation of a decline in market price. Certain of the Underlying Funds may make short sales to offset a potential decline in a long position or a group of long positions, or if the Underlying Fund’s sub-adviser believes that a decline in the price of a particular security or group of securities is likely. The Underlying Fund’s obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. An Underlying Fund is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

Short Sales Against the Box - A short sale “against the box” is a short sale where, at the time of the short sale, the Underlying Fund owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. An Underlying Fund would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Underlying Fund.

Mortgage-Related Securities - Certain Underlying Funds may invest in mortgage-related securities.  A mortgage-related security is an interest in a pool of mortgage loans.  Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by borrowers.

Commercial Mortgage-Backed Securities - Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities has developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Agency-Mortgage-Related Securities: The dominant issuers or guarantors of mortgage-related securities today are the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Securities (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC”).  GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (such as by the Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations.  Fannie Mae and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

Fannie Mae Securities: Fannie Mae is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act.  Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending.  Fannie Mae uses its funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. government agency). The pools consist of one or more of the following types of loans:  (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable rate mortgage loans; (5) other adjustable rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

Federal Home Loan Mortgage Corporation Securities:  The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between 10 to 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects.  Each mortgage loan must be whole loans, participation interests in whole loans and undivided interests in whole loans or participation in another FHLMC security.

Government National Mortgage Association Securities:  GNMA is a wholly-owned corporate instrumentality of the U.S. government within the Department of Housing and Urban Development.  In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower’s monthly payments during the early years of the mortgage loans (“buydown” mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government.  Fannie Mae guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal, of its pass-through securities.  Fannie Mae and FHLMC securities are not backed by the full faith and credit of the United States; however, they are generally considered to present minimal credit risks.  The yields provided by these mortgage-related securities historically have exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment.

Adjustable rate mortgage securities (“ARMs”): ARMs are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time.  The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits.  The adjustment feature of ARMs tends to make their values less sensitive to interest rate changes.  As the interest rates on the mortgages underlying ARMs are reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates.  Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMs allow an Underlying Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations.  Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, an Underlying Fund may be able to reinvest such amounts in securities with a higher current rate of return.  During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to an Underlying Fund.  Further, because of this feature, the values of ARMs are unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments.

Collateralized mortgage obligations (“CMOs”):  CMOs are mortgage-related securities that separate the cash flows of mortgage pools into different components called classes or “tranches.”  Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date.  Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates.  The principal of, and interest on, the collateral pool may be allocated among the several classes of a CMO in a number of different ways.  Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO.  As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities.  Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

The Underlying Funds consider GNMA-, Fannie Mae-, and FHLMC-issued pass-through certificates, CMOs, and other mortgage-related securities to be U.S. government securities for purposes of each Underlying Fund’s investment policies.

Privately Issued Mortgage-Related Securities: Mortgage-related securities offered by private issuers include pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs which are collateralized by mortgage-related securities issued by GNMA, Fannie Mae, FHLMC or by pools of conventional mortgages.  Each Underlying Fund limits its investments in privately issued mortgage-related securities to “mortgage related securities” within the meaning of the Secondary Mortgage Market Enhancement Act of 1984, as amended.

The Underlying Funds may invest in, among other things, “parallel pay” CMOs, Planned Amortization Class CMOs (“PAC Bonds”) and REMICs.  A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property.  Investors may purchase beneficial interests in REMICS, which are known as “regular” interests, or “residual” interests.  The Underlying Funds will not invest in residual REMICs.  Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae, FHLMC or GNMA represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.  For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal, as payments are required to be made on the underlying mortgage participation certificates.  Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae.  GNMA REMIC certificates are supported by the full faith and credit of the U.S. Treasury.

Parallel pay CMOs, as well as REMICs, are structured to provide payments of principal on each payment date to more than one class.  These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which like the other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.  PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

Mortgage-related securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. government and U.S. government Mortgage-related securities because they offer no direct or indirect government guarantees of payments.  However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities.  Privately-issued mortgage-backed securities will not be treated as constituting a single, separate industry.

Subordinated Mortgage Securities:  Certain Underlying Funds may invest in subordinated mortgage securities. Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which an Underlying Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to an Underlying Fund by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. An Underlying Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

An Underlying Fund’s sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. An Underlying Fund may seek opportunities to acquire subordinated residential mortgage securities where, in the view of the Underlying Fund’s sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Underlying Fund’s sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service’s duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

The mortgage pool is administered by a master service who: (a) establishes requirements for each service; (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements; and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

Additional Risk Factors: Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity.  In the absence of a known maturity, market participants generally refer to an estimated average life.  An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors.  The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security.  There can be no assurance that estimated average life will be a security’s actual average life.  Like fixed-income securities in general, mortgage-related securities will generally decline in price when interest rates rise.  Rising interest rates also tend to discourage refinancing of home mortgages, with the result that the average life of mortgage-related securities held by an Underlying Fund may be lengthened.  As average life extends, price volatility generally increases.  For that reason, extension of average life causes the market price of the mortgage-related securities to decrease further when interest rates rise than if the average lives were fixed.  Conversely, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk.  Prepayments in mortgages tend to increase, average life tends to decline and increases in value are correspondingly moderated.

Stripped Mortgage-Backed Securities - Certain Underlying Funds may invest in stripped mortgage-backed securities (“SMBS”).  SMBS are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an Underlying Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to an Underlying Fund’s limitations on investment in illiquid securities.

Foreign-Related Mortgage Securities - Certain Underlying Funds may invest in foreign-related mortgage securities. Foreign-related mortgage securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

Asset-Backed Securities - Certain Underlying Funds may invest in asset-back securities. Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure).  Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, an Underlying Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Underlying Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities include Certificates for Automobile ReceivablesSM (“CARSSM”). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities also include Aircraft Lease Receivables (“ALRs”). ALRs are generally structured as a passthrough trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

Asset-backed securities can also include collateralized putable notes (“CPNs”). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPNs are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

Hybrid Instruments - Certain Underlying Funds may invest in hybrid instruments.  Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (hereinafter “Hybrid Instruments”).  Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively “Underlying Assets”) or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”).  Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return.  For example, an Underlying Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.  One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries.  The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level.  Furthermore, an Underlying Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.  The purpose of this arrangement, known as a structured security with an embedded put option, would be to give an Underlying Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs.  Of course, there is no guarantee that the strategy would be successful and an Underlying Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies.  Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark.  The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements.  In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument.  Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain).  The latter scenario may result if “leverage” is used to structure the Hybrid Instrument.  Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.  In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor which an Underlying Fund would have to consider and monitor.  Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of an Underlying Fund.  Accordingly, each Underlying Fund will limit its investments in Hybrid Instruments to 10% of its total assets. However, because of their volatility, it is possible that an Underlying Fund’s investment in Hybrid Instruments will account for more than 10% of its return (positive or negative).

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad.  At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

Swaps, Caps, Floors and Collars - Among the transactions into which certain Underlying Funds may enter are interest rate, currency, credit default and index swaps and the purchase or sale of related caps, floors and collars.  An Underlying Fund may also enter into options on swap agreements (“swap options”).  An Underlying Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Underlying Fund anticipates purchasing at a later date.  An Underlying Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream it may be obligated to pay. Interest rate swaps involve the exchange by an Underlying Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices.  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount.  The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.  A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Certain Underlying Funds will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Underlying Fund receiving or paying, as the case may be, only the net amount of the two payments.  Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, an Underlying Fund’s sub-adviser and the Underlying Fund believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions.  An Underlying Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Underlying Fund’s sub-adviser.  If there is a default by the counterparty, an Underlying Fund may have contractual remedies pursuant to the agreements related to the transaction.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid.  Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Certain Underlying Funds may enter into credit default swap contracts for investment purposes.  As the seller in a credit default swap contract, an Underlying Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.  In return, the Underlying Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Underlying Fund would keep the stream of payments and would have no payment obligations.  As the seller, the Underlying Fund would be subject to investment exposure on the notional amount of the swap.

Certain Underlying Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held it its portfolio, in which case the Underlying Fund would function as the counterparty referenced in the preceding paragraph.  This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability).  It would also involve credit risk – that the seller may fail to satisfy its payment obligations to the Underlying Fund in the event of a default.

Certain Underlying Funds may also enter into options on swap agreements (“swap options”). A swap option is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Whether an Underlying Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Underlying Fund’s sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Certain restrictions imposed on the Underlying Funds by the Internal Revenue Code may limit an Underlying Funds’ ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, an Underlying Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When an Underlying Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when an Underlying Fund writes a swap option, upon exercise of the option, the Underlying Fund will become obligated according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that: (1) have individually tailored terms; (2) lack exchange-style offset and the use of a clearing organization or margin system; (3) are undertaken in conjunction with a line of business; and (4) are not marketed to the public.

Eurodollar and Yankee Dollar Instruments - Certain Underlying Funds may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See “Foreign Investments.”

Municipal Bonds - Certain Underlying Funds may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities, the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax (“Municipal Bonds”).  Municipal Bonds share the attributes of debt/fixed-income securities in general, but are usually issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  The Municipal Bonds which an Underlying Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law.  General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source.  Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source.  Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues.  The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities.  Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Under the Code, certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.  Some longer-term Municipal Bonds give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request – usually one to seven days.  This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par.  If a demand feature terminates prior to being exercised, an Underlying Fund would hold the longer-term security, which could experience substantially more volatility.

Municipal Bonds are subject to credit and market risk.  Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.  An Underlying Fund may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions.  An Underlying Fund also may purchase Municipal Bonds due to changes in the Underlying Fund’s sub-adviser’s evaluation of the issuer or cash needs resulting from redemption requests for portfolio shares.  The secondary market for Municipal Bonds typically has been less liquid than that for taxable debt/fixed-income securities, and this may affect an Underlying Fund’s ability to sell particular Municipal Bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.

Prices and yields on Municipal Bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.  A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

An Underlying Fund may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds.  In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts.  The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds.  In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond.  Custodial receipts are sold in private placements.  The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations.  There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable.  Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds.  Adverse economic, business, legal or political developments might affect all or a substantial portion of an Underlying Fund’s Municipal Bonds in the same manner.

Inflation-Indexed Bonds - Certain Underlying Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  Two structures are common.  The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond.  Most other issuers pay out the CPI accruals as part of a semiannual coupon. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future.  The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.  For example, if an Underlying Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%).  If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation.  However, the current market value of the bonds is not guaranteed, and will fluctuate.  An Underlying Fund also may invest in other inflation related bonds which may or may not provide a similar guarantee.  If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.  The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics.  The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.  Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-linked Bonds - Certain Underlying Funds may invest in event-linked bonds. Event-linked bonds are fixed-income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon.  They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities.  If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, an Underlying Fund investing in the bond may lose a portion or all of its principal invested in the bond.  If no trigger event occurs, the fund will recover its principal plus interest.  For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses.  Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the Underlying Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop.  Lack of a liquid market may impose the risk of higher transaction costs and the possibility that an Underlying Fund may be forced to liquidate positions when it would not be advantageous to do so.  Event-linked bonds are typically rated, and an Underlying Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Underlying Fund.

Industrial Development and Pollution Control Bonds - Certain Underlying Funds may invest in industrial development and pollution control bonds. Tax-exempt industrial development bonds and pollution control bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Participation on Creditors Committees - Certain Underlying Funds may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Underlying Fund. Such participation may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Underlying Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by an Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Underlying Fund will participate on such committees only when the Underlying Fund’s sub-adviser believes that such participation is necessary or desirable to enforce the Underlying Fund’s rights as a creditor or to protect the value of securities held by the Underlying Fund.

Credit-Linked Notes - Certain Underlying Funds may invest in credit-linked notes (“CLN”). One party with a credit option, or risk, linked to a second party, generally issues a CLN   The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Underlying Fund in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased by an Underlying Fund in accordance with its investment objective. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either a fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Underlying Fund cannot assure that it can implement a successful strategy regarding this type of investment.

Trust-Preferred Securities - Certain Underlying Funds may invest in trust-preferred securities, which are also known as trust-issued securities. Trust-preferred securities are securities that have the characteristics of both debt and equity instruments. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust’s common securities, which represents three percent of the trust’s assets. The remaining 97% of the trust’s assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the payments received to make dividend payments to the holders of the trust-preferred securities. The primary advantage of this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Underlying Funds will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Underlying Fund.

Options on Securities - Certain Underlying Funds may purchase and write (sell) call and put options on securities.  An Underlying Fund may sell options on securities for the purpose of increasing its return on such securities and/or to protect the value of its portfolio.  An Underlying Fund may also write combinations of put and call options on the same security, known as “straddles.” Such transactions can generate additional premium income but also present increased risk.

An Underlying Fund may also purchase put or call options in anticipation of market fluctuations which may adversely affect the value of its portfolio or the prices of securities that the Underlying Fund wants to purchase at a later date. An Underlying Fund may sell call and put options only if it takes certain steps to cover such options or segregates assets, in accordance with regulatory requirements, as described below.

A call option sold by an Underlying Fund is “covered” if the Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian or earmarked on its records) upon conversion or exchange of other securities held in its portfolio. A call option is considered offset, and thus held in accordance with regulatory requirements, if an Underlying Fund holds a call on the same security and in the same principal amount as the call sold when the exercise price of the call held (a) is equal to or less than the exercise price of the call sold or (b) is greater than the exercise price of the call sold if the difference is maintained by the Underlying Fund in liquid securities in a segregated account with its custodian (or earmarked on its records). If a put option is sold by an Underlying Fund, the Underlying Fund will maintain liquid securities with a value equal to the exercise price in a segregated account with its custodian (or earmark on its records), or else will hold a put on the same security and in the same principal amount as the put sold where the exercise price of the put held is equal to or greater than the exercise price of the put sold or where the exercise price of the put held is less than the exercise price of the put sold if the Underlying Fund maintains in a segregated account with the custodian (or earmarks on its records), liquid securities with an aggregate value equal to the difference.

Effecting a closing transaction in the case of a sold call option will permit an Underlying Fund to sell another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a sold put option will permit the Underlying Fund to sell another put option to the extent that the exercise price thereof is secured by liquid securities in a segregated account (or earmarked on its records). Such transactions permit an Underlying Fund to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any subject to the option to be used for other investments of an Underlying Fund, provided that another option on such security is not sold.

An Underlying Fund will realize a profit from a closing transaction if the premium paid in connection with the closing of an option sold by the Underlying Fund is less than the premium received from selling the option, or if the premium received in connection with the closing of an option by the Underlying Fund is more than the premium paid for the original purchase. Conversely, an Underlying Fund will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously sold by the Underlying Fund is likely to be offset in whole or in part by appreciation of the underlying security owned by the Underlying Fund.

An Underlying Fund may sell options in connection with buy-and-write transactions; that is, the Underlying Fund may purchase a security and then sell a call option against that security. The exercise price of the call an Underlying Fund determines to sell will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”) or above (“out-of-the-money”) the current value of the underlying security at the time the option is sold. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from selling the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, an Underlying Fund’s maximum gain will be the premium received by it for selling the option, adjusted upwards or downwards by the difference between the Underlying Fund’s purchase price of the security and the exercise price, less related transaction costs. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The selling of put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Underlying Fund’s gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, an Underlying Fund may elect to close the position or retain the option until it is exercised, at which time the Underlying Fund will be required to take delivery of the security at the exercise price; the Underlying Fund’s return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money, at-the-money and in-

the-money put options may be used by an Underlying Fund in the same market environments that call options are used in equivalent buy-and-write transactions.

An Underlying Fund may also sell combinations of put and call options on the same security, known as “straddles,” with the same exercise price and expiration date. By entering into a straddle, an Underlying Fund undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Underlying Fund will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the call options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. Straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

By selling a call option, an Underlying Fund limits its opportunity to profit from any increase in the market value of the underlying security, above the exercise price of the option. By selling a put option, an Underlying Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. The selling of options on securities will not be undertaken by an Underlying Fund solely for hedging purposes, and could involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are sold for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

An Underlying Fund may purchase options for hedging purposes or to increase its return. Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit an Underlying Fund to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Underlying Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

An Underlying Fund may purchase call options to hedge against an increase in the price of securities that the Underlying Fund anticipates purchasing in the future. If such increase occurs, the call option will permit the Underlying Fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Underlying Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Underlying Fund.

In certain instances, an Underlying Fund may enter into options on U.S. Treasury securities which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as “reset” options or “adjustable strike” options, grant the purchaser the right to purchase (in the case of a “call”), or sell (in the case of a “put”), a specified type and series of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a “reset” option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a “reset” option, at the time of exercise, may be less advantageous to the Underlying Fund than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium is paid at termination, the Underlying Fund assumes the risk that: (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option; and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option.

Options on Stock Indices - Certain Underlying Funds may purchase and sell call and put options on stock indices. An Underlying Fund generally may sell options on stock indices for the purpose of increasing gross income and to protect the Underlying Fund against declines in the value of securities they own or increases in the value of securities to be acquired, although an Underlying Fund may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. An Underlying Fund’s possible loss in either case will be limited to the premium paid for the option, plus related transaction costs.

In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.”

An Underlying Fund may sell call options on stock indices if it owns securities whose price changes, in the opinion of the Underlying Fund’s sub-adviser, are expected to be similar to those of the underlying index, or if it has an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian or earmarked on its records) upon conversion or exchange of other securities in its portfolio.  When an Underlying Fund covers a call option on a stock index it has sold by holding securities, such securities may not match the composition of the index and, in that event, the Underlying Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. An Underlying Fund may also sell call options on stock indices if it holds a call on the same index and in the same principal amount as the call sold when the exercise price of the call held (a) is equal to or less than the exercise price of the call sold or (b) is greater than the exercise price of the call sold if the difference is maintained by the Underlying Fund in liquid securities in a segregated account with its custodian (or earmarked on its records).  An Underlying Fund may sell put options on stock indices if it maintains liquid securities with a value equal to the exercise price in a segregated account with its custodian (or earmarked on its records), or by holding a put on the same stock index and in the same principal amount as the put sold when the exercise price of the put is equal to or greater than the exercise price of the put sold if the difference is maintained by the Underlying Fund in liquid securities in a segregated account with its custodian (or earmarked on its records). Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

An Underlying Fund will receive a premium from selling a put or call option, which increases the Underlying Fund’s gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which an Underlying Fund has sold a call option falls or remains the same, the Underlying Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Underlying Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Underlying Fund’s stock investments. By selling a put option, the Underlying Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the Underlying Fund correlate with changes in the value of the index, selling covered put options on indices will increase the Underlying Fund’s losses in the event of a market decline, although such losses will be offset in part by the premium received for selling the option.

An Underlying Fund may also purchase put options on stock indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, the Underlying Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Underlying Fund’s investments does not decline as anticipated, or if the value of the option does not increase, the Underlying Fund’s loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Underlying Fund’s security holdings.

The purchase of call options on stock indices may be used by an Underlying Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment at a time when the Underlying Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Underlying Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when the Underlying Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Underlying Fund owns.

The index underlying a stock index option may be a “broad-based” index, such as the S&P 500® Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the S&P 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks so included. The composition of the index is changed periodically.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures Contracts - Certain Underlying Funds may enter into stock index futures contracts, including futures contracts related to stock indices and interest rates among others.  Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Purchases or sales of stock index futures contracts for hedging purposes may be used to attempt to protect an Underlying Fund’s current or intended stock investments from broad fluctuations in stock prices, to act as a substitute for an underlying investment, or to enhance yield (“speculation”).

A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of stock index futures contracts, the difference between the price at which the contract was entered into and the contract’s closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the date and cannot be “exercised” at any other time during their term.

The purchase or sale of a futures contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as “initial margin.” Subsequent payments to and from the broker, referred to as “variation margin,” are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable—a process known as “marking to the market.”

Purchases or sales of stock index futures contracts are used to attempt to protect the Underlying Fund’s current or intended stock investments from broad fluctuations in stock prices. For example, an Underlying Fund may sell stock index futures contracts in anticipation of, or during a market decline to attempt to offset the decrease in market value of the Underlying Fund’s portfolio securities that might otherwise result if such decline occurs, because the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When an Underlying Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Underlying Fund intends to purchase. As such purchases are made, the corresponding position in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Underlying Fund will purchase such securities upon termination of the futures position, but under usual market conditions, a long futures position may be terminated without a related purchase of securities.

When an Underlying Fund buys or sells a futures contract, unless it already owns an offsetting position, it will maintain, in a segregated account held by the custodian or futures commodities merchant, liquid securities having an aggregate value at least equal to the full market value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

Investment in Gold and Other Precious Metals - Certain Underlying Funds may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals.

Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value). Any metals purchased by an Underlying Fund will be delivered to and stored with a qualified custodian bank.  Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial and political factors.  Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada and Australia.  Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

Gold Futures Contracts - A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time and price.  When an Underlying Fund purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when an Underlying Fund sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price.  An Underlying Fund may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion.  An Underlying Fund will not engage in these contracts for speculation or for achieving leverage.  An Underlying Fund’s hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

Options on Futures Contracts - Certain Underlying Funds may purchase and sell options to buy or sell futures contracts in which they may invest (“options on futures contracts”). Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Put and call options on futures contracts may be traded by an Underlying Fund in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired, to act as a substitute for an underlying investment, or to enhance yield.

An option on a futures contract provides the holder with the right to enter into a “long” position in the underlying futures contract, in the case of a call option, or a “short” position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts. In addition, the seller of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold.  The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

Options on futures contracts that are sold or purchased by an Underlying Fund on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges or in some cases over-the-counter or on an electronic trading facility.

An Underlying Fund may sell call options on futures contracts only if it also: (a) purchases the underlying futures contract; (b) owns the instrument, or instruments included in the index, underlying the futures contract; or (c) holds a call on the same futures contract and in the same principal amount as the call sold when the exercise price of the call held (i) is equal to or less than the exercise price of the call sold or (ii) is greater than the exercise price of the call sold if the difference is maintained by the Underlying Fund in liquid securities in a segregated account with its custodian (or earmarked on its records).  An Underlying Fund may sell put options on futures contracts only if it also: (A) sells the underlying futures contract; (B) segregates liquid securities in an amount equal to the value of the security or index underlying the futures contract; or (C) holds a put on the same futures contract and in the same principal amount as the put sold when the exercise price of the put held is equal to or greater than the exercise price of the put written or when the exercise price of the put held is less than the exercise price of the put sold if the difference is maintained by the Underlying Fund in liquid securities in a segregated account with its custodian (or earmarked on its records).  Upon the exercise of a call option on a futures contract sold by an Underlying Fund, the Underlying Fund will be required to sell the underlying futures contract, which if the Underlying Fund has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract sold by an Underlying Fund is exercised, the Underlying Fund will be required to purchase the underlying futures contract which, if the Underlying Fund has covered its obligation through the sale of such contract, will close out its futures position.

The selling of a call option on a futures contract for hedging purposes constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is below the exercise price, the Underlying Fund will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Underlying Fund’s holdings.  The selling of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Underlying Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the Underlying Fund intends to purchase. If a put or call option the Underlying Fund has sold is exercised, the Underlying Fund will incur a loss, which will be reduced by the amount of the premium it receives.  Depending on the degree of correlation between changes in the value of its portfolio securities and the changes in the value of its futures positions, the Underlying Fund’s losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

An Underlying Fund may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts.  For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the Underlying Fund could, in lieu of selling futures contracts, purchase put options thereon.  In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option.  Conversely, where it is projected that the value of securities to be acquired by the Underlying Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Underlying Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

Forward Contracts on Foreign Currency - Certain Underlying Funds may enter into forward foreign currency exchange contracts for hedging and non-hedging purposes. Forward contracts may be used for hedging to attempt to minimize the risk to an Underlying Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. Each Underlying Fund intends to enter into forward contracts for hedging purposes. In particular, a forward contract to sell a currency may be entered into where the Underlying Fund seeks to protect against an anticipated increase in the rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, an Underlying Fund may enter into a forward contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Underlying Fund intends to acquire. The Underlying Fund also may enter into a forward contract in order to assure itself of a predetermined exchange rate in connection with a security denominated in a foreign currency. In addition, the Underlying Fund may enter into forward contracts for “cross hedging” purposes; e.g., the purchase or sale of a forward contract on one type of currency as a hedge against adverse fluctuations in the value of a second type of currency.  The Underlying Funds may also use foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

If a hedging transaction in forward contracts is successful, the decline in the value of portfolio securities or other assets or the increase in the cost of securities or other assets to be acquired may be offset, at least in part, by profits on the forward contract. Nevertheless, by entering into such forward contracts, an Underlying Fund may be required to forgo all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. The Underlying Fund will usually seek to close out positions in such contracts by entering into offsetting transactions, which will serve to fix the Underlying Fund’s profit or loss based upon the value of the contracts at the time the offsetting transaction is executed.

An Underlying Fund will also enter into transactions in forward contracts for other than hedging purposes, which present greater profit potential but also involve increased risk. For example, an Underlying Fund may purchase a given foreign currency through a forward contract if, in the judgment of the Underlying Fund’s sub-adviser, the value of such currency is expected to rise relative to the U.S. dollar. Conversely, the Underlying Fund may sell the currency through a forward contract if the Underlying Fund’s sub-adviser believes that its value will decline relative to the dollar.

An Underlying Fund will profit if the anticipated movements in foreign currency exchange rates occur which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Underlying Fund may sustain losses, which will reduce its gross income. Such transactions, therefore, could be considered speculative and could involve significant risk of loss.

Each Underlying Fund has established procedures consistent with statements by the SEC and its staff regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or “cover” in connection with the purchase and sale of such contracts. In those instances in which the Underlying Fund satisfies this requirement through segregation of assets, it will maintain, in a segregated account  (or earmark on its records) cash, cash equivalents or other liquid securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward contracts. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Underlying Fund’s ability to utilize forward contracts in the manner set forth above may be restricted.

An Underlying Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Underlying Fund’s sub-adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. An Underlying Fund may also hold foreign currency in anticipation of purchasing foreign securities.

Options on Foreign Currencies - Certain Underlying Funds may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, the Underlying Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Underlying Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Underlying Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

An Underlying Fund may sell options on foreign currencies for the same types of hedging purposes. For example, where the Underlying Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Underlying Fund’s position, it may forfeit the entire amount of the premium plus related transaction costs. As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve risks which may not be present in the case of exchange-traded instruments.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Underlying Fund could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Underlying Fund to hedge such increased cost up to the amount of the premium. Foreign currency options sold by the Underlying Fund will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the selling of options on foreign currencies, the Underlying Fund also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates. The

Underlying Funds may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

RISKS ASSOCIATED WITH INVESTING IN OPTIONS, FUTURES AND FORWARD TRANSACTIONS

Risk of Imperfect Correlation of Hedging Instruments with an Underlying Fund’s Securities - An Underlying Fund’s abilities effectively to hedge all or a portion of its portfolio through transactions in options, futures contracts, options on futures contracts, forward contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Underlying Fund’s securities. In the case of futures and options based on an index, the Underlying Fund will not duplicate the components of the index, and in the case of futures and options on fixed-income securities, the portfolio securities that are being hedged may not be the same type of obligation underlying such contract. The use of forward contracts for cross-hedging purposes may involve greater correlation risks. As a result, the correlation probably will not be exact. Consequently, the Underlying Fund bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.

For example, if an Underlying Fund purchases a put option on an index and the index decreases less than the value of the hedged securities, the Underlying Fund would experience a loss that is not completely offset by the put option. It is also possible that there may be a negative correlation between the index or obligation underlying an option or futures contract in which the Underlying Fund has a position and the portfolio securities the Underlying Fund is attempting to hedge, which could result in a loss on both the portfolio and the hedging instrument. In addition, an Underlying Fund may enter into transactions in forward contracts or options on foreign currencies in order to hedge against exposure arising from the currencies underlying such forwards. In such instances, the Underlying Fund will be subject to the additional risk of imperfect correlation between changes in the value of the currencies underlying such forwards or options and changes in the value of the currencies being hedged.

It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is due to the fact that a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities. Nevertheless, where an Underlying Fund enters into transactions in options or futures on narrow-based indices for hedging purposes, movements in the value of the index should, if the hedge is successful, correlate closely with the portion of the Underlying Fund’s portfolio or the intended acquisitions being hedged.

The trading of futures contracts, options and forward contracts for hedging purposes entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the options, futures and forward markets. In this regard, trading by speculators in options, futures and forward contracts has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of contracts.

The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.

Further, with respect to options on securities, options on stock indices, options on currencies and options on futures contracts, the Underlying Fund is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by the Underlying Fund in connection with such transactions.

In selling a covered call option on a security, index or futures contract, an Underlying Fund also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, where the Underlying Fund sells a call option on a stock index and segregates securities, such securities may not match the composition of the index, and the Underlying Fund may not be fully covered. As a result, the Underlying Fund could be subject to risk of loss in the event of adverse market movements.

The selling of options on securities, options on stock indices or options on futures contracts constitutes only a partial hedge against fluctuations in value of an Underlying Fund’s holdings. When an Underlying Fund sells an option, it will receive premium income in return for the holder’s purchase of the right to acquire or dispose of the underlying obligation. In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Underlying Fund will retain the amount of the premium, less related transaction costs, which will constitute a partial hedge against any decline that may have occurred in the Underlying Fund’s portfolio holdings or any increase in the cost of the instruments to be acquired.

When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Underlying Fund will incur a loss which may only be partially offset by the amount of the premium it received. Moreover, by selling an option, the Underlying Fund may be required to forgo the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or other assets or a decline in the value of securities or assets to be acquired.

In the event of the occurrence of any of the foregoing adverse market events, the Underlying Fund’s overall return may be lower than if it had not engaged in the hedging transactions.

It should also be noted that an Underlying Fund may enter into transactions in options (except for options on foreign currencies), futures contracts, options on futures contracts and forward contracts not only for hedging purposes, but also for non-hedging purposes intended to increase portfolio returns. Non-hedging transactions in such investments involve greater risks and may result in losses which may not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. An Underlying Fund will only sell covered options, such that liquid securities with an aggregate value equal to an amount necessary to satisfy an option exercise will be segregated at all times, unless the option is covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, the method of covering an option employed by the Underlying Fund may not fully protect it against risk of loss and, in any event, the Underlying Fund could suffer losses on the option position, which might not be offset by corresponding portfolio gains.

An Underlying Fund also may enter into transactions in futures contracts, options on futures contracts and forward contracts for other than hedging purposes, which could expose the Underlying Fund to significant risk of loss if foreign currency exchange rates do not move in the direction or to the extent anticipated. In this regard, the foreign currency may be extremely volatile from time to time, as discussed in the Prospectus and in this SAI, and the use of such transactions for non-hedging purposes could therefore involve significant risk of loss.

With respect to entering into straddles on securities, an Underlying Fund incurs the risk that the price of the underlying security will not remain stable, that one of the options sold will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, create an opportunity for increased return by providing the Underlying Fund with two simultaneous premiums on the same security, but involve additional risk, since the Underlying Fund may have an option exercised against it regardless of whether the price of the security increases or decreases.

Risk of a Potential Lack of a Liquid Secondary Market - Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While an Underlying Fund will enter into options or futures positions only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by the Underlying Fund, and the Underlying Fund could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if an Underlying Fund has insufficient cash available to meet margin requirements, it will be necessary to liquidate portfolio securities or other assets at a time when it is disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Underlying Fund’s ability to effectively hedge its portfolio, and could result in trading losses.

The liquidity of a secondary market in the futures contract or option thereon may be adversely affected by “daily price fluctuation limits,” established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices have in the past moved the daily limit on a number of consecutive trading days.

The trading of futures contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearinghouse or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Margin - Because of low initial margin deposits made upon the opening of a futures or forward position and the selling of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Where an Underlying Fund enters into such transactions for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities or other assets held by the Underlying Fund or decreases in the prices of securities or other assets the Underlying Fund intends to acquire. Where an Underlying Fund enters into such transactions for other than hedging purposes, the margin requirements associated with such transactions could expose the Underlying Fund to greater risk.

Trading and Position Limits - The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). Further, the CFTC and the various boards of trade have established limits referred to as “speculative position limits” on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Underlying Funds’ sub-advisers do not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolio of the Underlying Funds.

Risks of Options on Futures Contracts - The amount of risk an Underlying Fund assumes when it purchases an option on a futures contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying futures contract subject to the risks of the availability of a liquid offset market described herein. The seller of an option on a futures contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price underlying security, index, currency or futures contracts.

Risks of Transactions Related to Foreign Currencies and Transactions Not Conducted on U.S. Exchanges -Transactions in forward contracts on foreign currencies, as well as futures and options on foreign currencies and transactions executed on foreign exchanges, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by an Underlying Fund. Further, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which the Underlying Fund makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, events could occur in that market which will not be reflected in the forward, futures or options markets until the following day, thereby making it more difficult for the Underlying Fund to respond to such events in a timely manner.

Settlements of exercises of over-the-counter forward contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

Unlike many transactions entered into by an Underlying Fund in futures contracts and exchange-traded options, options on foreign currencies, forward contracts and over-the-counter options on securities are not traded on markets regulated by the CFTC or the SEC (with the exception of certain foreign currency options). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option seller and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of an Underlying Fund’s position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Underlying Fund. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and the Underlying Fund could be required to retain options purchased or sold, or forward contracts entered into, until exercise, expiration or maturity. This in turn could limit the Underlying Fund’s ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

Further, over-the-counter transactions are not subject to the guarantee of an exchange clearinghouse, and the Underlying Fund will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue their role as market-makers in a particular currency or security, thereby restricting the Underlying Fund’s ability to enter into desired hedging transactions. The Underlying Fund will enter into an over-the-counter transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the Underlying Fund’s sub-adviser.

Options on securities, options on stock indexes, futures contracts, options on futures contracts and options on foreign currencies may be traded on exchanges located in foreign countries. Such transactions may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over-the-counter trading may be present in connection with such transactions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (the “OCC”), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Underlying Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Policies on the Use of Futures and Options on Futures Contracts - Each Underlying Fund will engage in futures and related options transactions for bona fide hedging or to seek to increase total return as permitted by CFTC regulations, which permit principals of an investment company registered under the Act to engage in such transactions without registering as commodity pool operators.

The staff of the SEC has taken the position that over-the-counter options and assets used to cover sold over-the-counter options are illiquid and, therefore, together with other illiquid securities held by an Underlying Fund, cannot exceed 15% of an Underlying Fund’s assets (the “SEC illiquidity ceiling”). Although the Underlying Fund’s sub-adviser may disagree with this position, each Underlying Fund’s sub-adviser intends to limit the Underlying Funds’ selling of over-the-counter options in accordance with the following procedure. Also, the contracts an Underlying Fund has in place with such primary dealers provide that the Underlying Fund has the absolute right to repurchase an option it sells at a maximum price to be calculated by a pre-determined formula. Each Underlying Fund will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling test. Each Underlying Fund may also sell over-the-counter options with non-primary dealers, including foreign dealers (where applicable), and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling test.

The policies described above are not fundamental and may be changed without shareholder approval, as may each Portfolio’s investment objective.

Temporary Defensive Investments - For temporary and defensive purposes, certain of the Underlying Funds may invest up to 100% of its total assets in investment grade fixed-income securities (including short-term U.S. government securities, investment grade debt instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. Certain Underlying Funds may hold an unlimited amount of such investments consistent with its objectives. Certain Underlying Funds also may hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. Unless otherwise stated, all percentage limitations on portfolio investments listed in the prospectus and statement of additional information of an Underlying Fund will apply at the time of investment. An Underlying Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

Portfolio Turnover - Certain Underlying Funds may sell a portfolio investment soon after its acquisition if the Underlying Fund’s sub-adviser believes that such a disposition is consistent with the portfolios investment objective. Underlying Fund investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by an Underlying Fund’s shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

MANAGEMENT OF THE COMPANY

Directors

The business and affairs of the Company are managed under the direction of the Company’s Board of Directors (“Board”) according to the applicable laws of the State of Maryland and the Company’s Articles of Incorporation. The Board governs each Portfolio and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee the Company’s activities, review contractual arrangements with companies that provide services to each Portfolio and review each Portfolio’s performance. As of June 30, 2007, the Directors are John V. Boyer, Patricia W. Chadwick, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Jock Patton, Sheryl K. Pressler, David W.C. Putnam, John G. Turner, and Roger B. Vincent. The Executive Officers of the Company are Shaun P. Mathews, Stanley D. Vyner, Michael J. Roland, Joseph M. O’Donnell, Denise Lewis, Huey P. Falgout, Jr., Theresa K. Kelety, Kimberly A. Anderson, Lauren D. Bensinger, Robyn L. Ichilov, Todd Modic, Susan P. Kinens, Kimberly K. Palmer, Maria M. Anderson, Laurie M. Tillinghast, Ernest J. C’DeBaca and Robert Terris.

Set forth in the table below is information about each Director of the Company.

Name, Address and Age	Position(s) Held With the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of Funds in Fund Complex Overseen by Director(2)(3)	Other Directorships/Trusteeships Held by Director
Independent Directors
John V. Boyer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Director	November 1997 – Present	President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 – Present). Formerly, Executive Director, The Mark Twain House & Museum(4) (September 1989 – November 2005).		None.
Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 58	Director	January 2006 – Present	Consultant and President of self-owned company, Ravengate Partners LLC (January 2000 – Present).		Wisconsin Energy (June 2006 – Present)
J. Michael Earley 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	Director	January 2005 – Present	President, Chief Executive Officer and Director, Bankers Trust Company, N.A., Des Moines (June 1992 – Present).		Midamerica Financial Corporation (December 2002 – Present)

Name, Address and Age	Position(s) Held With the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of Funds in Fund Complex Overseen by Director(2)(3)	Other Directorships/Trusteeships Held by Director
R. Barbara Gitenstein 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 59	Director	January 2005 – Present	President, College of New Jersey (January 1999 – Present).		None.
Patrick W. Kenny 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 64	Director	March 2002 – Present	President and Chief Executive Officer, International Insurance Society (June 2001 – Present).		Assured Guaranty Ltd. (April 2004 – Present); and Odyssey Reinsurance Holdings (November 2006 – Present).
Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 56	Director	January 2006 – Present	Consultant (May 2001 – Present).		Stillwater Mining Company (May 2002 – Present); California HealthCare Foundation (June 1999 – Present); and Romanian-American Enterprise Fund (February 2004 – Present).
David W.C. Putnam 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 67	Director	January 2005 – Present	Chair, Board of Directors and President, F.L. Putnam Securities Company, Inc. (June 1978 – Present).		Principled Equity Market Trust (December 1996 – Present); and Asian American Bank and Trust Company (June 1993 – Present).
Roger B. Vincent 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 61	Director	January 2005 – Present	President, Springwell Corporation (March 1989 – Present).		UGI Corporation (February 2006 – Present); and UGI Utilities, Inc. (February 2006 – Present).
Directors who are “Interested Persons”
John G. Turner(5) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 67	Director	January 2005 – Present	Retired.		Hormel Foods Corporation (March 2000 – Present); and Conseco, Inc. (September 2003 – Present).

(1)             Directors serve until their successors are duly elected and qualified, subject to the Board’s retirement policy which states that each duly elected or appointed Director who is not an “interested person” of the Company, as defined in the of 1940 Act, (“Independent Directors”), shall retire from service as a Director at the conclusion of the first regularly scheduled meeting of the Board that is held after the Director reaches the age of 70.  A unanimous vote of the Board may extend the retirement date of a Director for up to one year.  An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Company under applicable law, whether for purposes of appointing a successor to the Director or if otherwise necessary under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)          As of December 31, 2006.

(3)          For the purposes of this table, “Fund Complex” means the following investment companies:  ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund;  ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust;  ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust; ING Variable Products Trust; and ING Partners, Inc.

(4)          Shaun Mathews, President, ING USFS Mutual Funds and Investment Products, has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002.  ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(5)          Mr. Turner  is deemed to be an  “interested person,” as defined by the Investment Company Act of 1940, because of his affiliation with ING Groep, N.V., the parent corporation of the investment adviser, ING Directed Services, LLC, and the Distributor, ING Funds Distributor, LLC.

Officers

Name, Address and Age	Positions Held with the Company	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Shaun P. Mathews(5) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	President and Chief Executive Officer	November 2006 – Present

President and Chief Executive Officer, ING Investments, LLC(2)and ING Funds Services, LLC(3) (December 2006 – Present); and Head of ING USFS Mutual Funds and Investment Products (October 2004 – Present). Formerly, CMO, ING USFS (April 2002 – October 2004); and Head of Rollover/Payout (October 2001 – December 2003).

Michael J. Roland 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Executive Vice President	January 2005 – Present

Head of Mutual Fund Platform (February 2007 – Present); and Executive Vice President, ING Investments, LLC(2) and ING Funds Services, LLC(3) (December 2001 – Present). Formerly, Head of Product Management (January 2005 – January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services, LLC(6) (October 2004 – December 2005); and Chief Financial Officer and Treasurer, ING Investments, LLC(2) (December 2001 – March 2005).

Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 57	Executive Vice President	January 2005 – Present

Executive Vice President, ING Investments, LLC(2) (July 2000 – Present); and Chief Investment Risk Officer, ING Investments, LLC(2) (January 2003 – Present). Formerly, Chief Investment Officer of International Investments (August 2000 – January 2003).

Joseph M. O’Donnell 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Executive Vice President Chief Compliance Officer	March 2006 – Present January 2005 – Present

Chief Compliance Officer of the ING Funds (November 2004 – Present), ING Investments, LLC(2) , and Directed Services, LLC(6) (March 2006 – Present); and Executive Vice President of the ING Funds (March 2006 – Present).

Name, Address and Age	Positions Held with the Company	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

Formerly, Chief Compliance Officer of ING Life Insurance and Annuity Company (March 2006 – December 2006); Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 – October 2004).

Todd Modic 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 39	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present

Senior Vice President, ING Funds Services, LLC(3) (April 2005 – Present). Formerly, Vice President, ING Funds Services, LLC (3) (September 2002 – March 2005); and Director of Financial Reporting, ING Investments, LLC (2) (March 2001 - September 2002).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 42	Senior Vice President	January 2005 – Present	Senior Vice President, ING Investments, LLC(2) (October 2003 – Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC(2) (January 2001 – October 2003).
Ernest J. C’DeBaca 7337 East Doubletree Ranch Rd. Scottsdale, AZ 85258 Age: 37	Senior Vice President	May 2006 – Present

Senior Vice President, ING Investments, LLC(2) (December 2006 – Present); and ING Funds Services, LLC(3) (April 2006 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (January 2004 – March 2006); and Attorney-Adviser, U.S. Securities and Exchange Commission (May 2001 – December 2003).

Robert Terris 7337 East Doubletree Ranch Rd. Scottsdale, AZ 85258 Age: 37	Senior Vice President	May 2006 – Present

Senior Vice President, Head of Division Operations, ING Funds (March 2006 – Present); and Vice President, Head of Division Operations, ING Funds Services, LLC(3) (May 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 – March 2006).

Laurie M. Tillinghast 10 State House Square, SHS-13 Hartford, Connecticut 06103 Age: 55	Vice President	May 2003 – Present

Senior Vice President, ING Investments, LLC(2) (March 2006 – Present) and Vice President, ING Life Insurance and Annuity Company (December 2000 – Present), Formerly, Vice President, Aetna Retirement Services, Fund Strategy and Management (December 1995 – December 2000); and Director and President, ING Partners, Inc. (November 1997 – May 2003).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 39	Vice President and Treasurer	January 2005 – Present	Vice President and Treasurer, ING Funds Services, LLC(3) (October 2001 – Present) and ING Investments, LLC(2) (August 1997 – Present).

Name, Address and Age	Positions Held with the Company	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Maria M. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Vice President	January 2005 – Present

Vice President, ING Funds Services, LLC(3) (September 2004 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (October 2001 – September 2004); and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC(2) (September 1999 – October 2001).

Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Vice President	January 2005 – Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(4) (July 1995 - Present); and Vice President, ING Investments, LLC(2) (February 1996 – Present) and Director of Compliance, ING Investments, LLC(2) (October 2004 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC(2) (October 2001 - October 2004).

Denise Lewis 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Vice President	January 2007 - Present

Vice President, ING Funds Services, LLC(3) (December 2006 – Present). Formerly, Senior Vice President, UMB Investments Services Group, LLC (November 2003 – December 2006); and Vice President, Wells Fargo Funds Management, LLC (December 2000 – August 2003).

Kimberly K. Palmer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	Vice President	March 2006 – Present

Vice President, ING Funds Services, LLC (3) (March 2006 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 – March 2006). Formerly, Manager, Registration Statements, ING Funds Services, LLC(3) (May 2003 – August 2004), Associate Partner, AMVESCAP PLC (October 2000 – May 2003); and Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 - May 2003).

Susan P. Kinens 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 30	Assistant Vice President	January 2005 – Present	Assistant Vice President, ING Funds Services, LLC(3) (December 2002 – Present); and has held various other positions with ING Funds Services, LLC(3) for more than the last five years.
Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Secretary	August 2003 – Present

Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002 – September 2003); and Associate General Counsel of AIG American General (January 1999 – November 2002).

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Assistant Secretary	August 2003 – Present	Counsel, ING Americas, U.S. Legal Services (April 2003 – Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 – April 2003).

(1)             The Officers hold office until the next annual meeting of the Directors and until their successors shall have been elected and qualified.

(2)             ING Investments, LLC was previously named ING Pilgrim Investments, LLC.  ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)             ING Funds Services, LLC was previously named ING Pilgrim Group, LLC.  ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)             ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(5)             Mr. Mathews commenced service as CEO and President of the ING Funds on November 9, 2006.

(6)             Directed Services, LLC is the successor to Directed Services, Inc.

Board

The Board governs each Portfolio and is responsible for protecting the interests of shareholders.  The Directors are experienced executives who oversee each Portfolios’ activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s performance.

Frequency of Board Meetings

The Board currently conducts regular meetings eight (8) times a year.  The Audit Committee and the Compliance Committee meets regularly four (4) times per year, the Investment Review Committees meet six (6) times per year; the Contracts Committee meets seven (7) times per year; and the remaining Committees meet as needed.  In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.  Each Committee listed below operates pursuant to a Charter approved by the Board.

Recent Committee Changes

Effective May 10, 2007, changes were made to the Board’s Committee structure.  In particular, the Committee memberships changed on that date, and these changes are reflected in the discussion of the Committees that is set out below.  In addition, prior to May 10, 2007, the Board had a Valuation, Proxy and Brokerage Committee.  Effective May 10, 2007, the functions of the Valuation, Proxy and Brokerage Committee and the Compliance Committee where combined.  The Compliance Committee was the surviving Committee, and now oversees valuation, proxy and brokerage matters, as well as compliance issues.  We also note that Roger Vincent became the Chairman of the Board effective May 10, 2007.  Prior to that date, Jock Patton served as the Chairman of the Board.

Committees

Executive Committee. The Board has established an Executive Committee whose function is to act on behalf of the full Board between meetings when necessary. The Executive Committee currently consists of one (1) Independent Director and one (1) Director who is an “interested person,” as defined in the 1940 Act, of the Portfolios. The following Directors serve as members of the Executive Committee:  Messrs. Turner and Vincent.  Mr. Vincent, Chairman of the Board, serves as Chairperson of the Executive Committee. Prior to May 10, 2007, the Executive Committee consisted of two (2) Independent Directors and one (1) Director who is an “interested person,” as defined in the 1940 Act, of the Portfolio.  During the period prior to May 10, 2007 the following Directors served as members of the Executive Committee:  Messrs. Turner, Vincent and Patton.  Mr. Patton served as Chairperson of the Executive Committee.

The Executive Committee held no meetings during the fiscal year ended December 31, 2006.

Audit Committee. The Board has established an Audit Committee whose functions include, among others, to meet with the independent registered public accounting firm of the Company to review the scope of the Company’s audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things.  The Audit Committee currently consists of four (4) Independent Directors. The following Directors currently serve as members of the Audit Committee: Messrs. Earley and Putnam, Ms. Chadwick and Dr. Gitenstein.  Mr. Earley currently serves as Chairperson of the Audit Committee, and also has been designated as the Audit Committee’s financial expert under the Sarbanes-Oxley Act. Prior to May 10, 2007, the following Directors served as members of the Audit Committee:  Messrs. Earley, Kenny, Vincent, and Putnam and Ms. Pressler.  During the period prior to May 10, 2007, Mr. Earley served as Chairperson of the Audit Committee, and Mr. Kenny was designated as the Audit Committee’s financial expert under the Sarbanes-Oxley Act. The Audit Committee held five (5) meetings during the fiscal year ended December 31, 2006.

Valuation, Proxy and Brokerage Committee.  As is discussed above, prior to May 10, 2007 the Board had established and in place a Valuation, Proxy and Brokerage Committee.  On that date, the Board’s Committees were reconstituted and the functions of the Valuation, Proxy and Brokerage Committee were combined with that of the Compliance Committee, and the reconstituted Compliance Committee was the surviving Committee.   The Compliance Committee now oversees valuation, proxy voting and brokerage matters formerly overseen by the Valuation, Proxy and Brokerage Committee.

Prior to May 10, 2007, the Valuation, Proxy and Brokerage Committee functions included, among others:  reviewing the determination of the value of securities held by the Funds for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the investment adviser’s usage of the Company’s brokerage; and overseeing the adviser’s compliance with changing regulations regarding the allocation of brokerage for services (other than pure trade executions).  The Valuation, Proxy and Brokerage Committee consisted of four (4) Independent Directors.  The following Directors served as members of the Valuation, Proxy and Brokerage Committee: Dr. Gitenstein and Ms. Chadwick and Messrs. Boyer and Patton.  Ms. Chadwick served as Chairperson of the Valuation, Proxy and Brokerage Committee.

The Valuation, Proxy and Brokerage Committee held five (5) meetings during the fiscal year ended December 31, 2006.

Nominating and Governance Committee. The Board has established a Nominating and Governance Committee for the purpose of, among other things,: (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition of the Board, as necessary; (3) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and “best practices” in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board’s annual self evaluation process.

In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.  The Nominating and Governance Committee will consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for Director should be submitted in writing to the Portfolios’ Secretary.  Any such shareholder nomination should include, at a minimum, the following information as to each individual proposed for nominations as Director: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Director (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Directors or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee.  To be timely, any such submission must be delivered to the Portfolios’ Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Solution Portfolios with the SEC.

The Nominating and Governance Committee consists of five (5) Independent Directors. The following Directors serve as members of the Nominating and Governance Committee: Dr. Gitenstein, Ms. Chandwick and Messrs. Boyer, Kenny and Vincent.  Mr. Boyer serves as Chairperson of the Nominating and Governance Committee.

Prior to May 10, 2007, the membership of the Nominating and Governance Committee consisted of four (4) Independent Directors.  The following Directors serve as members of the Nominating and Governance Committee:  Dr. Gitenstein and Messrs. Kenny, Patton and Vincent.  During the period prior to May 10, 2007, Dr. Gitenstein served as Chairperson of the Nominating and Governance Committee. The Nominating and Governance Committee held one (1) meeting during the fiscal year ended December 31, 2006.

Investment Review Committee. The Board has established two Investment Review Committees to, among other things, monitor the investment performance of the Portfolios and make recommendations to the Board with respect to the Portfolios.

The Investment Review Committee for the Domestic Equity Funds currently consists of four (4) Independent Directors and one (1) Director who is an “interested person of the Portfolios,” as defined in the 1940 Act. The following Directors serve as members of the Investment Review Committee for the Domestic Equity Funds:  Ms. Chadwick, Dr. Gitenstein and Messrs. Putnam, Earley and Turner.  Ms. Chadwick serves as Chairperson of the Domestic Equity Funds Investment Review Committee.

Prior to May 10, 2007, the Investment Review Committee for the Domestic Equity Funds was comprised of (5) Independent Directors and one (1) Director who is an “interested person,” as defined in the 1940 Act, of the Portfolios.  During the period prior to May 10, 2007, the following Directors served as members of the Investment Review Committee for the Domestic Equity Funds:  Ms. Chadwick and Messrs. Patton, Putnam, Earley, Turner and Vincent.   Mr. Vincent served as Chairperson of the Investment Review Committee for the Domestic Equity Funds. The Investment Review Committee for the Domestic Equity Funds held six (6) meetings during the fiscal year ended December 31, 2006.

The Investment Review Committee for the International/Balanced/Fixed Income Funds currently consists of four (4) Independent Directors. The following Directors serve as members of the Investment Review Committee for the International/Balanced/Fixed Income Funds: Ms. Pressler and Messrs. Kenny, Boyer and Vincent.  Mr. Boyer serves as Chairperson of the  International/Balanced/Fixed Income Funds  Investment Review Committee.

Prior to May 10, 2007, the Investment Review Committee for the International/Balanced/Fixed Income Funds consisted of four (4) Independent Directors.  During the period prior to May 10, 2007, the following Directors served as members of the Investment Review Committee for the International/Balanced/Fixed Income Funds: Ms. Pressler and Dr. Gitenstein and  Messrs. Kenny and Boyer.   Mr. Boyer served as Chairperson of the Investment Review Committee for the International/Balanced/Fixed Income Funds.

The Investment Review Committee for the International/Balanced/Fixed Income Funds held seven (7) meetings during the fiscal year ended December 31, 2006.

Effective May 10, 2007, the functions of the Board’s Valuation, Proxy and Brokerage Committee were combined with the functions of the Compliance Committee.  As a result of this combination, the functions of the Compliance Committee now include determining the value of securities held by the Portfolios for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the investment adviser’s usage of the Company’s brokerage and the adviser’s compliance with changing regulations regarding the allocation of brokerage for services (other than pure trade executions).

The Compliance Committee currently consists of four (4) Independent Directors:  Messrs. Boyer, Kenny and Vincent and Ms. Pressler.   Mr. Kenny currently serves as Chairperson of the Compliance Committee.

Prior to May 10, 2007, the Compliance Committee consisted of five (5) Independent Directors:  Messrs. Boyer, Earley, Putnam, Kenny and Patton.  Mr. Kenny served as Chairperson of the Compliance Committee during the period prior to May 10, 2007.

The Compliance Committee held four (4) meetings during the fiscal year ended December 31, 2006.

Compliance Committee. The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Portfolio.  The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO.  The Board also oversees quarterly compliance reporting.

Contracts Committee. The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the ING Funds.  The responsibilities of the Contracts Committee include, among other things:  (1) identifying the scope and format of information to be provided by services providers in connection with contract renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Directors; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Directors its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Directors relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Directors specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Directors.  The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans.

The Contracts Committee currently consists of five (5) Independent Directors. The following Directors serve as members of the Contacts Committee: Mses. Chadwick and Pressler and Messrs. Boyer, Vincent and Putnam.  Ms. Pressler serves as Chairperson of the Contracts Committee.

Prior to May 10, 2007, the Contracts Committee consisted of six (6) Independent Directors.  The following Directors served as members of the Contracts Committee: Mses. Chadwick and Pressler and Messrs. Boyer, Putnam Vincent and Kenny.  During the period prior to May 10, 2007, Ms. Pressler served as Chairperson of the Contracts Committee.

The Contracts Committee held seven (7) meetings during the fiscal year ended December 31, 2006.

Compensation of Directors

A new compensation policy went into effect July 1, 2007.  Pursuant to this policy, each Director is reimbursed for expenses incurred in connection with each meeting of the Board or any Committee attended.  Further, each Independent Director is compensated for his or her services, on a quarterly basis, according to a fee schedule adopted by the Board.  The fee schedule consists of an annual retainer, and does not include additional compensation for attendance at regular or special Board and Committee meetings.  Further, Committee Chairpersons receive an additional annual retainer for their services in that capacity.

The Portfolio pays to each Director who is not an interested person of the Portfolio a pro rata share of an annual retainer of $200,000.  The Portfolio also pays a pro rata portion of the following fees:  (i) Mr. Vincent, as Chairperson of the Board, receives an additional annual retainer of $75,000; (ii) Msses. Chadwick and Pressler and Messrs. Earley, Boyer(1) and Kenny, as Chairpersons of Committees of the Board, each receives an additional annual retainer of $40,000, $60,000, $30,000, $50,000 and $30,000, respectively; and (iii) the Directors’ out-of-pocket expenses for attendance at Board meetings.  The pro rata share paid by each Portfolio is based on each Portfolio’s average net assets, computed as a percentage of the average net assets of all the funds managed by the Adviser or its affiliate, Directed Services, LLC, for which the Directors serve in common as Directors.

Prior to July 1, 2007 each Director was reimbursed for expenses incurred in connection with each meeting of the Board or any Committee meeting attended.  Each Independent Director was compensated for his or her services according to a fee schedule adopted by the Board and received a fee that consisted of an annual retainer and a meeting fee component.

Each Portfolio paid each Director who was not an interested person a pro rata share, as described below of:  (i) an annual retainer of $45,000 (Msses. Chadwick and Pressler and Messrs. Earley, Boyer, Kenny, Vincent and Dr. Gitenstein(1), as Chairpersons of Committees of the Board, each received an additional annual retainer of $10,000, $15,000, $20,000, $20,000, $10,000, $20,000 and $10,000(1), respectively) and Mr. Patton, as Chairperson of the Board, received an additional annual retainer of $30,000; (ii) $7,000 for each in person meeting of the Board (Mr. Patton, as Chairperson of the Board, received an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any committee meeting (Chairpersons of Committees of the Board received an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses.  The pro rata share paid by each Portfolio is based on each Portfolio’s average net assets as a percentage of the average net assets of all the funds managed by the Investment Adviser or its affiliate, ING Investments, LLC, for which the Directors serve in common as Directors/Trustees.

The following table sets forth information provided by the Solution Portfolios’ investment adviser regarding compensation of Directors by each Portfolio and other funds managed by DSL and its affiliates for the fiscal year ended December 31, 2006.  Officers of the Company and Directors who are interested persons of the Company do not receive any compensation from a Portfolio or any other funds managed by the adviser or its affiliates.

(1)           Mr. Boyer receives an annual retainer of $40,000 for his services as the Chairperson of the Investment Review Committee – International/Balanced/Fixed Income, and he may receive up to $10,000 for his services as the Chairperson of the Nominating and Governance Committee.  The $2,500 retainer payable to Mr. Boyer each quarter for his services to the Nominating and Governance Committee is paid only if the Committee has been active for that quarter.  If the Nominating and Governance Committee has been active during all four quarters in a given year, the Chairperson will receive the full annual retainer of $10,000.

(2)           The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and GovernancCommittee has been active for that quarter.  The compensation per quarter to the Chairperson is $2,500, which if the Nominating and Governance Committee has been active for all four quarters, will result in the Chairperson receiving the full annual retainer of $10,000.

Compensation Table(1)

The following table describes the compensation received by the Directors for the fiscal year ended December 31, 2006.

	Aggregate Compensation From Solution Portfolios			Pension or Retirement		Total Compensation
Name of Person, Position	ING Solution Growth and Income Portfolio	ING Solution Growth Portfolio	ING Solution Income Portfolio	Benefits Accrued As Part of Company Expenses	Estimated Annual Benefits Upon Retirement (1)	From Registrant and Company Complex Paid to Directors (2)(3)
John V. Boyer Director	$682	$682	$78	N/A	N/A	$200,000
Patricia W. Chadwick Director	$488	$488	$61	N/A	N/A	$143,000

Patrick W. Kenny Director	$607	$607	$69	N/A	N/A	$178,000
Walter H. May(4) Director	$593	$593	$68	N/A	N/A	$174,000
Thomas J. McInerney(5) Director	N/A	N/A	N/A	N/A	N/A	N/A
Jock Patton(8) Director	N/A	N/A	$82	N/A	N/A	$208,000
Sheryl K. Pressler Director	$529	$529	$62	N/A	N/A	N/A
David W.C. Putnam Director	$467	$467	$53	N/A	N/A	$137,000

John G. Turner (6) Director	N/A	N/A	N/A	N/A	N/A	N/A
Richard A. Wedemeyer(7) Director	$1,061	$1,061	$19	N/A	N/A	$311,050
Barbara Gitenstein Director	$532	$532	$60	N/A	N/A	$156,000
J. Michael Earley Director	$539	$539	$66	N/A	N/A	$158,000
Roger Vincent Director	$720	$720	$80	N/A	N/A	$211,000

(1)          The ING Funds have adopted a retirement policy under which a Director who has served as an Independent Director for five years or more will be paid by ING Funds at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Director for one year of service.  A Director may elect to receive payment of his or her retirement benefit in a lump sum or in three substantially equal payments.   If no such election is made, the retirement benefit will be paid in one lump sum.

(2)   Represents compensation from [176] funds (total in complex as of December 31, 2006).

(3)   Director compensation includes compensation paid by Funds that are not discussed in the Prospectus or SAI.

(4)   Retired from the Board effective January 11, 2007.

(5)   Resigned from the Board effective April 28, 2006.

(6)   “Interested Person” as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of the investment adviser, and the Distributor, ING Funds Distributor, LLC.  Officers and Directors who are interested persons do not receive any compensation from the Company.

(7)   Retired as a Director on May 25, 2006.

(8)   Retired as a Director on June 30, 2007.

Ownership of Portfolio Shares

In order to further align the interests of the Independent Directors with shareholders, it is the policy of the Board for Independent Directors to own beneficially, directly or indirectly, shares of one or more funds in the ING Family of Funds at all times (“Policy”).  For purposes of the Policy, indirect beneficial ownership of Portfolio shares includes: (a) ownership of Variable Contracts whose proceeds are invested in a Portfolio; and (b) shares associated with amounts deferred under the Portfolios’ deferred compensation plan.

Under this policy, the initial value of investments in the ING Family of Funds that are directly or indirectly beneficially owned by a Director must equal at least $50,000.  Existing Directors shall have a reasonable amount of time from the date of adoption of the Policy in order to satisfy the foregoing requirements.  A new Director shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Director.  A decline in the value of any fund investments will not cause a Director to have to make any additional investments under this Policy.

The following table describes each Director’s ownership of equity securities of a Portfolio overseen by the Directors and the aggregate holdings of shares of equity securities of all Portfolios for the calendar year ended December 31, 2006.

	Dollar Range of Equity Securities in Each Portfolio			Aggregate Dollar Range of
Name of Director	ING Solution Growth and Income Portfolio	ING Solution Growth Portfolio	ING Solution Income Portfolio	Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Independent Directors
John V. Boyer	$0	$0	$0	N/A
Patricia W. Chadwick	$0	$0	$0	Over $100,000
J. Michael Earley	$0	$0	$0	$50,001 - $100,000
R. Barbara Gitenstein	$0	$0	$0	$50,001 - $100,000
Patrick W. Kenny	$0	$0	$0	$10,001 - $50,000 and $50,001 - $100,000(1)
Walter H. May(2)	$0	$0	$0	Over $100,000
Jock Patton(3)	$0	$0	$0	Over $100,000
Sheryl K. Pressler	$0	$0	$0	$50,001 - $100,000(1)
David W. C. Putnam	$0	$0	$0	Over $100,000
Roger B. Vincent	$0	$0	$0	Over $100,000 and $50,001 - $100,000(1)
Director who is an “Interested Persons”
John G. Turner	$0	$0	$0	Over $100,000

(1)  Funds held in Deferred Compensation Account.

(2)  Retired as a Director on January 11, 2007.

(3)  Retired as a Director effective June 30, 2007.

Independent Director Ownership of Securities

Set forth in the table below is information regarding each Independent Director’s (and his or her immediate family members) share ownership in securities of the Company’s investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Solution Portfolios (not including registered investment companies) as of December 31, 2006.

Name of Director	Name of Owners And Relationship To Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Independent Directors
John V. Boyer	N/A	N/A	N/A	N/A	N/A
Patricia W. Chadwick	N/A	N/A	N/A	N/A	N/A
J. Michael Earley	N/A	N/A	N/A	N/A	N/A
R. Barbara Gitenstein	N/A	N/A	N/A	N/A	N/A
Patrick W. Kenny	N/A	N/A	N/A	N/A	N/A
Walter H. May(1)	N/A	N/A	N/A	N/A	N/A
Jock Patton(2)	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler	N/A	N/A	N/A	N/A	N/A
David W. C. Putnam	N/A	N/A	N/A	N/A	N/A
Roger B. Vincent	N/A	N/A	N/A	N/A	N/A

(1)             Retired as a Director on January 11, 2007.

(2)             Retired as a Director on June 30, 2007.

CODE OF ETHICS

The Solution Portfolios’ Board, DSL (as Adviser) and the Distributor (as principal underwriter) have  adopted a Code of Ethics or written supervisory procedures (in accordance with Rule 17j-1 under the 1940 Act) governing personal trading by persons who manage, or who have access to trading activity by a Portfolio (“Codes”).  The Codes allow trades to be made in securites that may be held by a Portfolio, however, they prohibit a person from taking advantage of Portfolio trades or from acting on inside information.  Information about these Codes may be obtained by calling the Commission’s Public Reference Room at 1-202-942-8090.  Copies of the Codes may also be obtained on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov.  Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Solution Portfolios’ portfolio securities.  The Company’s proxy voting procedures provide that funds-of-funds, including the Solution Portfolios, will “echo” vote their interests in Underlying Funds.  This means that, if a Portfolio must vote on a proposal with respect to an Underlying Fund, the Portfolio will vote its interest in that Underlying Fund in the same proportion that all other shareholders in the Underlying Fund voted their interests.  The procedures delegate to the adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest.  In delegating voting authority to DSL, the Board has also approved the adviser’s proxy voting procedures, which require the adviser to vote proxies in accordance with the Company’s proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  In addition, the Board established the Valuation, Proxy and Brokerage Committee to oversee the implementation of the Company’s proxy voting procedures.  A copy of the proxy voting procedures and guidelines of the Company, including the proxy voting procedures of the adviser, is attached hereto as Appendix B.  Information regarding how the Solution Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30 is available no later than August 31 of each year through the ING Funds’ website at http://www.ingfunds.com or by accessing the SEC’s EDGAR database at http://www.sec.gov.

DISCLOSURE OF THE SOLUTION PORTFOLIOS’ PORTFOLIO SECURITIES

The Solution Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis.   This schedule is filed with the Solution Portfolios’ annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, each Portfolio posts its portfolio holdings schedule on ING’s website on a month-end basis and makes it available 30 days after the end of the previous calendar month.  The portfolio holdings schedule is as of the last day of the calendar month (e.g., the Solution Portfolios will post the month-end June 30 holdings on July 30).  Each Portfolio also compiles a list composed of its ten largest holdings. (“Top Ten”).  This information is produced monthly, and is made available on ING’s website, on the tenth day of each month.  The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Solution Portfolios’ shares and most third parties may receive the Portfolios’ annual or semi-annual shareholder reports, or view on ING’s website, the Portfolios’ portfolio holdings schedule.  The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products, variable annuity contracts and other products offered to Qualified Plans.

Other than in regulatory filings or on ING’s website, a Portfolio may provide its portfolio holdings to certain unaffiliated third parties and affiliates when the Portfolio has a legitimate business purpose for doing so.  Unless otherwise noted below, a Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided.  Specifically, a Portfolio’s disclosure of its portfolio holdings may include disclosure:

•                  to the Solution Portfolios’ independent registered public accounting firm, named herein, for use in providing audit opinions;

•                  to financial printers for the purpose of preparing Portfolio regulatory filings;

•                  for the purpose of due diligence regarding a merger or acquisition;

•                  to a new adviser or sub-adviser prior to the commencement of its management of the Solution Portfolios;

•                  to rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor’s, such agencies may receive more raw data from the Portfolio than is posted on the Portfolio’s website;

•                  to consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Solution Portfolios;

•                  to service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Solution Portfolios; or

•                  to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio shareholders.

In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Company’s Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Solution Portfolios’ portfolio securities is in the best interests of Portfolio shareholders, including procedures to address conflicts between the interests of the Portfolios’ shareholders, on the one hand, and those of the Portfolios’ investment adviser, principal underwriter or any affiliated person of the Portfolios, their investment adviser, or their principal underwriter, on the other.  Such Policies authorize the Solution Portfolios’ administrator to implement the Company’s Board’s policies and direct the administrator to document the expected benefit to shareholders.  Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Solution Portfolios’ shareholders.  Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, principal underwriter and their affiliates.  The Company’s Board has authorized the senior officers of the Solution Portfolios’ administrator to authorize the release of the Portfolios’ portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies.  The Solution Portfolios’ administrator reports quarterly to the Board regarding the implementation of the Policies.

The Solution Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios’ portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
Institutional Shareholder Services, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Company’s Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Solution Portfolios and their shareholders.  The Company’s Board must approve any material change to the Policies.  The Policies may not be waived, or exceptions made, without the consent of ING’s Legal Department.  All waivers and exceptions involving any of the Solution Portfolios will be disclosed to the Company’s Board no later than its next regularly scheduled quarterly meeting.  No compensation or other consideration may be received by the Solution Portfolios, DSL, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Shares of the Portfolios will be owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts (“VA Contracts”) and variable life insurance contracts (“VLI Contracts”), to qualified pension and retirement plans outside the separate accounts context, to investment advisers and their affiliates in connection with the creation or management of the Solution Portfolios and certain other investment companies. ING Life Insurance and Annuity Company may be deemed a control person of the Company in that certain of its separate accounts hold more than 25% of the shares of ING Solution Income Portfolio.  Similarly, ING National Trust may be deemed a control person in that it holds more than 25% of the shares of ING Solution Income Portfolio as custodian for certain qualified retirement plans.

Because  ING Solution Growth and Income Portfolio and ING Solution Growth Portfolio had not commenced operations as of the date of the SAI, no persons owned of record or beneficially owned 5% or more of the outstanding shares of those Portfolios. As of June 22, 2007, the following owned of record or, to the knowledge of the Company, beneficially owned 5% or more of the outstanding shares of ING Solution Income Portfolio:

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING Solution Income	ING National Trust, 151 Farmington Avenue TN41, Hartford, CT 06156	Adviser Class	13%	5%
ING Solution Income	ING Life Insurance & Annuity Company 151 Farmington Avenue, Hartford, CT 06156	Adviser Class	87%	33%
ING Solution Income	ING National Trust, 151 Farmington Avenue TN41, Hartford, CT 06156	Initial Class	76%	5%

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING Solution Income	ING Life Insurance & Annuity Company 151 Farmington Avenue, Hartford, CT 06156	Initial Class	24%	2%
ING Solution Income	ING National Trust, 151 Farmington Avenue TN41, Hartford, CT 06156	Service Class	7%	4%
ING Solution Income	ING Life Insurance & Annuity Company 151 Farmington Avenue, Hartford, CT 06156	Service Class	90%	49%
ING Solution Income	ING National Trust, 151 Farmington Avenue TN41, Hartford, CT 06156	Class T	48%	0.8%
ING Solution Income	ING Life Insurance & Annuity Company 151 Farmington Avenue, Hartford, CT 06156	Class T	52%	0.9%

The Directors and Officers of the Company as a group owned 1.5% of the outstanding shares of Solution Income Portfolio as of June 22, 2007.

ADVISER

DSL serves as the adviser to the Solution Portfolios pursuant to an investment advisory agreement between DSL and the Company (“Investment Advisory Agreement”). DSL’s principal address is 1475 Dunwoody Drive, West Chester, PA 19380. DSL is a Delaware limited liability company that is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (“ING Groep”). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. DSL is registered with the SEC as an investment adviser.

Prior to December 31, 2006, ING Life Insurance and Annuity Company (“ILIAC”) served as the investment adviser to the Solution Income Portfolio.  On November 9, 2006, the Board of Directors approved the consolidation of the investment advisory functions of ILIAC into DSL resulting in the assumption by DSL of the Investment Advisory Agreement between the Company and ILIAC.

Under the Investment Advisory Agreement and subject to the authority of the Board of Directors, DSL has the overall responsibility for furnishing continuous investment supervision to the Solution Portfolios and is responsible for the management of the Solution Portfolios. DSL is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of each Portfolio’s assets and the purchase and sale of portfolio securities for each Portfolio. The Investment Advisory Agreement provides that DSL is not subject to liability to the Company for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.

The Investment Advisory Agreement provides that DSL shall pay (a) the salaries, employment benefits and other related costs of those of its personnel engaged in providing investment advice to the Solution Portfolios, including, without limitation, office space, office equipment, telephone and postage costs and (b) any fees and expenses of all Directors, officers and employees, if any, of the Company who are employees of DSL or an affiliated entity and any salaries and employment benefits payable to those persons.

The Investment Advisory Agreement has an initial term of just under two years and provides that it will remain in effect from year-to-year thereafter if approved annually by a majority vote of the Directors, including a majority of the Directors who are not “interested persons” as that term is defined in the 1940 Act, of the Company or of ING, in person at a meeting called for that purpose. The Investment Advisory Agreement may be terminated as to a particular Portfolio without penalty at any time on sixty days written notice by: (i) the Directors; (ii) a majority vote of the outstanding voting securities of that Portfolio; or (iii) DSL. The Agreement terminates automatically in the event of assignment.

Approval of Investment Advisory Agreement

In considering the Investment Advisory Agreement, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel, and their own business judgment, to be relevant. For information regarding the basis for the Board’s approval of the investment advisory agreement for Solution Growth and Income Portfolio and Solution Growth Portfolio, please refer to the annual shareholder report dated December 31, 2007. For information regarding the basis for the Board’s approval of the investment advisory agreement for Solution Income Portfolio, please refer to the annual shareholder report dated December 31, 2006.

Advisory Fees

As compensation for its services under the Investment Advisory Agreement, each Portfolio pays DSL, expressed as an annual rate, a monthly fee in arrears equal to the following as a percentage of the Portfolio’s average daily net assets during the month:

ING Solution Growth and Income Portfolio	0.10%
ING Solution Growth Portfolio	0.10%
ING Solution Income Portfolio	0.10%

Out of its advisory fee, DSL pays ING Investment Management Co. (“Consultant”) a consulting fee equal to the percentages set out in the following percentages based on each Portfolio’s average daily net assets:

0.03% of the first $500 million

0.025% of the next $500 million

0.02% of the next $1 billion and

0.01% over $2 billion.

Total Advisory Fees Paid

Because ING Solution Growth and Income Portfolio and ING Growth Portfolio had not commenced operations as of fiscal year ended December 31, 2006, no fees were paid by those Portfolios to DSL under the Investment Advisory Agreement for fiscal year ended December 31, 2006.

The following chart sets forth the total amounts ING Solution Income Portfolio paid to ILIAC, predecessor to DSL, for the fiscal years ended December 31, 2006 and December 31, 2005.  Because ING Solution Income Portfolio had not commenced operations as of the fiscal year ended December 31, 2004, no fees were paid to ILIAC under the Investment Advisory Agreement for the fiscal year ended December 31, 2004.

Portfolio	2006	2005	2004
ING Solution Income Portfolio	$24,303	$226	N/A

Expense Limitation Agreements

DSL has entered into expense limitation agreements with the Solution Portfolios pursuant to which DSL has agreed to waive or limit its fees.  In connection with these agreements and certain U.S. tax requirements, DSL  will assume other expenses so that the total annual ordinary operating expenses of these Portfolios (which excludes interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio’s business, and expenses of any counsel or other persons or services retained by the Solution Portfolios’ Directors who are not “interested persons” (as defined in the 1940 Act) of the DSL or any Sub-Adviser do not exceed the limits set forth below of the Portfolio’s average daily net assets, subject to possible recoupment by DSL within three years:

Portfolio	Adviser Class	Service Class	Initial Class
ING Solution Growth and Income	0.62%	0.37%	0.12%
ING Solution Growth	0.62%	0.37%	0.12%
ING Solution Income	0.62%	0.37%	0.12%

Each Portfolio may at a later date reimburse DSL for management fees waived and other expenses assumed by DSL during the previous thirty-six (36) months, but only if, after such reimbursement, the Portfolio’s expense ratio does not exceed the percentage described above.  DSL will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.

The expense limitation agreement provides that the expense limitation shall continue until May 1, 2009 except for ING Solution Income Portfolio.  The expense limitation for ING Solution Income Portfolio shall continue until April 30, 2008.  The expense limitations are contractual and, after the initial term, shall renew automatically for one-year terms unless DSL provides written notice of termination of the agreement to the Independent Chairperson of the Board within ninety (90) days’ of the end of the then-current term for that Portfolio or upon termination of the Investment Management Agreement.  Each Expense Limitation Agreement may also be terminated by the Company, without payment of any penalty, upon written notice to DSL at its principal place of business within ninety (90) days’ of the end of the then-current term for a Portfolio.

INVESTMENT COMMITTEE

An Investment Committee of DSL reviews the allocation of each Portfolio’s assets. The Investment Committee is responsible for the day-to-day management of the Solution Portfolios. No member of the Investment Committee is solely responsible for making recommendations for Portfolio purchases or sales or asset allocation recommendations.

The Investment Committee consists of the following persons:  William A. Evans, Michael J. Roland and Stan Vyner.

William A. Evans, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Michael J. Roland has been Executive Vice President, ING Funds since 2002 and Executive Vice President, ING Investments, LLC, since 2001.  Mr. Roland has been with ING since June of 1998 and has held various positions within ING relating to ING’s mutual funds administration.

Stanley D. Vyner is Chief Investment Risk Officer.  Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING’s assets under management.

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts overseen by each member of the investment committee as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Investment Committee Member	Number of Accounts*	Total Assets	Number of Accounts*	Total Assets	Number of Accounts*	Total Assets
William A. Evans	3	$7,466,450,524	0	0	0	0
Michael J. Roland	N/A	N/A	N/A	N/A	N/A	N/A
Stanley D. Vyner	3	$7,466,450,524	0	0	0	0

*  None of these accounts have an advisory fee based on the performance of the account.

Potential Conflict of Interest

Potential conflicts of interest may arise in the Investment Committee Members’ management of the Portfolios.  The Investment Committee may be subject to competing interests that have the potential to influence its decision making with regard to the allocation of Portfolio assets.  For example, one Underlying Fund may pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with DSL, while others do not.  Therefore, the Investment Committee may have an incentive to allocate Portfolio assets in a manner that benefits DSL’s or an affiliate’s interests, or the interests of an Underlying Fund in addition to or in lieu of the Portfolio’s interests.  In addition, the Investment Committee may believe that certain Underlying Funds may benefit from additional assets or could be harmed by redemptions.

Compensation Structure of Investment Committee Member

An Investment Committee Member’s compensation consists of: (a) base pay in the form of a fixed annual salary; (b) bonus which is based on several factors including the individual’s performance rating, the performance of the ING entity that employs the Member, and the performance of ING Groep N.V. and its subsidiaries in the United States; and (c) long-term equity awards tied to the performance of the parent company, ING Groep N.V.  The Investment Committee Members each have substantial additional duties for the entity that employs him or her, or to the Board of Directors of the ING Funds.  Thus, their individual performance ratings will be based in large part on services other than the Committee, although the value of the assets held in the Portfolios and the performance of the Portfolios may be a factor in a Member’s job performance rating.

Based on job function, internal comparators and external market data, Investment Committee Members participate in the ING Long-Term Incentive Plan.  The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

The Investment Committee Members earning $125,000 or more in base salary compensation may participate in ING’s deferred compensation plan.  The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at annual fixed interest rates.  Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

The Investment Committee Members participate in ING’s Pension and Retirement Plans, which are available generally to all salaried employees.

Investment Committee Member Ownership of Securities

The following table shows the dollar range of shares of each Portfolio owned by each investment committee member as of December 31, 2006, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Investment Committee Member	Portfolio Shares Owned
William A. Evans	None
Michael J. Roland	None
Stan Vyner	None

ADMINISTRATOR

The Administrative Services Agreement - Pursuant to an Administrative Services Agreement between the Company and ING Funds Services, LLC (“IFS”), IFS has agreed to provide all administrative services in support of the Solution Portfolios and is responsible for the supervision of the Company’s other service providers.  The Administrative Services Agreement will remain in effect from year-to-year if approved annually by a majority of the Directors. It may be terminated by either party on sixty days’ written notice.   As compensation for its services, IFS receives a monthly fee from each Portfolio at an annual rate of 0.02% based on the average daily net assets of each Portfolio.

Because ING Solution Growth and Income Portfolio and ING Solution Growth Portfolio had not commenced operations as of fiscal year ended December 31, 2006, no fees were paid to IFS under the Administrative Services Agreement for fiscal years ended December 31, 2006.

The following chart sets forth the total amounts ING Solution Income Portfolio paid to IFS for the fiscal years ended December 31, 2006 and December 31, 2005.  Because the Solution Portfolios had not commenced operations as of the fiscal year ended December 31, 2004, no fees were paid to IFS under the Administrative Services Agreement for the fiscal year ended December 31, 2004.

Portfolio	2006	2005	2004
ING Solution Income Portfolio	$4,860	$46	N/A

CUSTODIAN

The Bank of New York (“BONY”), One Wall Street, New York, New York, 10286 serves as custodian of the assets of the Company.  BONY takes no part in the decisions relating to the purchase or sale of a Portfolio’s portfolio securities.

TRANSFER AGENT

DST Systems, Inc., 330 West 9th Street, Kansas City, Missouri, 64141 serves as transfer agent to the Company.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as the independent registered public accounting firm for the Solution Portfolios. KPMG LLP provides audit services, tax return preparation assistance and consultation in connection with SEC filings. KPMG LLP is located at 99 High Street, Boston, Massachusetts 02110.

LEGAL COUNSEL

 Dechert LLP, 1775 I Street, NW, Washington, D.C. 20006, will pass upon legal matters for the Solution Portfolios in connection with the offering of their shares.

PRINCIPAL UNDERWRITER

The Company has entered into an underwriting agreement (“Underwriting Agreement”) pursuant to which ING Funds Distributor (“Distributor”), 7337 East Doubletree Ranch Road Scottsdale, Arizona  85258, a subsidiary of ING, as agent, serves as principal underwriter for the continuous offering of shares of the Solution Portfolios. The Underwriting Agreement may be continued from year to year if approved annually by the Directors or by a vote of holders of a majority of each Portfolio’s shares, and by a vote of a majority of the Directors who are not “interested persons” of the Distributor, or the Company, appearing in person at a meeting called for the purpose of approving such Underwriting Agreement. The Underwriting Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days’ written notice by the Directors or the Distributor or by vote of holders of a majority of a Portfolio’s shares without the payment of any penalty. The Distributor has agreed to use its best efforts to solicit orders for the purchase of shares of all the Solution Portfolios, although it is not obligated to sell any particular amount of shares. The Distributor shall be responsible for any costs of printing and distributing prospectuses and SAIs for prospective shareholders and such other sales literature, reports, forms and advertisements as it elects to prepare. The Company shall be responsible for the costs of registering the shares with the SEC and for the costs of preparing prospectuses and SAIs and such other documents as are required to maintain the registration of the shares with the SEC as well as their distribution to existing shareholders.  The Distributor does not receive compensation for providing services under the Agreement.

BROKERAGE ALLOCATION AND TRADING POLICIES(1)

Subject to the direction of the Board, the Adviser has responsibility for making the Solution Portfolios’ investment decisions, for effecting the execution of trades for the Solution Portfolios and for negotiating any brokerage commissions thereof. It is the policy of the Adviser to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a brokerage firm’s capital position), research and other services related to execution; the relative priority given to these factors will depend on all of the circumstances regarding a specific trade. In implementing their trading policy, the Adviser may place a Portfolio’s transactions with such brokers or dealers and for execution in such markets as, in the opinion of the Adviser, will lead to the best overall quality of execution for the Portfolio. The Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios, and not the Adviser.  The Adviser may receive a variety of brokerage and research services from brokerage firms that execute trades on behalf of the Solution Portfolios. These services may benefit the Adviser and/or advisory clients other than the Solution Portfolios. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Portfolio and other investment companies and accounts, services related to the execution of trades in a Portfolio’s securities and advice as to the valuation of securities. The Adviser may consider the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Portfolio’s securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction.  The Adviser’s policy in selecting a broker to effect a particular transaction is to seek to obtain “best execution,” which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions that are reasonable in relation to the value of the services provided by the broker, taking into consideration research and other services provided. When the Adviser believes that more than one broker can provide best execution, preference may be given to brokers who provide additional services to the Adviser.

Consistent with securities laws and regulations, the Adviser may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions; or (2) by means of separate, non-commission payments. The Adviser’s judgment as to whether and how they will obtain the specific brokerage and research services will be based upon their analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect the Adviser’s opinion as to which services and which means of payment are in the long-term best interests of a Portfolio. The Solution Portfolios may effect brokerage transactions in portfolio securities through affiliates of the Adviser. When a Portfolio enters into a transaction with any such person, the transaction will comply with Rule 17e-1 under the 1940 Act and the policies and procedures adopted by the Board pursuant to Rule 17e-1. Certain officers of the Adviser also manage their own securities portfolios and those of their affiliates. Further, the Adviser also acts as an investment adviser to other client accounts, and other investment companies registered under the 1940 Act and other client accounts.

(1) For purposes of this section, the discussion relating to investment decisions made by the Adviser with respect to a Portfolio also includes investment decisions made by a sub-adviser with respect to an Underlying Fund. For convenience, only the terms Adviser and Portfolio are used.

To the extent the Adviser desires to buy or sell the same publicly traded security at or about the same time for more than one client, the purchases or sales will normally be aggregated and allocated in a fair and equitable manner, taking into consideration the respective investment objectives of the clients, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for those transactions. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by a Portfolio.

The Board has adopted a policy allowing trades to be made between a Portfolio and a registered investment company or series thereof that is an affiliated person of the Portfolio (and certain non-investment company affiliated persons) provided the transactions meet the terms of Rule 17a-7 under the 1940 Act. Pursuant to this policy, a Portfolio may buy a security from or sell another security to another registered investment company or private advisory account advised the Adviser.

The Board has also approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Portfolio may purchase securities that are offered in underwritings in which an affiliate of the Adviser participates. These procedures prohibit a Portfolio from directly or indirectly benefiting an affiliate of the Adviser affiliate in connection with such underwritings. In addition, for underwritings where an affiliate of the Adviser participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolio(s) could purchase.

Because ING Solution Growth and Income Portfolio and ING Solution Growth Portfolio had not commenced operations as of the fiscal year ended December 31, 2006, no commissions with respect to portfolio transactions were paid to certain brokers because of research services.

Because ING Solution Growth and Income Portfolio and ING Solution Growth Portfolio had not commenced operations as of the fiscal year ended December 31, 2006, no brokerage commissions were paid by the Solution Portfolios.

Because ING Solution Growth and Income Portfolio and ING Solution Growth Portfolio had not commenced operations as of the fiscal year ended December 31, 2006, no affiliated brokerage commissions were paid by the Solution Portfolios.

For the fiscal year ended December 31, 2006, no commissions with respect to portfolio transactions were paid to brokers because of research services for ING Solution Income Portfolio.

For the fiscal year ended December 31, 2006, ING Solution Income Portfolio paid no brokerage commissions.

For the fiscal year ended December 31, 2006, ING Solution Income Portfolio paid no affiliated brokerage commissions.

DESCRIPTION OF SHARES

The Company is organized as a Maryland corporation.  The Articles of Incorporation authorize the Company to issue thirteen billion six hundred million (13,600,000,000) shares of common stock with a par value of $.001 per share. The shares are non-assessable, transferable, redeemable and do not have pre-emptive rights or cumulative voting rights. The shares may be issued as whole or fractional shares and are uncertificated. The Articles of Incorporation authorize the Directors to create and classify shares of Capital Stock into one or more classes of shares.  The Directors have classified shares of each of the ING

Solution Growth and Income Portfolio and ING Solution Growth Portfolio into three classes: Adviser Class shares, Initial Class shares and Service Class shares. The Directors have classified shares of ING Solution Income Portfolio into four classes: Adviser Class shares, Initial Class shares, Service Class shares and Class T shares.

Shares of each class of each Portfolio represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, Class T shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum. The Distributor has agreed to waive a portion of the distribution fee for Class T shares. The expense waiver will continue through at least May 1, 2008, but in any event, the Company will notify shareholders if it intends to pay the Distributor more than 0.45% (not to exceed 0.50% under the current 12b-1 Plan) in the future.

Each Initial Class share, Service Class share, Adviser Class share and Class T shares represents interests in the same portfolio of investments of the particular Portfolio, and shall be identical in all respects, except for the impact of expenses, voting, exchange privileges, the designation of each class of shares of a Portfolio, and any different shareholder services relating to a class of shares.  Expenses assessed to the Adviser Class or Class T are borne exclusively by the Adviser Class or Class T pursuant to a 12b-1 Plan adopted for that class, and expenses assessed pursuant to Shareholder Servicing Plans are borne by the Service Class, Adviser Class and Class T, respectively.  Any other incremental expenses identified from time to time will be properly allocated to one class as long as any changes in expense allocations are reviewed and approved by a vote of the Board of Directors, including a majority of the non-interested directors.  The Adviser Class shall vote separately on any matter submitted to shareholders that pertains to the Rule 12b-1 Plan adopted for that class, or any class expense borne by that class where required by the 1940 Act or other applicable law.

Initial Class shares of a Portfolio are intended for distribution networks including non-qualified annuity and life insurance contracts and qualified retirement plans offered through an annuity contract, as well as qualified retirement plans offered through a custodial account where the sale is made on a direct basis without the involvement of a financial intermediary, or where the qualified retirement plan has assets of $50 million or more. Initial Class shares of a Portfolio are offered without a sales charge, a shareholder servicing fee or a distribution fee.

Service Class shares of a Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account.  Service Class shares of a Portfolio are offered without a sales charge but are subject to a shareholder servicing fee payable to Service Organizations for providing administrative services to shareholders pursuant to the Shareholder Servicing Plan adopted for the Service Class which shall not initially exceed 0.25% (on an annual basis) of the average daily net asset value of the respective Portfolio’s Service Class held by customers of such Service Organizations.

Adviser Class shares of a Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account.  Adviser Class shares of a Portfolio are offered without a sales charge but are subject to a distribution fee payable pursuant to a 12b-1 Plan adopted for the Adviser Class in the amount of 0.25% (on an annualized basis) of the respective Portfolio’s Adviser Class.

Class T shares of ING Solution Income Portfolio are intended for 401(k) plans through ING’s U.S. retirement markets business.  Class T shares of a Portfolio are offered without a sales charge but are subject to a distribution fee payable pursuant to a 12b-1 Plan adopted for Class T shares in the amount of 0.50% (on an annualized basis) of the respective Portfolio’s Class T shares.

The 12b-1 Plan is a compensation plan that provides for the payment of a specified fee without regard to the expenses actually incurred. The Company also may pay securities dealers, brokers, financial institutions or other industry professionals (individually a “Service Organization” and collectively “Service Organizations”) for providing distribution assistance pursuant to a Distribution Services Agreement under the 12b-1 Plan.  Such amount may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Adviser Class Shares, including, but not limited to:  compensation to and expenses of employees of the Distributor who engage in or support distribution of the Adviser Class Shares, including overhead and telephone expenses; printing of prospectuses and reports for other than existing shareholders; preparation, printing and distribution of sales literature and advertising materials; and compensation to Service Organizations who sell Adviser Class Shares. The Distributor may negotiate with any such Service Organizations the services to be provided by the Service Organization to shareholders in connection with the sale of Adviser Class Shares (“Distribution Services”), and all or any portion of the compensation paid to the Distributor may be reallocated by the Distributor to Service Organizations who sell Adviser Class Shares.

Adviser Class and Class T shares of a Portfolio are further subject to a shareholder servicing fee payable to Service Organizations for providing administrative services to shareholders pursuant to the Shareholder Servicing Plan adopted for Adviser Class and Class T which shall not initially exceed 0.25% (on an annual basis) of the average daily net asset value of the Portfolio’s Adviser Class or Class T held by customers of such Service Organizations.

Shareholders of the Adviser Class shares of each Portfolio are generally entitled to exchange those shares at net asset value for Adviser Class shares of other portfolios that offer Adviser Class shares.  Shareholders of the Adviser Class shares continue to be subject to the Rule 12b-1 Plan fee applicable to Adviser class shares after the exchange.  Shareholders of Service Class shares of each Portfolio are generally entitled to exchange those shares at net asset value for Service Class shares of other portfolios that offer Service Class shares. Shareholders of Initial Class shares of each Portfolio are generally entitled to exchange those shares at net asset value for Initial Class shares of other portfolios that offer Initial Class shares.

The shares may be issued in series or portfolios having separate assets and separate investment objectives and policies. Upon liquidation of a Portfolio, its shareholders are entitled to share pro rata in the net assets of that portfolio available for distribution to shareholders.

Because ING Solution Growth and Income Portfolio and ING Solution Growth Portfolio had not commenced operations as of the fiscal year ended December 31, 2006, no shareholder servicing and 12b-1 fees were paid by each Portfolio as of that date and no distribution expenses for the costs of promotion and distribution were incurred by the Distributor with respect to each Portfolio.

The tables below reflect the shareholder servicing and 12b-1 fees paid by ING Solution Income Portfolio for the fiscal year ended December 31, 2006

Portfolio	Fee Paid Out (in dollars)

	Shareholder Servicing	12b-1

ING Solution Income

Adviser Class	$9,490	$9,490
Service Class	$41,401	—

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to ING Solution Income Portfolio for the fiscal period ended December 31, 2006 were as follows:

Distribution Expenses	Adviser Class	Initial Class	Service Class	Class T
ING Solution Income Portfolio
Advertising	$1	$0	$1	$0
Printing	19	2	25	4
Salaries & Commissions	19,572	1,949	24,507	4,042
Broker Servicing	253	26	319	54
Miscellaneous	720	76	941	169
Total	$20,564	$2,051	$25,794	$4,271

VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors (to the extent hereinafter provided) and on other matters submitted to the vote of the shareholders. Certain shareholders of the Solution Portfolios are the insurance companies for their separate accounts using the Portfolios to fund VA Contracts and VLI Contracts. The insurance company depositors of the separate accounts pass voting rights attributable to shares held for VA Contracts and VLI Contracts through to Contract owners as described in the prospectus for the applicable VA or VLI Contract.

The Directors shall continue to hold office until the Annual Meeting of Shareholders next held after his/her election, or until his/her successor is duly elected and qualified. No annual meeting of the shareholders for the purpose of electing Directors will be held. However, Shareholders holding a majority of outstanding shares may request a special meeting for the purpose of removing and replacing a Director. Vacancies on the Board occurring between any such meetings shall be filled by the remaining Directors. Any Director may also voluntarily resign from office. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors, in which event the holders of the remaining shares will be unable to elect any person as a Director.

Special shareholder meetings may be called when requested in writing by the holders of not less than 50% of the outstanding voting shares of a Portfolio. Any request must state the purposes of the proposed meeting.

The Articles may be amended if duly advised by a majority of the Directors and approved by the affirmative vote of a majority of votes entitled to be cast.

PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield of the Solution Portfolios, and the total return of the Portfolios in advertisements or sales literature.  In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

Quotations of yield for the Solution Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2 [((a-b)/cd  + 1)6 - 1]

where,

a = dividends and interest earned during the period,

b = expenses accrued for the period (net of reimbursements),

c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).  Quotations of total return may also be shown for other periods.  All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

	1	5	10	Since	Date of
	Year	Years	Years	Inception	Inception
ING Solution Income Portfolio
Adviser Class	7.21%	N/A	N/A	6.35%	04/29/05
Initial Class	7.66%	N/A	N/A	6.92%	04/29/05
Service Class	7.37%	N/A	N/A	6.62%	04/29/05
Class T	6.93%	N/A	N/A	5.61%	08/31/05

Performance information for ING Solution Growth and Income Portfolio and ING Solution Growth Portfolio is not provided as the Portfolios had not commenced operations as of the date of this SAI.

NET ASSET VALUE

As noted in the Prospectuses, the NAV and offering price of each class of each Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  Portfolio shares will not be priced on these days. On those days, securities held by an Underlying Fund may nevertheless be actively traded, and the value of a Portfolio’s shares could be indirectly affected. As a general matter, the Solution Portfolios invest in the Underlying Funds which in turn invest directly in securities.  The Solution Portfolios generally rely on the NAVs provided by the Underlying Funds in computing the Portfolios’ NAV. However, the following is information regarding the calculation of NAV for the Underlying Funds and the Solution Portfolios.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in 60 days or less will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price an Underlying Fund would receive if it sold the instrument. See “Shareholder Information - Net Asset Value” in the Prospectuses. The long-term debt obligations held in an Underlying Fund’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself.  Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of an Underlying Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio’s NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available market value quotation for such securities at the time the Portfolio determines its NAV.  In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures.  Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events.  Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations.  An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV.  There can be no assurance that such models accurately reflect the behavior of the applicable markets on the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Solution Portfolios are not obligated to use the fair valuations recommended by such research service, and valuations recommended by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV.

Options on securities, currencies, futures, and other financial instruments purchased by the Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio’s total assets. The Portfolio’s liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio’s net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

TAX STATUS

The following is only a summary of certain additional tax considerations generally affecting each Portfolio that are not described in the Prospectus. The discussions below and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company— Each Portfolio has elected to be taxed and intends to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company (“RIC”), a Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the “Distribution Requirement”), and satisfies certain other requirements of the Code that are described in this section. Distributions by a Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a RIC must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company’s principal business of investing in stock or securities), net income derived from an interest in a qualified publicly traded partnership and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ( “Income Requirement”).

In addition to satisfying the requirements described above, each Portfolio must satisfy an asset diversification test in order to qualify as a RIC. Under this test, at the close of each quarter of a Portfolio’s taxable year, at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other RICs, and securities of other issuers (as to each of which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other RICs), of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument.

If for any taxable year a Portfolio does not qualify as a RIC, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Portfolio’s current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Qualification of Segregated Asset Accounts— Under Code Section 817(h), a variable life insurance or annuity contract will not be treated as a life insurance policy or annuity contract, respectively, under the Code, unless the segregated asset account upon which such contract or policy is based is “adequately diversified.” A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. Specifically, the Treasury Regulations provide that, except as permitted by the “safe harbor” discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the segregated asset account’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. As a safe harbor, a segregated asset account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, U.S. government securities and securities of other regulated investment companies. In addition, a segregated asset account with respect to a variable life insurance contract is treated as adequately diversified to the extent of its investment in securities issued by the United States Treasury.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to “look through” the RIC to its pro rata portion of the RIC’s assets, provided that the shares of such regulated investment company are generally held only by segregated asset accounts of insurance companies, certain qualified pension and retirement plans and certain fund managers in connection with the creation or management of a Portfolio (a “Closed Fund”).

If the segregated asset account upon which a variable contract is based is not “adequately diversified” under the foregoing rules for each calendar quarter, then (a) the variable contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not “adequately diversified” and (b) the holders of such contract must include as ordinary income the “income on the contract” for each taxable year. Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a “life insurance contract” under the Code. The “income on the contract” is, generally, the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year. In addition, if a Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

The Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. The arrangements concerning these Portfolios are similar to, but different in some respects from, those described by the Treasury Department in rulings in which it was determined that variable contract owners were not owners of separate account assets. Since you may have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that the IRS might treat you as the owner of your variable contract’s proportionate share of the assets of the separate account. You should review your variable contract’s prospectus and statement of additional information and you should consult your own tax adviser as to the possible application of the “investor control” doctrine to you.

If a Portfolio fails to qualify to be taxed as a RIC, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will institute ordinary income to the extent of such Portfolio’s available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Excise Tax on RICs— A 4% non-deductible excise tax is imposed on a RIC that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year, 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a RIC having a taxable year ending November 30 or December 31, for its taxable year (a “taxable year election”)) and all ordinary income and capital gains earned in previous years that were not distributed during such years. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a RIC is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a RIC shall (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year, and (2) exclude foreign currency gains and losses from Section 988 transactions incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

The excise tax does not apply to certain RICs held exclusively by insurance companies in connection with variable contracts and certain qualified pension and retirement plans. To the extent applicable, each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Effect of Future Legislation; Local Tax Considerations— The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules affecting investment in a Portfolio.

FINANCIAL STATEMENTS

The fiscal year of the Company ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Company’s independent registered public accounting firm will be sent to shareholders each year. Annual and semi-annual shareholder reports may be obtained without charge by contacting the Company at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, or calling the Company at (800) 992-0180.

APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY’S INVESTORS SERVICE, INC.

Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

The modifier 1 indicates that the bond ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates the issuer ranks in the lower end of its rating category.

STANDARD & POOR’S RATING GROUP

AAA — Bonds rated AAA have the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A — Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB — Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB — Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, the bonds face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B — Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The ratings from “AA” to “B” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

FITCH RATING SERVICE

AAA: Bonds considered to be investment grade and of the highest quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong although not quite as strong as bonds rated “AAA”. Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+”.

A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Suspended: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

Withdrawn: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch’s discretion, when an issuer fails to furnish proper and timely information.

RatingWatch: Ratings are placed on RatingWatch to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for potential downgrade, or “Evolving”, where ratings may be raised or lowered. RatingWatch is relatively short-term, and should be resolved within 12 months.

APPENDIX B

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date:  July 10, 2003

Revision Date:  May 10, 2007

I.              INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof, except for any “Sub-Adviser-Voted Series” identified on Exhibit 1 and further described in Section III below (each non-Sub-Adviser-Voted Series hereinafter referred to as a “Fund” and collectively, the “Funds”).  The purpose of these Procedures and Guidelines is to set forth the process by which each Fund subject to these Procedures and Guidelines will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”).  The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board.  These Procedures and Guidelines may be amended only by the Board.  The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.                                     COMPLIANCE COMMITTEE

The Boards hereby delegate to the Compliance Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund.  Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”).  The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as Exhibit 2.  Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.  Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the

(1)          Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Compliance  Committee at issue.  No provision in these Procedures is intended to impose any duty upon the particular Board or Compliance  Committee with respect to any other Fund.

(2)          The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

application of these Procedures and Guidelines.  Each Committee shall conduct itself in accordance with its charter.

III.                                 DELEGATION OF VOTING AUTHORITY

Except as otherwise provided for herein, the Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board.  The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate.  Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Compliance Committee.

A Board may elect to delegate the voting of proxies to the Sub-Adviser of a portfolio or series of the ING Funds.  In so doing, the Board shall also approve the Sub-Adviser’s proxy policies for implementation on behalf of such portfolio or series (a “Sub-Adviser-Voted Series”).  Sub-Adviser-Voted Series shall not be covered under these Procedures and Guidelines but rather shall be covered by such Sub-Adviser’s proxy policies, provided that the Board, including a majority of the independent Trustees/Directors(1), has approved them on behalf of such Sub-Adviser-Voted Series.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto.  This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote.  Rather, it passes votes requested by the underlying master fund to its shareholders.  This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures.  As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

(1)          The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

IV.        APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2.  The Board hereby approves such procedures.  All material changes to the Adviser Procedures must be approved by the Board or the Compliance Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Compliance Committee at its next regularly scheduled meeting.

V.                                    VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the

Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.               Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.     Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.               Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures).  As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Compliance Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof:  the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).  Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4.     Referrals to a Fund’s Compliance Committee

A Fund’s Compliance Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee.  The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration.  In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.                                CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest.  In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.                            REPORTING AND RECORD RETENTION

Annually in August, each Fund will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website.  No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be posted on the ING Funds website.  The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INVESTMENT FUNDS, INC.

ING INVESTORS TRUST(1)

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING SEPARATE PORTFOLIOS TRUST

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

ING VP EMERGING MARKETS FUND, INC.

ING VP NATURAL RESOURCES TRUST

USLICO SERIES FUND

(1)          Sub-Adviser-Voted Series:  ING Franklin Mutual Shares Portfolio

EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES, LLC

PROXY VOTING PROCEDURES

I.              INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds.  As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

II.                                 ROLES AND RESPONSIBILITIES

A.            Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”).  The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines.  In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.            Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services.  The Agent is Institutional Shareholder Services, Inc.  The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures.  The Agent will retain a record of all proxy votes handled by the Agent.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines.  The Agent also shall be requested to call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.  Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.                                     Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group.  The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote.  Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished.  The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail.  For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.  In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.            Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility.  The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III.                                 VOTING PROCEDURES

A.                                   In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For”, “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.               Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.     Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.               Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.               The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.                                ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.                                    Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners.  The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service.  The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review.  Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.                                    Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent.  Upon the

Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  The Proxy Coordinator shall forward all such information to Counsel for review.  Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund.  The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent or the Guidelines has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures.  Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days.  Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors).  The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review.  Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.            REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund.  All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President – Special Projects, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Counsel, ING Americas US Legal Services

Steve Wastek, Esq.	Counsel, ING Americas US Legal Services

Effective as of May 1, 2007

EXHIBIT 3

to the

ING Funds
Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.              INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund.  Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s).  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues.  The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures.  In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers:  Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues.  An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application.  All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management.  However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues.  Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.  No proposal shall be supported whose implementation would contravene such requirements.

1.             The Board of Directors

Voting on Director Nominees in Uncontested Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation.

If application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors is likely to negatively impact majority board independence, primary consideration shall be given to retention of such independent outside director nominees unless the concerns identified are of such grave nature as to merit removal of the independent directors.

Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD votes (or DO NOT VOTE AGAINST, pursuant to the applicable election standard) in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences.  DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years.  However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon WITHHOLD votes representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.  Generally, vote FOR nominees when (1) the issue relevant to the majority WITHHOLD has been adequately addressed or cured or (2) the Funds’ Guidelines or voting record do not support the relevant issue.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a “pay for performance” disconnect, as defined by the Agent, generally DO NOT WITHHOLD support from director nominees.  If the Agent has raised other considerations regarding “poor compensation practices,” consider nominees on a CASE-BY-CASE basis.  However, where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD votes from nominees who did not serve on the compensation committee, or board, as applicable, during the majority of the time period relevant to the concerns cited by the Agent.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist regarding such fees, e.g., that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence or is excessive in connection with the level and type of services provided.

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis.  Generally:

(1)                      WITHHOLD votes from the fewest directors whose removal would achieve majority independence across the remaining board.

(2)                      WITHHOLD votes from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

(3)                      Except as provided above, vote FOR non-independent nominees in the role of CEO, and when appropriate, founder or chairman, and determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

(4)                      Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

(5)                      When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, WITHHOLD support from nominees when the Agent so recommends due to assessment that they acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition.

Performance Test for Directors

Consider nominees failing the Agent’s performance test, which includes market-based and operating performance measures, on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Proposals Regarding Board Composition or Board Service

Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.  Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

Stock Ownership Requirements

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.  Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.  Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.  Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)                      The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)                      Only if the director’s legal expenses would be covered.

2.             Proxy Contests

These proposals should generally be analyzed on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.             Auditors

Ratifying Auditors

Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors.  If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence.  If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

Auditor Independence

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

Audit Firm Rotation:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.             Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections

Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

Time-Phased Voting

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

Shareholder Ability to Call Special Meetings

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Alter the Size of the Board

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.             Tender Offer Defenses

Poison Pills

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions.  Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments or other key proposals.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

Supermajority Shareholder Vote Requirement to Approve Mergers

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

Amendments to Corporate Documents

Unless support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), generally, vote AGAINST proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by (1) adding restrictive provisions, (2) removing provisions or moving them to portions of the charter not requiring shareholder approval or (3) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders.  This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

6.             Miscellaneous

Confidential Voting

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•                  In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•                  If the dissidents agree, the policy remains in place.

•                  If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

Open Access

Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management’s proxy material in order to nominate their own candidates to the board.

Majority Voting Standard

Generally, vote FOR management proposals but AGAINST shareholder proposals, unless also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated.  For issuers with a history of board malfeasance or pervasive corporate governance concerns, consider such proposals on a CASE-BY-CASE basis.

Bundled Proposals

Except as otherwise provided for herein, review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals, generally voting AGAINST bundled proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact.

Shareholder Advisory Committees

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse expenses incurred in connection with shareholder proposals should be analyzed on a CASE-BY-CASE basis, with voting decisions determined based on the Agent’s criteria, considering whether the related proposal received the requisite support for approval and was adopted for the benefit of the company and its shareholders.

Other Business

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

Quorum Requirements

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

Advance Notice for Shareholder Proposals

Generally, vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer.

7.             Capital Structure

Analyze on a CASE-BY-CASE basis.

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.  Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense.  In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•                  Generally vote FOR proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

•                  Generally, vote AGAINST proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.

Dual Class Capital Structures

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

Generally, vote AGAINST management proposals to create or perpetuate dual class capital structures with unequal voting rights, and vote FOR shareholder proposals to eliminate them, in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote FOR management proposals and AGAINST shareholder proposals in cases in which the relevant Fund owns the class with superior voting rights.  Consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

Consider management proposals to eliminate dual class capital structures CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Stock Distributions: Splits and Dividends

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.  In the event the split constitutes a capital increase effectively exceeding the Agent’s allowable threshold because the request does not proportionately reduce the number of shares authorized, vote FOR the split if the Agent otherwise supports management’s rationale.

Preferred Stock

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.  Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Generally, vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them.  In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Share Repurchase Programs

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected, non-Fund parties.

Generally, vote FOR management proposals to cancel repurchased shares.

Generally, vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation as assessed by the Agent.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.             Executive and Director Compensation

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•                  Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger.

•                  Generally, vote AGAINST plans if the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered CASE-BY-CASE.

•                  Generally, vote FOR plans with costs within the cap if the considerations raised by the Agent pertain solely to equity compensation burn rate or pay for performance as defined by Agent.

•                  Generally, vote AGAINST plans administered by potential grant recipients.

•                  Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

Restricted Stock or Stock Option Plans

Consider proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements.  Plans that do not meet the Agent’s criteria in this regard may be supported, but vote AGAINST if no disclosure is provided regarding either vesting or performance requirements.

Management Proposals Seeking Approval to Reprice Options

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice, replace or exchange options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms.  Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or (3) give the board sole discretion to approve option repricing, replacement or exchange programs.

Director Compensation

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold.  DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

Employee Stock Purchase Plans

Votes on employee stock purchase plans, and capital issuances in support of such plans, should be made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed CASE-BY-CASE.

OBRA-Related Compensation Proposals:

Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Add Performance-Based Goals

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

Approval of Cash or Cash-and-Stock Bonus Plans

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation.

Shareholder Proposals Regarding Executive and Director Pay

Regarding the remuneration of individuals other than senior executives and directors, generally, vote AGAINST shareholder proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice.  Vote AGAINST shareholder proposals that seek disclosure of executive or director compensation if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes.

Golden and Tin Parachutes

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such “parachutes” specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

Employee Stock Ownership Plans (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

Expensing of Stock Options

Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

Holding Periods

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.             State of Incorporation

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis, generally supporting management proposals not assessed by the Agent as a potential takeover defense.  Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.  Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.           Mergers and Corporate Restructurings

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Generally, vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is accordingly recommended by the Agent or an Investment Professional.

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

Corporate Restructuring

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Adjournment

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

Appraisal Rights

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Generally, vote FOR changing the corporate name.

11.           Mutual Fund Proxies

Election of Directors

Vote the election of directors on a CASE-BY-CASE basis.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a CASE-BY-CASE basis.

Proxy Contests

Vote proxy contests on a CASE-BY-CASE basis.

Investment Advisory Agreements

Vote the investment advisory agreements on a CASE-BY-CASE basis.

Approving New Classes or Series of Shares

Generally, vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 Act Policies

Vote these proposals on a CASE-BY-CASE basis.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a CASE-BY-CASE basis.

Change Fundamental Investment Objective to Nonfundamental

Generally, vote AGAINST proposals to change a fund’s fundamental investment objective to nonfundamental.

Name Rule Proposals

Vote these proposals on a CASE-BY-CASE basis.

Disposition of Assets/Termination/Liquidation

Vote these proposals on a CASE-BY-CASE basis.

Changes to the Charter Document

Vote changes to the charter document on a CASE-BY-CASE basis.

Changing the Domicile of a Fund

Vote reincorporations on a CASE-BY-CASE basis.

Change in Fund’s Subclassification

Vote these proposals on a CASE-BY-CASE basis.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Generally, vote FOR these proposals.

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis.

Master-Feeder Structure

Generally, vote FOR the establishment of a master-feeder structure.

Mergers

Vote merger proposals on a CASE-BY-CASE basis.

Establish Director Ownership Requirement

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.           Social and Environmental Issues

These issues cover a wide range of topics.  In general, unless otherwise specified herein, vote CASE-BY-CASE.  While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company.  Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter.  Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.                                 Global Proxies

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein.  The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.  For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

Routine Management Proposals

Generally, vote FOR the following and other similar routine management proposals:

•                  the opening of the shareholder meeting

•                  that the meeting has been convened under local regulatory requirements

•                  the presence of quorum

•                  the agenda for the shareholder meeting

•                  the election of the chair of the meeting

•                  the appointment of shareholders to co-sign the minutes of the meeting

•                  regulatory filings (e.g., to effect approved share issuances)

•                  the designation of inspector or shareholder representative(s) of minutes of meeting

•                  the designation of two shareholders to approve and sign minutes of meeting

•                  the allowance of questions

•                  the publication of minutes

•                  the closing of the shareholder meeting

Discharge of Management/Supervisory Board Members

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends AGAINST due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled.

Director Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.  These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.  If the slate is bundled and audit committee membership is unclear, vote FOR if the Agent otherwise recommends support.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in Canada and tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent.  For issuers in other global markets, generally follow Agent’s standards for withholding support from bundled slates or non-independent directors excluding the CEO, as applicable, if the board is non-majority independent or the board’s independence cannot be ascertained due to inadequate disclosure.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•                  bundled slates of nominees (e.g., Hong Kong or France);

•                  simultaneous reappointment of retiring directors (e.g., South Africa);

•                  in markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•                  nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa).

Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent dictate that less latitude should be extended to the issuer.

In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

Consider nominees for whom the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis.  Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees when:

•                  the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered;

•                  culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and

•                  the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

For markets such as the tax havens, Canada, Australia, South Africa and Malaysia (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.

Consider self-nominated director candidates on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.  Proposed article amendments in this regard shall be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Director and Officer Indemnification and Liability Protection

Generally, vote in accordance with the Agent’s standards for indemnification and liability protection for officers and directors, voting AGAINST overly broad provisions.

Independent Statutory Auditors

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders.  Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

Key Committees

Generally, vote AGAINST proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s).

Director Remuneration

Consider director compensation plans on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided.  Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

Retirement Bonuses

With respect to Japanese companies, generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company.  Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.  If the Agent raises scandal or internal control considerations, generally vote AGAINST bonus proposals only for nominees whom a Fund is also voting AGAINST for that reason, unless bundled with bonuses for a majority of retirees a Fund is voting FOR.

Stock Option Plans for Independent Internal Statutory Auditors

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

Compensation Plans

Unless otherwise provided for herein, votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market.

Amendment Procedures for Equity Compensation Plans and ESPPs

For Toronto (Canada) Stock Exchange issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals that:

•                  exceed Agent’s recommended dilution limits, including cases in which the Agent suggests dilution assessment is precluded by inadequate disclosure;

•                  provide deep or near-term discounts to executives or directors, unless discounts to executives are deemed by the Agent to be adequately mitigated by other requirements such as long-term vesting (e.g., Japan);

•                  are administered by potential grant recipients;

•                  permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•                  for matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, purchase price and performance criteria;

•                  vesting upon change in control if deemed by the Agent to evidence a conflict of interest or anti-takeover device;

•                  provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•                  allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

•                  provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans/awards or the related issuance of shares that (1) do not suffer from the defects noted above or (2) otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to performance hurdles, contract or notice periods, discretionary bonuses or vesting upon change in control (other than addressed above), provided the company has provided a reasonable rationale in support of the relevant plan/award, practice or participation.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

Remuneration Reports

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting:

(1)          practices or features not supported under these Guidelines, including financial assistance under the conditions described above;

(2)          retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)          equity award valuation triggering a negative recommendation from the Agent; or

(4)          provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Reports receiving the Agent’s support and not triggering the concerns cited above will generally be voted FOR.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, factoring in the merits of the rationale and disclosure provided.  Reports with unsupported features may be voted FOR in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Shareholder Proposals Regarding Executive and Director Pay

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to vote FOR general issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital, general issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital, and requests to reissue repurchased shares if the related general issuance request is also supported.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), or to grant rights to acquire shares, in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval.

Increases in Authorized Capital

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows:

•                  Generally, vote FOR nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

•                  Vote FOR specific proposals to increase authorized capital, unless:

•                  the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•                  the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

•                  Vote AGAINST proposals to adopt unlimited capital authorizations.

•                  The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

Preferred Stock

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•                  Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•                  Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•                  Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

Poison Pills/Protective Preference Shares

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., issuances, transfers or repurchases) that do not meet the Agent’s standards.  Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.  Generally DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations raised by the Agent.

Approval of Financial Statements and Director and Auditor Reports

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors.  However, generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Remuneration of Auditors

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

Indemnification of Auditors

Generally, vote AGAINST proposals to indemnify auditors.

Ratification of Auditors and Approval of Auditors’ Fees

Generally, follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees, which indicate a vote FOR such proposals for companies in the MSCI EAFE index, provided the level of audit fee disclosure meets the Agent’s standards.  In other cases, generally vote FOR such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence.

Allocation of Income and Dividends

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends.

Stock (Scrip) Dividend Alternatives

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Debt Instruments

Generally, vote AGAINST proposals authorizing excessive discretion, as assessed by the Agent, to a board to issue or set terms for debt instruments (e.g., commercial paper).

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined.  The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level.  A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent.  Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests.

Financing Plans

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Related Party Transactions

Consider related party transactions on a CASE-BY-CASE basis.  Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms.

Approval of Donations

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided.

Capitalization of Reserves

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

Article Amendments

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•                  it is editorial in nature;

•                  shareholder rights are protected;

•                  there is negligible or positive impact on shareholder value;

•                  management provides adequate reasons for the amendments or the Agent otherwise supports management’s position;

•                  it seeks to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type; or

•                  the company is required to do so by law (if applicable).

Generally, vote AGAINST an article amendment if:

•                  it removes or lowers quorum requirements for board or shareholder meetings below levels recommended by the Agent;

•                  it reduces relevant disclosure to shareholders;

•                  it seeks to align the articles with provisions of another proposal not supported by these Guidelines;

•                  it is not supported under these Guidelines, is presented within a bundled proposal, and the Agent deems the negative impact, on balance, to outweigh any positive impact; or

•                  it imposes a negative impact on existing shareholder rights, including rights of the Funds, to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights.

With respect to article amendments for Japanese companies:

•                  Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•                  Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•                  If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•                  Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

Other Business

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

PART C

OTHER INFORMATION

ITEM 23. EXHIBITS

(a)        (1)       Articles of Incorporation for ING Partners, Inc. (formerly known as Portfolio Partners, Inc.) - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(2)       Articles of Amendment effective August 29, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant’s Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

(3)       Articles of Amendment effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(4)       Articles of Amendment effective December 16, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(5)       Articles of Amendment effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(6)       Articles of Amendment effective January 23, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(7)       Articles of Amendment effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(8)       Articles of Amendment effective November 8, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(9)       Articles Supplementary to Articles of Incorporation effective August 20, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(10)     Articles Supplementary to Articles of Incorporation effective February 11, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant’s Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

(11)     Articles Supplementary to Articles of Incorporation effective January 17, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant’s Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

(12)     Articles Supplementary to Articles of Incorporation effective June 10, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant’s Form N-1A Registration Statement on July 2, 2004 and incorporated herein by reference.

(13)     Articles Supplementary to Articles of Incorporation effective November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(14)     Articles of Amendment effective May 2, 2005 to Articles of Incorporation (name change) - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(15)     Articles Supplementary dated August 8, 2005 to the Articles of Incorporation – Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant’s Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

(16)     Articles Supplementary dated November 23, 2005 to the Articles of Incorporation - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant’s Form N-1A Registration Statement on December 6, 2005 and incorporated herein by reference.

(17)     Articles Supplementary dated January 31, 2006 to the Articles of Incorporation of ING Partners, Inc.– Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(18)     Articles of Amendment, effective April 28, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(19)     Article of Amendment effective August 7, 2006 regarding ING MFS Capital Opportunities Portfolio name change – Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(20)     Articles of Amendment effective January 30, 2007 regarding the dissolution of ING Goldman Sachs Capital Growth Portfolio and ING Goldman Sachs Structured Equity Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(21)     Articles Supplementary effective June 13, 2007 regarding Solution Growth and Income Portfolio and Solution Growth Portfolio – Filed herein.

(b)       By-laws - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(c)       Instruments Defining Rights of Security Holders (set forth in the Articles of incorporation which are incorporated by reference) - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(d)       (1)     Investment Advisory Agreement dated May 1, 2003 between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(i)       Amendment dated May 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(ii)      Amendment dated September 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant’s Form N-1A Registration Statement on September 15, 2004 and incorporated herein by reference.

(iii)     Amendment dated November 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iv)     Amendment dated December 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(v)      Amended Schedule A dated April 28, 2006 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company – Filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(vi)     Substitution Agreement between ING Partners, Inc. and Directed Services, LLC, dated January 1, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(vii)    Amended Schedule A effective June 29, 2007 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company – Filed herein.

(viii)   Amended Schedule B effective June 29, 2007 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company – Filed herein.

(2)       Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and ING Investment Management Co. (“ING IM”) (formerly known as Aeltus Investment Management, Inc.) - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(i)       Amendment, dated April 28, 2006, to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and ING Investment Management Co. – Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(ii)      Second Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and ING Investment Management Co. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A

Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)     Substitution Agreement dated January 1, 2007 between ING Life Insurance and Annuity Company and ING Investment Management Co. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(3)       Investment Sub-Advisory Agreement between ING Life Insurance Company and Annuity Company and UBS Global Asset Management, Inc. (Americas) (regarding ING UBS U.S. Large Cap Equity Portfolio) effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(i)       Amendment dated April 28, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and UBS Global Asset Management, Inc. (US) (regarding UBS U.S. Large Cap Equity and ING UBS U.S. Small Cap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(ii)      Second Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and UBS Global Asset Management, Inc. (US) – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)     Substitution Agreement dated January 1, 2007 between UBS Global Asset Management, Inc. and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(4)       Investment Sub-Advisory Agreement dated November 19, 2001 between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) and OpCap Advisors - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)       Amendment dated June 3, 2003 to Investment Sub-Advisory Agreement between ILIAC and OpCap Advisors - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)      Novation of Sub-Advisory Agreement dated July 21, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)     Second Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and OpCap Advisors – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)     Substitution Agreement dated January 1, 2007 between OpCap Advisors and Directed Services, LLC. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(5)       Investment Sub-Advisory Agreement dated December 1, 2005 between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Salomon Brothers Asset Management Inc - Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)       Assumption Agreement dated December 1, 2006 between Salomon Brothers Asset Management Inc. and CAM North America, LLC (ClearBridge Advisors, LLC) – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)      Amendment dated April 1, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Salomon Brothers Asset Management Inc – Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(iii)     First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and ClearBridge Advisors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)     Substitution Agreement dated January 1, 2007 between ClearBridge Advisors, LLC and Directed Services, LLC. - Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(6)       Investment Sub-Advisory Agreement dated December 14, 2000 between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant’s Form N-1A Registration Statement on April 30, 2001 and incorporated herein by reference.

(i)       Letter Agreement dated December 5, 2001 for Fee Waiver between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(ii)      Amendment dated December 31, 2001 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and T.Rowe Price Associates, Inc. effective December 31, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(iii)     Amendment dated June 2, 2003 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. effective June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(iv)     Amendment dated November 8, 2004 to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(v)      Fourth Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vi)     Substitution Agreement dated January 1, 2007 between T. Rowe Price

Associates, Inc. and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(7)       Investment Sub-Advisory Agreement dated March 29, 2002 between ING Life Insurance and Annuity Company and American Century Investment Management, Inc  – Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)       Amendment dated June 30, 2003 to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and American Century Investment Management, Inc. effective June 30, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)      Amendment dated November 8, 2004 to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and American Century Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iii)     Amended Appendix A dated April 28, 2006, between ING Life Insurance and Annuity Company and American Century Investment Management, Inc., regarding the ING American Century Small-Mid Cap Value Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(iv)     Third Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and American Century Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)      Substitution Agreement dated January 1, 2007 by and between American Century Investment Management, Inc. and Directed Services, LLC.- Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(8)       Investment Sub-Advisory Agreement dated March 11, 2002 between ING

Life Insurance and Annuity Company and BAMCO, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)       Amendment dated June 2, 2003 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)      Amendment No. 2 dated May 12, 2005 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc.  – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(iii)     Amendment No. 3 dated December 7, 2005 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(iv)     Fourth Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)      Substitution Agreement dated January 1, 2007 between BAMCO, Inc. and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(9)       Investment Sub-Advisory Agreement dated March 26, 2002 between ING Life Insurance and Annuity Company and J.P. Morgan Investment Management, Inc. (formerly, Robert Fleming, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002  and incorporated herein by reference.

(i)       Amendment dated June 3, 2003 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Robert Fleming, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)      Assumption Agreement dated November 18, 2003 to the Investment

Sub-Advisory Agreement between ING Life Insurance and Annuity Company and J. P. Morgan Investment Management Inc. (formerly, Robert Fleming, Inc. regarding RFI merger into J.P. Morgan Investment Management Inc.- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iii)     Second Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and J. P. Morgan Investment Management Inc. (formerly, Robert Fleming, Inc. regarding RFI merger into J.P. Morgan Investment Management Inc.- filed herein.

(iv)     Substitution Agreement dated January 1, 2007 between J.P. Morgan Investment Management Inc. and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(10)     Investment Sub-Advisory Agreement dated March 12, 2003 between ING Life Insurance and Annuity Company and Pacific Investment Management Company, LLC - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)       Amendment dated June 2, 2003 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Pacific Investment Management Company, LLC - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)      Second Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Pacific Investment Management Company, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)     Substitution Agreement dated January 1, 2007 between Pacific Investment Management Company, LLC and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(11)     Investment Sub-Advisory Agreement between ING Life Insurance and

Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen effective March 11, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)       Amendment to the Investment Sub-Advisory Agreement dated June 23, 2003 between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen effective June 23, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)      Amendment dated November 8, 2004 the to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen – Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iii)     Amendment to the Investment Sub-Advisory Agreement dated March 11, 2002 between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen effective June 1, 2003, filed as an Exhibit to Post Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)     Fee Reduction letter, dated May 1, 2006, regarding ING Van Kampen Comstock Portfolio – Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(v)      Fourth Amendment dated December 15, 2006 to the Investment Sub Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vi)     Substitution Agreement dated January 1, 2007 between Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vii)    Fee Reduction letter, dated January 1, 2007, between Directed Services, LLC and Morgan Stanley Investment Management Inc. d/b/a Van Kampen, regarding ING Van Kampen Comstock Portfolio

– Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(viii)   Fifth Amendment dated April 30, 2007 to the Investment Sub Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(12)     Investment Sub-Advisory Agreement dated December 16, 2002 between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited (formerly, J.P. Morgan Fleming Asset Management, LTD) – Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant’s Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

(i)       Amendment dated June 3, 2003 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited (formerly, J.P. Morgan Fleming Asset Management, LTD) - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)      Amendment May 1, 2004 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited (formerly, JP Morgan Fleming Asset Management, LTD) - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(iii)     Amendment dated August 13, 2004 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited (formerly, JP Morgan Fleming Asset Management, LTD) - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iv)     Amendment dated June 1, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited (formerly, JPMorgan Fleming Asset Management, LTD regarding amendments to the Fee chedule– Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(v)      Amended Appendix A dated October 1, 2006, with respect to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited, regarding sub-advisory fees – Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(vi)     Fifth Amendment dated December 15, 2006 to the Investment Sub Advisory Agreement between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vii)    Substitution Agreement dated January 1, 2007 between JPMorgan Asset Management (U.K.) Limited and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(13)     Investment Sub-Advisory Agreement dated November 8, 2004 between ING Life Insurance and Annuity Company and OppenheimerFunds, Inc. Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(i)       First Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and OppenheimerFunds, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)      Substitution Agreement dated January 1, 2007 between OppenheimerFunds, Inc. and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(14)     Sub-Advisory Agreement dated December 7, 2005 between ING Life Insurance and Annuity Company and Lord, Abbett & Co. LLC - Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)       First Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Lord, Abbett & Co. LLC. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)      Substitution Agreement dated January 1, 2007 between Lord, Abbett & Co. LLC and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(15)     Sub-Advisory Agreement dated December 7, 2005 between ING Life Insurance and Annuity Company and Neuberger Berman Management Inc. - Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)       First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Neuberger Berman Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)      Substitution Agreement dated January 1, 2007 between Neuberger Berman Management, Inc. and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(16)     Sub-Advisory Agreement dated December 7, 2005 between ING Life Insurance and Annuity Company and Pioneer Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)       First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Pioneer Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)      Substitution Agreement dated January 1, 2007 between Pioneer

Investment Management, Inc. and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(17)     Sub-Advisory Agreement dated December 7, 2005 between ING Life Insurance and Annuity Company and Templeton Investment Counsel, LLC - Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)       Amended Schedule A dated April 28, 2006 to the Sub-Advisory Agreement dated December 7, 2005 – Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(ii)      First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Templeton Investment Counsel, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)     Substitution Agreement dated January 1, 2007 between Templeton Investment Counsel, LLC and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(18)     Sub-Advisory Agreement dated April 28, 2006 between ING Life Insurance and Annuity Company and Columbia Management Advisors, LLC – Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)       First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Columbia Management Advisors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)      Substitution Agreement dated January 1, 2007 between Columbia Management Advisors, LLC and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(19)              Sub-Advisory Agreement dated October 31, 2005 between ING Life Insurance and Annuity Company and Davis Selected Advisers, L.P. –  Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(i)                      First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Davis Selected Advisers, L.P. –  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)                   Substitution Agreement, dated January 1, 2007 between Davis Selected Advisers, L.P. and Directed Services, LLC –  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(20)              Sub-Advisory Agreement dated August 7, 2006 between ING Life Insurance and annuity Company and Thornburg Investment Management – Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(i)                      First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Thornburg Investment Management –  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)                   Substitution Agreement dated January 1, 2007 between Thornburg Investment Management and Directed Services, LLC –  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(21)              Amended and Restated Expense Limitation Agreement effective December 7, 2005 as amended and restated January 1, 2007 between Directed Services, LLC. and ING Partners, Inc. –  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)                      Amended Schedule A dated January 1, 2007 to Expense Limitation Agreement between Directed Services and ING Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s

Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference

(22)              Amended and Restated Expense Limitation Agreement regarding ING Solution Portfolios effective February 1, 2005 as amended and restated January 1, 2007 between Directed Services, LLC and ING Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)                      Amended Schedule A effective June 29, 2007 to the Amended and Restated Expense Limitation Agreement effective February 1, 2005 as amended and restated January 1, 2007 between Directed Services, LLC and ING Partners, Inc. – Filed herein.

(23)              Side Letter Agreement dated January 1, 2007 regarding ING Oppenhiemer Strategic Income Portfolio between ING Partners, Inc and ING Funds Distributor, LLC -  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(24)              Side Letter Agreement dated January 1, 2007 regarding ING Oppenhiemer Global Growth Portfolio and ING T. Rowe Price Diversified Mid Cap Growth Portfolio between ING Partners, Inc and ING Funds Distributor, LLC -  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(e)                       (1)       Distribution Agreement dated January 1, 2007 between the ING Partners, Inc. and ING Funds Distributor, LLC –  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)                      Schedule A dated June 29, 2007 to the Underwriting Agreement between ING Partners, Inc. and ING Funds Distributor, LLC –  Filed herein.

(f)        N/A

(g)                      (1)       Custodian Agreement dated March 13, 2003 between ING Partners, Inc. and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(i)                      Amended Exhibit A effective June 29, 2007 to the Custodian Agreement between ING Partners, Inc. and The Bank of New York – Filed herein.

(h)                     (1)       Administrative Services Agreement between ING Partners, Inc. and ING Funds Services, LLC effective November 19, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(i)                      Amendment, dated September 1, 2004, to Administrative Services Agreement between ING Partners, Inc. and ING Funds Services, LLC- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(ii)                   Amendment, dated November 1, 2004, to Administrative Services Agreement between ING Partners, Inc. and ING Funds Services, LLC- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iii)                Amended Schedules A and B dated June 30, 2007 to the Administrative Services Agreement – Filed herein.

(2)                    License Agreement between Aetna and T. Rowe Price Associates, Inc.- Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(3)                    Agency Agreement by and among ING Partners, Inc. and DST Systems, Inc.- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(i)                      Termination Letter, dated September 28, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(ii)                   Acceptance Letter between ING Partners, Inc. and DST Systems, Inc.-Filed as an Exhibit to Post-Effective Amendment No. 20 to registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iii)                Amended and Restated Exhibit A, dated April 28, 2006, with respect to the Agency Agreement – Filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(4)                    Securities Lending Agreement and Guaranty, dated August 7, 2003, between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(i)                      Amended Exhibit A effective June 29, 2007 to the Securities Lending Agreement and Guaranty dated August 7, 2003 between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and The Bank of New York – Filed herein.

(5)                    Delegation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(6)                    Form of Participation Agreement, effective January 1, 2007, among ING LifeInsurance and Annuity Company, ING USA Annuity and Life Insurance \ Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance \ Company of New York and Security Life of Denver Insurance Company and ING Funds Distributor, LLC and ING Investors Trust and ING Partners, Inc.– Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(7)                    Form of Shareholder Servicing Agreement between ING Investor’s Trust and ING Partners, Inc and ING Funds Distributor, LLC and ING Life Insurance Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Lif4e insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company, for the AdviserClass Shares, Service Class Shares, Service 2 Class Shares and Class T shares, effective January 1, 2007 –  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(8)                    Service Agreement between ING Life Insurance and Annuity Company and Golden American Life Insurance Company effective July 13, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(9)                    Service Agreement between ING Life Insurance and Annuity Company and Reliastar Life Insurance Company effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(10)              Service Agreement between ING Life Insurance and Annuity Company and Reliastar Life Insurance Company of New York effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(11)  Service Agreement between ING Life Insurance and Annuity Company and Southland Life Insurance Company effective as of May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(12)              Service Agreement between ING Life Insurance and Annuity Company and Security Life of Denver Insurance Company effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(i)                         (1)       Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Fidelity VIP Contrafund Portfolio, ING Fidelity VIP Growth Portfolio, ING Fidelity VIP Equity Income Portfolio and ING Fidelity VIP Mid Cap Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant’s Form N-1A Registration Statement on July 2, 2004 and incorporated herein by reference.

(2)                    Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Oppenheimer Strategic Income Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(3)                    Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Income Portfolio, ING Income 2015 Portfolio, ING Income 2025 Portfolio, ING Income 2035 Portfolio, and ING Income 2045 Portfolio (Adviser, Service and Initial Class)- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(4)                    Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Solution Income Portfolio, ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio and ING Solution 2045 Portfolio (Class T) - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant’s Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

(5)                   Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Baron Asset Portfolio, ING Lord Abbett U.S. Government Securities Portfolio, ING Neuberger Berman Partners Portfolio, ING Neuberger Berman Regency Portfolio, ING Pioneer High Yield Portfolio, and ING Templeton Foreign Equity Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(6)                    Legal Opinion of Counsel regarding the legality of the securities being registered with regard to ING Columbia Small Cap Value II Portfolio and ING UBS U.S. Small Cap Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(7)                   Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Solution Growth and Income Portfolio and ING Solution Growth Portfolio – Filed herein.

(j)                         (1)       Consent of Dechert LLP – Filed herein.

(2)                    Consent of KPMG LLP – Filed herein.

(k)                                       N/A

(l)                                                             Agreement re: Initial Contribution to Working Capital – Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(m)                   (1)       Plan of Distribution pursuant to Rule 12b-1 renewed November 19, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(2)                   Shareholder Servicing Plan of ING Partners, Inc. for Adviser Class

Shares renewed November 19, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(3)                   Shareholder Servicing Plan of ING Partners, Inc. for Service Class Shares renewed November 19, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(n)                     (1)       Form of Second Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System – Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant’s Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

(i)  Amended Schedule A effective June 29, 2007 to the Second Amended and Restated Plan Pursuant to Rule 18f-3 – Filed herein.

(o)                                      N/A

(p)                     (1)       Codes of Ethics for DSI International Management, Inc., OpCap Advisors, Salomon Brothers Asset Management, Inc. and T. Rowe Price Associates, Inc – Filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant’s Form N-1A Registration Statement on August 31, 2001 and incorporated herein by reference.

(2)                   Codes of Ethics for Massachusetts Financial Services Company, American Century Investment Management, Inc., BAMCO, Inc. and Morgan Stanley Investment Management Inc. d/b/a Van Kampen – Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant’s Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

(3)                   Codes of Ethics for UBS Global Asset Management (US) Inc., J.P. Morgan Asset Management (U.K.) Limited and ING - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(4)                   Sarbanes-Oxley Act Code of Ethics for Senior Officers – Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(5)                   Code of Ethics for PIMCO and UBS Global Asset Management

(Americas) Inc. – Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(6)                   Code of Ethics for ING Partners, Inc., ILIAC LLC and American Century – Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(7)                   Code of Ethics for FMR – Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant’s Form N-1A Registration Statement on July 2, 2004 and incorporated herein by reference.

(8)                   Code of Ethics for OppenheimerFunds, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(9)                   Code of Ethics for ING Investment Management Co. – Filed as an      Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(10)             Code of Ethics for Lord, Abbett & Co. LLC, Lord Abbett Distributor LLC and Lord Abbett Family of Funds –  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(11)             Amended and Restated Code of Ethics for Neuberger Berman Management Inc. and Neuberger Berman, LLC – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(12)             Code of Ethics for Pioneer Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(13)             Code of Ethics for Franklin Templeton Investments – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(14)             Code of Ethics, effective January 1, 2006, for Columbia Management Advisors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 28 to

Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(15)                Code of Ethics for Thornburg Investment Management – Filed herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

ING Partners, Inc. is a Maryland corporation for which separate financial statements are filed. As of April 5, 2007 ING Life Insurance and Annuity Company,  ING Portfolio Partners, ING Insurance Company of America, Reliastar Life Insurance Company, Reliastar Life Insurance Company of New York, Reliastar Life Insurance Co Variable Life, Security Life of Denver Insurance Company, ING USA Annuity and Life Insurance Company, and ING National Trust, owned all of the Fund’s outstanding voting securities, through direct ownership, through a separate account or as custodian for qualified retirement plans. Each of these companies is an indirect wholly-owned subsidiary of ING Groep, N.V.

A list of all persons directly or indirectly under common control with the Registrant is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-90516) of ING USA Annuity and Life Insurance Company, as filed on April 9, 2004.

ITEM 25. INDEMNIFICATION

Article Ninth, Section (d) of the Registrant’s Articles of Incorporation provides for indemnification of directors and officers. In addition, the Registrant’s officers and directors will be covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any “improper personal benefit”; and (2) that a corporation must (unless otherwise provided in the corporation’s charter or articles of incorporation) indemnify a director if he or she is successful on the merits in defending a suit against him or her by reason of being a director. The statutory provisions are not exclusive; a corporation may provide greater indemnification rights than those provided by statute.

Section XI.B of the Administrative Services Agreement, filed herein as exhibit (h1), provides for indemnification of the Administrator.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

Any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each sub-adviser of ING Partners, Inc. and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is described in each investment adviser’s Form ADV as currently on file with the SEC, the text of which is hereby incorporated by reference.

INVESTMENT ADVISER	FILE NO.

ING Life Insurance and Annuity Company	801-12643
Massachusetts Financial Services Company	801-17352
T. Rowe Price Associates, Inc.	801-856
OpCap Advisors, LLC	801-27180
Goldman Sachs Asset Management, L.P.	801-16048
Salomon Brothers Asset Management Inc.	801-32046
American Century Investment Management, Inc.	801-8174
BAMCO, Inc.	801-29080
J.P. Morgan Investment Management Inc.	801-21011
Pacific Investment Management Company, LLC	801-48187
Van Kampen	801-15757
J.P. Morgan Fleming Asset Management (London) Ltd.	801-46669
UBS Global Asset Management (Americas) Inc.	801-34910
UBS Global Asset Management (US) Inc.	801-13219
Fidelity Management & Research Company	801-7884
OppenheimerFunds, Inc.	801-8253
ING Investment Management Co.	801-9046
Lord, Abbett.& Co. LLC	801-6997
Neuberger Berman Management Inc.	801-8258
Pioneer Investment Management, Inc.	801-8225
Templeton Investment Counsel, LLC	801-15125
Columbia Management Advisors, LLC	801-50372
Thornburg Investment Management	801-17853

ITEM 27. PRINCIPAL UNDERWRITER

(a) ING Financial Advisers, LLC (“ING Financial”), acts as the principal underwriter for the Registrant. Additionally, ING Financial is the principal underwriter for Variable Annuity Account B of ING Life Insurance and Annuity Company (ING), Variable Annuity Account C of ING,

Variable Annuity Account G of ING, Variable Life Account B of ING and Variable Life Account C of ING (separate accounts of ING registered as unit investment trusts under the 1940 Act). ING Financial is also the principal underwriter for Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act).

(b) Information as to the directors and officers of the Principal Underwriter together with the information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Principal Underwriter in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 34815) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, ING Insurance and Annuity Company, maintain physical possession of each account, book or other documents at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or at its principal place of business located at 151 Farmington Avenue Hartford, Connecticut 06156.

Shareholder records of direct shareholders are maintained by the transfer agent, Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (“1940 Act”) and the rules promulgated thereunder are maintained at the offices of (a) the Registrant, (b) ING Life Insurance and Annuity Company (c) ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC), (d) the Transfer Agent and Custodian, and (e)-(u) the Sub-Advisers and (v) the Custodian. The address of each is as follows:

(a)          ING Partners, Inc.

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

(b)         ING Life Insurance and Annuity Company

151 Farmington Avenue

Hartford, Connecticut 06156

(c)          ING Financial Advisers, LLC

151 Farmington Avenue

Hartford, Connecticut 06156

(d)         DST Systems, Inc.

330 W. 9th Street

Kansas City, Missouri

(e)          ING Investment Management Co. (ING IM)

(formerly ING Aeltus Investment Management, Inc.)

230 Park Avenue

New York, New York 10169

(f)            Fred Alger Management, Inc.

111 Fifth Avenue

New York, New York 10003

(g)         American Century Investment Management

4500 Main Street

Kansas City, Missouri 64111

(h)         BAMCO, Inc. (BAMCO)

767 Fifth Avenue

New York, New York 10153

(i)             Goldman Sachs Asset Management, L.P. (GSAM)

32 Old Slip

New York, New York 1005

(j)             J.P. Morgan Fleming Asset Management (London) Ltd.,

(JPMorgan Fleming for ING JPMorgan Fleming International Portfolio)

20 Finsbury Street

London, EC2Y 9AQ, United Kingdom

(k)          J.P. Morgan Investment Management Inc. (JPMIM)

(for ING JPMorgan Mid Cap Value Portfolio)

522 Fifth Avenue

New York, New York 10036

(l)             Massachusetts Financial Services Company (MFS)

500 Boylston Street

Boston, Massachusetts 02116

(m)       OpCap Advisors, LLC (OpCap)

1345 Avenue of the Americas

New York, New York 10105-4800

(n)         Pacific Investment Management LLC (PIMCO)

840 Newport Center Drive

Newport Beach, California

(o)         Salomon Brothers Asset Management Inc. (SaBAM)

399 Park Avenue

New York, New York 10022

(p)         T. Rowe Price Associates, Inc. (T. Rowe)

100 East Pratt Street

Baltimore, Maryland 21202

(q)         UBS Global Asset Management (US) Inc. (UBS Global AM US)

(for ING UBS U.S. Allocation Portfolio)

51 W. 52nd Street

New York, New York 10019-6114

(r)            UBS Global Asset Management (Americas) Inc. (UBS Global AM)

(for ING UBS U.S. Large Cap Equity Portfolio)

One North Wacker Drive Chicago, Illinois 60606

(s)          Morgan Stanley Investment Management, inc. (MSIM, Inc.)

1221 Avenue of the Americas

New York, New York 10020

(t)            Fidelity Management & Research (FMR)

82 Devonshire Street

Boston, Massachusetts 02109

(u)         OppenheimerFunds, Inc. (Oppenheimer)

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

(v)         Bank of New York Company, Inc.

One Wall Street

New York, New York 10286

(w)       Lord Abbett & Co. LLC

90 Hudson Street

Jersey City, New Jersey 07302

(x)           Neuberger Berman Management Inc.

605 Third Avenue, 2nd Floor

New York, New York 10158

(y)         Pioneer Investment Management, Inc.

60 State Street

Boston, Massachusetts 02109

(z)           Templeton Investment Counsel, LLC

500 East Broward Blvd.

Fort Lauderdale, Florida 33394

(AA)        Columbia Management Advisors, LLC (“CMA”)

100 Federal Street

Boston, MA 02110

(BB)            Thornburg Investment Management

119 East Marcy Street, Suite 202

Santa Fe, NM 87501

ITEM 29. MANAGEMENT SERVICES

N/A

ITEM 30. UNDERTAKINGS

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment No. 33 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Scottsdale and the State of Arizona on the 28th day of June, 2007.

ING PARTNERS, INC.
By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President and Chief	June 28, 2007
Shaun P. Mathews*	Executive Officer

	Senior Vice President	June 28, 2007
Todd Modic*	Chief/Principal Financial
Officer

	Director	June 28, 2007
John V. Boyer*

	Director	June 28, 2007
Patricia W. Chadwick*

	Director	June 28, 2007
J. Michael Earley*

	Director	June 28, 2007
R. Barbara Gitenstein*

	Director	June 28, 2007
Patrick W. Kenny*

	Director and Chairman	June 28, 2007
Jock Patton*

Sheryl K. Pressler*	Director	June 28, 2007

	Director	June 28, 2007
David W.C. Putnam*

	Director	June 28, 2007
John G. Turner*

	Director	June 28, 2007
Roger B. Vincent*

*By:	/s/ Huey P. Falgout, Jr.
Attorney-in-Fact**

** Powers of Attorney for Shaun P. Mathews, Todd Modic and each Director – Filed herein and incorporated by reference

POWER OF ATTORNEY

I, the undersigned Officer and Trustee/Director, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 9, 2007.

/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer and
Trustee:

ING Global Advantage and Premium Opportunity Fund
ING Global Equity Dividend and Premium Opportunity Fund
ING Prime Rate Trust
ING Risk Managed Natural Resources Fund
ING Separate Portfolios Trust

POWER OF ATTORNEY

I, the undersigned Officer, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety and Shaun P. Mathews, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 9, 2007.

/s/ Todd Modic

Todd Modic
Senior Vice President, Chief/Principal Financial
Officer and Assistant Secretary

POWER OF ATTORNEY

I, the undersigned Trustee/Director, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 9, 2007.

/s/ John V. Boyer

John V. Boyer
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Trustee/Director, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 9, 2007.

/s/ Patricia W. Chadwick

Patricia W. Chadwick
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Trustee/Director, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 9, 2007.

/s/ J. Michael Earley

J. Michael Earley
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Trustee/Director, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 9, 2007.

/s/ R. Barbara Gitenstein

R. Barbara Gitenstein
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Trustee/Director, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 9, 2007.

/s/ Patrick W. Kenny

Patrick W. Kenny
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Trustee/Director, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 9, 2007.

/s/ Jock Patton

Jock Patton
Chairman and Director/Trustee

POWER OF ATTORNEY

I, the undersigned Trustee/Director, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 9, 2007.

/s/ Sheryl K. Pressler

Sheryl K. Pressler
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Trustee/Director, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 9, 2007.

/s/ David W. C. Putnam

David W. C. Putnam
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Trustee/Director, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 9, 2007.

/s/ John G. Turner

John G. Turner
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Trustee/Director, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 9, 2007.

/s/ Roger B. Vincent

Roger B. Vincent
Director and Trustee

EXHIBIT INDEX

ING Partners, Inc.

Exhibit Number	Exhibit Description
a(21)	Articles Supplementary effective June 13, 2007 regarding ING Solution Growth and Income Portfolio and ING Solution Growth Portfolio.
d(1)(vii)	Amended Schedule A effective June 29, 2007 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company.
d(1)(viii)	Amended Schedule B effective June 29, 2007 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company.
d(22)(i)

Amended Schedule A effective June 29, 2007 to the Amended and Restated Expense Limitation Agreement effective February 1, 2005 as amended and restated January 1, 2007 between Directed Services, LLC and ING Partners, Inc.

e(1)(i)	Schedule A dated June 29, 2007 to the Underwriting Agreement between ING Partners, Inc. and ING Funds Distributor, LLC.
g(1)(i)	Amended Exhibit A effective June 29, 2007 to the Custodian Agreement between ING Partners, Inc. and The Bank of New York.
h(1)(iii)	Amended Schedules A and B dated June 29, 2007 to the Administrative Services Agreement.
h(4)(i)	Amended Exhibit A effective June 29, 2007 to the Securities Lending Agreement and Guaranty dated August 7, 2003 between ING Partners, Inc. and The Bank of New York.
i(7)	Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Solution Growth and Income Portfolio and ING Solution Growth Portfolio.
j(1)	Consent of Dechert LLP
j(2)	Consent of KPMG LLP
n(1)(i)	Amended Schedule A effective June 29, 2007 to the Second Amended and Restated Plan Pursuant to Rule 18f-3.
p(15)	Code of Ethics for Thornburg Investment Management.